UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
333-270426

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	/X/
Post-Effective Amendment No. __	/ /

(Check appropriate box or boxes)

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8099
(215) 564-8071

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Class A, Class C, Class R, Class R6, and Institutional Class shares of beneficial interest, no par value, of Delaware Limited-Term Diversified Income Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

--- C O N T E N T S ---

1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus/Proxy Statement
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

This Registration Statement on Form N-14 contains one common Prospectus/Proxy Statement and one common Statement of Additional Information that will be filed by five registrants. The Part C contained in this Post-Effective Amendment relates only to Delaware Group Limited-Term Government Funds. A separate Registration Statement on Form N-14 which includes the common Prospectus/Proxy Statement, the common Statement of Additional Information and its own Part C, is also being filed for Delaware Group Tax-Free Fund, Voyageur Mutual Funds, Delaware Group Income Funds, and Delaware Group Government Fund.

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DELAWARE IVY MUNICIPAL BOND FUND
DELAWARE IVY MUNICIPAL HIGH INCOME FUND
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND
DELAWARE IVY CORPORATE BOND FUND
DELAWARE IVY CROSSOVER CREDIT FUND
DELAWARE IVY LIMITED-TERM BOND FUND
DELAWARE IVY STRATEGIC INCOME FUND

100 Independence,
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

IMPORTANT SHAREHOLDER INFORMATION

This Prospectus/Proxy Statement is being provided to you in conjunction with a Special Meeting of Shareholders for the Acquired Funds listed below on June 27, 2023, at 12:30-pm ET, to consider the proposed reorganization of your Fund as described further below. The specific details and reasons for the proposed reorganizations are discussed in the enclosed combined Prospectus/Proxy Statement. Please read it carefully.

The Board of Trustees (the “Board”) of the Ivy Funds (the “Acquired Trust”) on behalf of each of the Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Limited-Term Bond Fund, and Delaware Ivy Strategic Income Fund (each, an “Acquired Fund” and together, the “Acquired Funds”) has approved a Plan of Reorganization, subject to shareholder approval, pursuant to which each Acquired Fund is proposed to be reorganized with and into a corresponding fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”), as follows (each, a “Reorganization” and together, the “Reorganizations”), on or about September 15, 2023 (“Reorganization Date”):

Acquired Funds	Acquiring Funds
Delaware Ivy Municipal Bond Fund, a series of Ivy Funds	Delaware Tax-Free USA Fund, a series of Delaware Group® Tax-Free Fund
Delaware Ivy Municipal High Income Fund, a series of Ivy Funds	Delaware National High-Yield Municipal Bond Fund, a series of Voyageur Mutual Funds
Delaware Ivy California Municipal High Income Fund, a series of Ivy Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Ivy Corporate Bond Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Crossover Credit Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Limited-Term Bond Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Delaware Ivy Strategic Income Fund, a series of Ivy Funds	Delaware Strategic Income Fund, a series of Delaware Group Government Fund

After careful consideration, the Board of Trustees of Ivy Funds unanimously approved each proposed reorganization and recommends that shareholders vote “FOR” the proposal relating to the reorganization of your Fund(s).

This special meeting will be held via audioconference. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. To assist with the solicitation of proxies, we have engaged Morrow Sodali Fund Solutions, a proxy solicitation firm. As the meeting date approaches, if you have not voted your shares you may receive a phone call from them urging you to vote your shares.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on June 27, 2023. If you have more than one account registered in your name, you will receive a separate proxy card for each account. Please vote and return each proxy card that you receive, or take
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advantage of the telephonic or electronic voting procedures described in the proxy card(s). Please help your Fund avoid the expense of a follow-up mailing by voting today.

The Prospectus/Proxy Statement discusses the Reorganizations and provides you with information that you should consider prior to casting your vote.  The Board of the Acquired Trust approved the Reorganizations and concluded that each Reorganization is in the best interests of each Acquired Fund and its shareholders.  The attached proxy card seeks your vote in favor of the proposed reorganization of your Fund. Each Reorganization is a separate transaction, and no Reorganization is contingent upon the approval of any other Reorganization described herein.

The investment objectives, strategies, and risks of each Acquired Fund are similar, but also differ in certain respects, from those of the corresponding Acquiring Fund. The enclosed Prospectus/Proxy Statement provides important information regarding such differences, as well as similarities, that shareholders should consider in determining whether an investment in the Acquiring Fund(s) is appropriate for them. Shareholders may redeem their shares of an Acquired Fund at any time prior to the closing of the relevant Reorganization. No contingent deferred sales charge will be assessed in connection with any redemption of your shares of an Acquired Fund prior to the Reorganizations.

These materials also include a proxy card, which is, in essence, a ballot.  If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return your proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the Reorganizations of the Acquired Funds, which is in accordance with the recommendation of the Acquired Trust’s Board of Trustees.

We urge you to review carefully the Reorganization proposals in the Prospectus/Proxy Statement.  Then, fill out the proxy card and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs of having to conduct additional solicitation or mailings may be avoided. If you have any questions on how to cast your vote or would like to quickly vote your shares, call Morrow Sodali Fund Solutions, our proxy solicitor, toll free at 833 459-3558.

DELAWARE IVY MUNICIPAL BOND FUND
DELAWARE IVY MUNICIPAL HIGH INCOME FUND
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND
DELAWARE IVY CORPORATE BOND FUND
DELAWARE IVY CROSSOVER CREDIT FUND
DELAWARE IVY LIMITED-TERM BOND FUND
DELAWARE IVY STRATEGIC INCOME FUND

100 Independence,
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on June 27, 2023
To the Shareholders of Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Limited-Term Bond Fund, and Delaware Ivy Strategic Income Fund:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Limited-Term Bond Fund, and Delaware Ivy Strategic Income Fund will be held via teleconference on June 27, 2023 at 12:30pm ET. As described further below, the shareholders of each Acquired Fund are being asked to approve an Agreement and Plan of Reorganization with respect to that Fund. Each Reorganization is a separate transaction, and no Reorganization is contingent upon the approval of any other Reorganization described herein.
The Meeting is being called for the following purposes:
1. For Delaware Ivy Municipal Bond Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Ivy Municipal Bond Fund and Delaware Tax-Free USA Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Municipal Bond Fund by Delaware Tax-Free USA Fund in exchange solely for shares of Delaware Tax-Free USA Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Municipal Bond Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Municipal Bond Fund.
2. For Delaware Ivy Municipal High Income Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Ivy Municipal High Income Fund and Delaware National High-Yield Municipal Bond Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Municipal High Income Fund by Delaware National High-Yield Municipal Bond Fund in exchange solely for shares of Delaware National High-Yield Municipal Bond Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Municipal High Income Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Municipal High Income Fund.
3. For Delaware Ivy California Municipal High Income Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Ivy California Municipal High Income Fund and Delaware Tax-Free California Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy California Municipal High Income Fund by Delaware Tax-Free California Fund in exchange solely for shares of Delaware Tax-Free California Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy California Municipal High Income Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy California Municipal High Income Fund.
4. For Delaware Ivy Corporate Bond Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Ivy Corporate Bond Fund and Delaware Corporate Bond Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Corporate Bond Fund by Delaware Corporate Bond Fund in exchange solely for shares of Delaware Corporate Bond Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Corporate Bond Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Corporate Bond Fund.

5. For Delaware Ivy Crossover Credit Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Ivy Crossover Credit Fund and Delaware Corporate Bond Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Crossover Credit Fund by Delaware Corporate Bond Fund in exchange solely for shares of Delaware Corporate Bond Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Crossover Credit Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Crossover Credit Fund.
6. For Delaware Ivy Limited-Term Bond Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Ivy Limited-Term Bond Fund and Delaware Limited-Term Diversified Income Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Limited-Term Bond Fund by Delaware Limited-Term Diversified Income Fund in exchange solely for shares of Delaware Limited-Term Diversified Income Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Limited-Term Bond Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Limited-Term Bond Fund.
7. For Delaware Ivy Strategic Income Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Ivy Strategic Income Fund and Delaware Strategic Income Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Strategic Income Fund by Delaware Strategic Income Fund in exchange solely for shares of Delaware Strategic Income Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Strategic Income Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Strategic Income Fund.
8. To transact such other business as may properly come before the Meeting.
A copy of the form of the Plan, which more completely sets forth the terms of each proposed Reorganization, is attached as Exhibit A to the Prospectus/Proxy Statement.
Shareholders of record as of the close of business on April 10, 2023 (the “Record Date”) are entitled to notice of, and to vote at, the Meeting and any adjournment or postponement of the Meeting.  Each shareholder will be entitled to vote only with respect to a Reorganization involving any Acquiring Fund in which the shareholder held shares as of the Record Date.
The Meeting will be conducted exclusively via teleconference. Any shareholder wishing to participate in the Meeting telephonically can do so. If you were a record holder of the Fund shares as of the Record Date, please send an e-mail to the Fund’s proxy solicitor, Morrow Sodali Fund Solutions (“MSFS”), at msfs-meetinginfo@morrowsodali.com no later than 2:00pm ET on June 26, 2023 to register. Please include the Fund’s name(s) in the subject line and provide your name and address in the body of the e-mail. MSFS will then e-mail you the credentials to the teleconference and instructions for voting during the Meeting. If you held Fund shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Meeting, please e-mail MSFS at msfs-meetinginfo@morrowsodali.com no later than 2:00pm ET on June 26, 2023 to register. Please include the Fund’s name(s) in the subject line and provide your name, address and proof of ownership as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Meeting you must first obtain a legal proxy from your intermediary reflecting the Fund’s name(s), the number of Fund shares you held and your name and e-mail address. You may forward an email from your intermediary containing the legal proxy or e-mail an image of the legal proxy to MSFS at msfs-meetinginfo@morrowsodali.com and put “Legal Proxy” in the subject line. MSFS will then provide you with the credentials for the teleconference and instructions for voting during the Meeting. The teleconference credentials will only be active for the date and time of the Meeting. If you have any questions prior to the Meeting, please call MSFS at 833 459-3558.

Whether or not you plan to attend the Meeting via teleconference, your vote is needed.

Attendance at the Meeting will be limited to shareholders of the Funds as of the close of business on the Record Date. You are entitled to receive notice of, and to vote at, the Meeting and any adjournment of the Meeting, even if you no longer hold shares of an applicable Fund. Your vote is important no matter how many shares you own. It is important that your vote be received no later than the time of the Meeting.

Voting is quick and easy. Everything you need is enclosed. You may vote by completing and returning your proxy card in the enclosed postage-paid return envelope, by calling the toll-free telephone number listed on the enclosed proxy card, or by visiting the Internet website listed on the enclosed proxy card. You may receive more than one set of proxy materials if you hold shares in more than one account. Please be sure to vote each proxy card you receive. If we do not hear from you, our proxy solicitor, MSFS, may contact you. This will ensure that your vote is counted even if you cannot or do not wish to attend the Meeting. If you have any questions about the proposals or how to vote, you may call MSFS at 833 459-3558 and a representative will assist you.
By Order of the Board of Trustees of Ivy Funds,

Shawn K. Lytle
President

___________, 2023

Important Notice Regarding the Availability of Proxy Materials for the Meeting:
The Notice of Special Meeting of Shareholders and Proxy Statement/Prospectus are available at [https://proxyvotinginfo.com/p/delawareivy2023].

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PROSPECTUS/ PROXY STATEMENT

TABLE OF CONTENTS

THE REORGANIZATIONS	5
What am I being asked to vote upon?	5
What are the Board recommendations regarding each of the Reorganizations?	5
What will happen if shareholders approve the Plan?	6
What is the anticipated timing of the Reorganizations?	6
What are the costs of the Reorganizations?	6
How will the Reorganizations affect Fund fees and expenses?	7
What happens if a Reorganization is not approved?	7
How will shareholder voting be handled?	7
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS	8
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?	8
INFORMATION ABOUT THE FUNDS	53
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?	53
How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?	62
What are the general tax consequences of the Reorganizations?	65
Who manages the Funds?	65
How do the performance records of the Funds compare?	69
Where can I find more financial information about the Funds?	86
WHAT ARE OTHER KEY FEATURES OF THE FUNDS?	86
ALL REORGANIZATIONS—SHARE ACCOUNT INFORMATION	92
REASONS FOR THE REORGANIZATIONS	117
INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN	119
How will the Reorganizations be carried out?	119
Who will pay the expenses of the Reorganization?	119
What are the tax consequences of each Reorganization?	119
What should I know about shares of the Acquired Fund and Acquiring Fund?	123
What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?	126
Do the Trustees and Officers own shares of the Funds?	134
Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?	134
VOTING INFORMATION	168
How many votes are necessary to approve the Plan?	168
May I revoke my proxy?	169
What other matters will be voted upon at the Meeting?	169
Who is entitled to vote?	169
How will proxies be solicited?	170
Are there dissenters’ rights?	171
MORE INFORMATION ABOUT THE FUNDS	171
EXHIBITS TO PROSPECTUS/PROXY STATEMENT	174

DELAWARE IVY MUNICIPAL BOND FUND
DELAWARE IVY MUNICIPAL HIGH INCOME FUND
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND
DELAWARE IVY CORPORATE BOND FUND
DELAWARE IVY CROSSOVER CREDIT FUND
DELAWARE IVY LIMITED-TERM BOND FUND
DELAWARE IVY STRATEGIC INCOME FUND
100 Independence,
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

PROXY STATEMENT/PROSPECTUS

Dated [    ], 2023

Acquisition of the Assets of:
DELAWARE IVY MUNICIPAL BOND FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE USA FUND (a series of Delaware Group® Tax-Free Fund)

Acquisition of the Assets of:
DELAWARE IVY MUNICIPAL HIGH INCOME FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND (a series of Voyageur Mutual Funds)

Acquisition of the Assets of:
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE CALIFORNIA FUND (a series of Voyageur Mutual Funds)

Acquisition of the Assets of:
DELAWARE IVY CORPORATE BOND FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE CORPORATE BOND FUND (a series of Delaware Group Income Funds)

Acquisition of the Assets of:
DELAWARE IVY CROSSOVER CREDIT FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE CORPORATE BOND FUND (a series of Delaware Group Income Funds)

Acquisition of the Assets of:
DELAWARE IVY LIMITED-TERM BOND FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND (a series of Delaware Group Limited-Term Government Funds)

Acquisition of the Assets of:
DELAWARE IVY STRATEGIC INCOME FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE STRATEGIC INCOME FUND (a series of Delaware Group Government Fund)

This Proxy Statement/Prospectus solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Limited-Term Bond Fund, and Delaware Ivy Strategic Income Fund (each, an “Acquired Fund” and together, the “Acquired Funds”). Each Acquired Fund is a series of Ivy Funds (the “Acquired Trust”). At the Meeting, shareholders of each Acquired Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”). The Meeting is being called for the following purposes:

1. For Delaware Ivy Municipal Bond Fund shareholders only: To approve a Plan between Delaware Ivy Municipal Bond Fund and Delaware Tax-Free USA Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Municipal Bond Fund by Delaware Tax-Free USA Fund in exchange solely for shares of Delaware Tax-Free USA Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Municipal Bond Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Municipal Bond Fund.
2. For Delaware Ivy Municipal High Income Fund shareholders only: To approve a Plan between Delaware Ivy Municipal High Income Fund and Delaware National High-Yield Municipal Bond Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Municipal High Income Fund by Delaware National High-Yield Municipal Bond Fund in exchange solely for shares of Delaware National High-Yield Municipal Bond Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Municipal High Income Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Municipal High Income Fund.
3. For Delaware Ivy California Municipal High Income Fund shareholders only: To approve a Plan between Delaware Ivy California Municipal High Income Fund and Delaware Tax-Free California Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy California Municipal High Income Fund by Delaware Tax-Free California Fund in exchange solely for shares of Delaware Tax-Free California Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy California Municipal High Income Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy California Municipal High Income Fund.

4. For Delaware Ivy Corporate Bond Fund shareholders only: To approve a Plan between Delaware Ivy Corporate Bond Fund and Delaware Corporate Bond Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Corporate Bond Fund by Delaware Corporate Bond Fund in exchange solely for shares of Delaware Corporate Bond Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Corporate Bond Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Corporate Bond Fund.
5. For Delaware Ivy Crossover Credit Fund shareholders only: To approve a Plan between Delaware Ivy Crossover Credit Fund and Delaware Corporate Bond Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Crossover Credit Fund by Delaware Corporate Bond Fund in exchange solely for shares of Delaware Corporate Bond Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Crossover Credit Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Crossover Credit Fund.
6. For Delaware Ivy Limited-Term Bond Fund shareholders only: To approve a Plan between Delaware Ivy Limited-Term Bond Fund and Delaware Limited-Term Diversified Income Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Limited-Term Bond Fund by Delaware Limited-Term Diversified Income Fund in exchange solely for shares of Delaware Limited-Term Diversified Income Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Limited-Term Bond Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Limited-Term Bond Fund.
7. For Delaware Ivy Strategic Income Fund shareholders only: To approve a Plan between Delaware Ivy Strategic Income Fund and Delaware Strategic Income Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Strategic Income Fund by Delaware Strategic Income Fund in exchange solely for shares of Delaware Strategic Income Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Strategic Income Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Strategic Income Fund.
8. To transact such other business as may properly come before the Meeting.
Each of the Acquired Funds will be reorganized into its corresponding Delaware Funds by Macquarie as indicated below (each, an “Acquiring Fund” and together, the “Acquiring Funds”), on or about September 15, 2023 (“Reorganization Date”).

Acquired Funds	Acquiring Funds
Delaware Ivy Municipal Bond Fund, a series of Ivy Funds	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund
Delaware Ivy Municipal High Income Fund, a series of Ivy Funds	Delaware National High-Yield Municipal Bond Fund, a series of Voyageur Mutual Funds
Delaware Ivy California Municipal High Income Fund, a series of Ivy Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Ivy Corporate Bond Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Crossover Credit Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Limited-Term Bond Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Delaware Ivy Strategic Income Fund, a series of Ivy Funds	Delaware Strategic Income Fund, a series of Delaware Group Government Fund

Delaware Group Tax-Free Fund, Voyageur Mutual Funds, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, and Delaware Group Government Fund are each referred to individually as an “Acquiring Trust” and together as the “Acquiring Trusts.” The Acquired Funds and Acquiring Funds together are referred to as the “Funds.”

If an Acquired Fund’s shareholders vote to approve the Plan: (i) all of the property, assets, and goodwill (Assets) of each Acquired Fund will be acquired by the corresponding Acquiring Fund, and (ii) each Acquiring Trust, on behalf of the corresponding Acquiring Fund, will assume the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund.  According to the Plan, each Acquired Fund will be liquidated and dissolved following the Reorganization. The Boards of Trustees of the Acquired Trust and the Acquiring Trusts (each, a “Board” and together, the “Boards”) have approved the Plan and each Reorganization. Pursuant to the Plan, holders of Class A, Class C, Class R, Class R6, Institutional Class, and Class Y shares, as applicable, of each Acquired Fund will receive shares of equal aggregate net asset value (“NAV”) of Class A, Class C, Class R, Class R6, and Institutional Class shares, as applicable, respectively, of the corresponding Acquiring Fund. This exchange will occur on a date agreed upon by the parties to the Plan, which is currently anticipated to occur on or around September 15, 2023 (“Reorganization Date”). Class A shareholders of the Acquired Funds, as applicable, will not be assessed sales charges, including any contingent deferred sales charge, for the exchange of their shares for Class A shares of the Acquiring Funds. Additionally, Class C shareholders of the Acquiring Funds, as applicable, will not incur any contingent deferred sales charge for the exchange of their shares for Class C shares of the corresponding Acquiring Fund. As applicable, subsequent purchases of Class A shares or Class C shares of an Acquiring Fund will, however, be subject to applicable sales charges.  Each Acquiring Fund will be the accounting survivor of the related Reorganization.
Each Fund is a diversified series of its respective trust. Delaware Management Company (“DMC” or the “Manager”), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), serves as the investment advisor for the Funds.

This Proxy Statement/Prospectus sets forth the information that you should know about the Reorganizations. You should retain this Proxy Statement/Prospectus for future reference.  A Statement of Additional Information (“SAI”) dated [   ], 2023, relating to this Proxy Statement/Prospectus, contains additional information about the Acquiring Funds and the Reorganizations, and has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.

The prospectuses of the Acquiring Funds (“Acquiring Fund Prospectuses”) are intended to provide you with information about each Acquiring Fund.  The prospectuses of the Acquired Funds (“Acquired Fund Prospectuses”) provide additional information about the Acquired Funds and are incorporated herein by reference. Relevant information about the Acquired Fund Prospectuses and Acquiring Fund Prospectuses are as follows:

Acquired Fund Prospectuses	Acquiring Fund Prospectuses
Delaware Ivy Municipal Bond Fund – dated July 29, 2022 (1933 Act File No. 033-45961)	Delaware Tax-Free USA Fund – dated December 29, 2022 (1933 Act File No. 002-86606)
Delaware Ivy Municipal High Income Fund – dated July 29, 2022 (1933 Act File No. 033-45961)	Delaware National High-Yield Municipal Bond Fund – dated December 29, 2022 (1933 Act File No. 033-63238)
Delaware Ivy California Municipal High Income Fund – dated January 30, 2023 (1933 Act File No. 033-45961)	Delaware Tax-Free California Fund – dated December 29, 2022 (1933 Act File No. 033-63238)
Delaware Ivy Corporate Bond Fund – dated January 30, 2023 (1933 Act File No. 033-45961)	Delaware Corporate Bond Fund – dated November 28, 2022 (1933 Act File No. 002-37707)
Delaware Ivy Crossover Credit Fund – dated January 30, 2023 (1933 Act File No. 033-45961)	Delaware Corporate Bond Fund – dated November 28, 2022 (1933 Act File No. 002-37707)
Delaware Ivy Limited-Term Bond Fund – dated July 29, 2022 (1933 Act File No. 033-45961)	Delaware Limited-Term Diversified Income Fund - dated May 1, 2023 (1933 Act File No. 002-75526)
Delaware Ivy Strategic Income Fund – dated January 30, 2023 (1933 Act File No. 033-45961)	Delaware Strategic Income Fund – dated November 28, 2022 (1933 Act File No. 002-97889)

You can request a free copy of any of the Funds’ Prospectuses, SAIs, Annual Reports, or Semiannual Reports by calling 800 523-1918 or by writing to the Funds c/o Delaware Funds by Macquarie®, P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail) or c/o Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service).

Additional information about each Acquiring Fund can be viewed online from the EDGAR database without charge on the SEC’s internet site at www.sec.gov.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

THE REORGANIZATIONS
At a meeting held on February 14-16, 2023, the Boards, including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”) as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of each of the Funds, considered the proposal to reorganize each Acquired Fund with and into the corresponding Acquiring Fund, and approved the Plan.

What am I being asked to vote upon?
The shareholders of each Acquired Fund are being asked to vote to approve the Agreement and Plan of Reorganization between the Acquired Fund and its corresponding Acquiring Fund. The Acquired Trust and each Acquiring Trust are organized as Delaware statutory trusts with identical shareholder rights. Each Plan provides that: (i) all of the property, assets, and goodwill (“Assets”) of the applicable Acquired Fund will be acquired by the corresponding Acquiring Fund, and (ii) each Acquiring Trust, on behalf of the corresponding Acquiring Fund, will assume the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund.  According to the Plan, each Acquired Fund will be liquidated and dissolved following the Reorganization. Each Reorganization constitutes a separate reorganization, and no Reorganization is contingent upon the approval of any other Reorganization. Each Reorganization was proposed by Management and approved by the appliable Fund’s Board. Management proposed each Reorganization in consideration of portfolio characteristics, similarities in investment approach, overlap of portfolio holdings and shared portfolio management teams, among other considerations.

What are the Board recommendations regarding each of the Reorganizations?
For the following reasons and the reasons set forth below under “Reasons for the Reorganization,” the Board of each Fund has determined that the Reorganization is in the best interests of the respective Fund and its shareholders. The Board of each Acquired Fund and Acquiring Fund has also concluded that the interests of the existing shares of such Fund will not be diluted as a result of the applicable Reorganization. In making these determinations, the Board of each Fund noted the recommendation of DMC, the Funds’ investment manager, and considered the following, among other factors: (i) each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially similar fundamental investment restrictions, (ii) each Acquiring Fund and its corresponding Acquired Fund have the same portfolio management teams and a high degree of portfolio holding overlap, which is anticipated to mitigate transaction costs in connection with each Reorganization; (iii) each Acquiring Fund’s overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund’s total expense ratio following the Reorganizations, taking into account applicable expense limitation arrangements, with the exception of Class C shares of Delaware National High-Yield Municipal Bond Fund (Acquiring Fund), which will have a total expense ratio that is 2 basis points (0.02%) higher than Class C shares of Delaware Ivy Municipal High Income Fund (Acquired Fund); (iv) each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and reach and/or get closer (as applicable) to breakpoints in the management fee schedules; (v) the reduced number of substantially similar Funds should benefit distribution efforts and shelf space eligibility; (vi) the performance of the Funds, noting generally favorable Acquiring Fund performance across various periods as compared to the corresponding Acquired Fund; (vii) each Acquired Fund and its corresponding Acquiring Fund share the same portfolio management team; (viii) the assets under management of each Fund (e.g., smaller funds going into larger funds) and DMC’s view on ability to garner additional assets of each Fund outside of the Reorganizations; and (ix) each Reorganization will be structured so it qualifies as a tax-free reorganization.

What will happen if shareholders approve the Plan?
•
If approved by Acquired Fund shareholders, each Reorganization will result in your Acquired Fund shares being exchanged for Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Acquired Fund(s). In particular, shareholders of each Acquired Fund will receive the equivalent aggregate NAV of the Class A, Class C, Institutional Class, Class R or Class R6 shares, as applicable, of the corresponding Acquiring Fund.

•	As indicated and described further below, shareholders holding Class Y shares of an Acquired Fund will receive Class A shares of the corresponding Acquiring Fund.
•	Shareholders holding Class I shares of an Acquired Fund will receive Institutional Class shares of the corresponding Acquiring Fund.
•
Shareholders holding Class R6 shares of the Delaware Ivy Municipal Bond Fund and Delaware Ivy Municipal High Income Fund will receive Institutional Class shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund (their respective corresponding Acquiring Funds), as further described below.

•	Following the Reorganization, you will cease to be an Acquired Fund shareholder and will become an Acquiring Fund shareholder.
•	This exchange will occur on a date agreed upon by the parties to the Plan, which is currently anticipated to occur on or around September 15, 2023 (“Closing Date”).
•	Shareholders of the Acquired Funds will not be assessed any sales charges for the exchange of their shares Class A, Class C, Institutional Class, Class R or Class R6 shares of the Acquiring Funds.

What is the anticipated timing of the Reorganizations?
The Meeting is scheduled to occur on June 27, 2023.  If the necessary shareholder approval is obtained for a Reorganization, the Reorganization is expected to be completed on or around September 15, 2023.

What are the costs of the Reorganizations?
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Proxy Statement, are anticipated to be approximately $1,430,000-$1,630,000. The total costs of each Reorganization, as detailed in the table below, will be split as follows: one third paid by the Acquiring Funds together, one third paid by the Acquired Funds together, and one third by DMC, with individual Fund contributions to be assessed based on proportional assets.

Estimated Expense Amount / Split	Total	bps	Total	bps
Total Estimated Costs	$ 1,430,000		$ 1,630,000
Delaware Management Company (DMC)	$ 476,667		$ 543,333
Acquired Funds:
Delaware Ivy Municipal Bond Fund (Acquired)	$ 84,814	0.021%	$ 96,676	0.024%
Delaware Ivy Municipal High Income Fund (Acquired)	$ 125,343	0.021%	$ 142,873	0.024%
Delaware Ivy California Municipal High Income Fund (Acquired)	$ 3,215	0.021%	$ 3,665	0.024%
Delaware Ivy Corporate Crossover Bond Fund (Acquired)	$ 84,939	0.021%	$ 96,818	0.024%
Delaware Ivy Crossover Credit Fund (Acquired)	$ 3,549	0.021%	$ 4,046	0.024%
Delaware Ivy Limited-Term Bond Fund (Acquiring)	$ 140,723	0.021%	$ 160,405	0.024%

Delaware Ivy Strategic Income Fund (Acquired)	$ 34,083	0.021%	$ 38,850	0.024%
Total Acquired Funds	$ 476,667	0.021%	$ 543,333	0.024%
Acquiring Funds:
Delaware Tax Free USA Fund (Acquiring)	$ 77,970	0.011%	$ 88,874	0.012%
Delaware National High Yield Municipal Bond Fund (Acquiring)	$ 198,961	0.011%	$ 226,788	0.012%
Delaware Tax-Free California Fund (Acquiring)	$ 16,854	0.011%	$ 19,211	0.012%
Delaware Corporate Bond Fund (Acquiring)	$ 126,581	0.011%	$ 144,284	0.012%
Delaware Limited Term Diversified Income Fund (Acquiring)	$ 46,449	0.011%	$ 52,945	0.012%
Delaware Strategic Income Fund (Acquiring)	$ 9,852	0.011%	$ 11,230	0.012%
Total Acquiring Funds	$ 476,667	0.011%	$ 543,333	0.012%

How will the Reorganizations affect Fund fees and expenses?
With respect to the Delaware Ivy California Municipal High Income Fund, the Delaware Ivy Corporate Bond Fund and the Delaware Ivy Limited-Term Bond Fund, the corresponding Acquiring Fund’s management fee rate is higher than the Acquired Fund’s management fee rate at current asset levels. The net expense ratio of each Acquiring Fund is expected to be equal to or lower than the net expense ratio of the corresponding Acquired Fund following the Reorganization, with the exception of Class C shares of Delaware National High-Yield Municipal Bond Fund (Acquiring Fund), which have a total expense ratio that is 2 basis points (0.02%) higher than Class C shares of Delaware Ivy Municipal High Income Fund (Acquired Fund). As illustrated in the fee and expense tables below, certain existing classes of the Acquired Funds will be converted into share classes of a corresponding Acquiring Fund that are anticipated to have a higher gross expense ratios following the respective Reorganization. Management has implemented a voluntary fee waiver to reduce the gross expenses of each Acquiring Fund as detailed in the tables below. However, there is a possibility that these voluntary waivers will not be extended. Each waiver will remain in effect for the stated term and may not be terminated prior to the date indicated.

What happens if a Reorganization is not approved?
If a Reorganization is not approved by the applicable Acquired Fund’s shareholders or does not close for any other reason, such shareholders will remain shareholders of the Acquired Fund, and the Acquired Fund will continue to operate. The Acquired Fund’s Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation of the Acquired Fund.

How will shareholder voting be handled?
Shareholders who own shares of an Acquired Fund at the close of business on the Record Date will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of a Reorganization requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of an Acquired Fund; or (ii) 67% or more of the outstanding shares of the Acquired Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy (“1940 Act Majority Vote”).  MSFS has been retained by the Acquired Funds to solicit, collect, and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Proxy Statement/Prospectus. You may cast your vote by completing, signing and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the on-line instructions if your account is eligible.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting.  You may also attend the Meeting and cast your vote at the Meeting via teleconference.

The Meeting will be conducted exclusively via teleconference. Any shareholder wishing to participate in the Meeting telephonically can do so. If you were a record holder of the Fund shares as of the Record Date, 2023, please send an e-mail to the Fund’s proxy solicitor, MSFS, at msfs-meetinginfo@morrowsodali.com no later than 2:00pm

ET on June 26, 2023 to register. Please include the Fund’s name(s) in the subject line and provide your name and address in the body of the e-mail. MSFS will then e-mail you the credentials to the teleconference and instructions for voting during the Meeting. If you held Fund shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Meeting, please e-mail MSFS at msfs-meetinginfo@morrowsodali.com no later than 2:00pm ET on June 26, 2023 to register. Please include the Fund’s name(s) in the subject line and provide your name, address and proof of ownership as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Meeting you must first obtain a legal proxy from your intermediary reflecting the Fund’s name(s), the number of Fund shares you held and your name and e-mail address. You may forward an email from your intermediary containing the legal proxy or e-mail an image of the legal proxy to MSFS at msfs-meetinginfo@morrowsodali.com and put “Legal Proxy” in the subject line. MSFS will then provide you with the credentials for the teleconference and instructions for voting during the Meeting. The teleconference credentials will only be active for the date and time of the Meeting. If you have any questions prior to the Meeting, please call MSFS at 833 459-3558.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “Voting Information” section of this Prospectus/Proxy Statement.

THE BOARD OF EACH ACQUIRED FUND RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN FOR SUCH ACQUIRED FUND.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?
This section will help you compare the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds and the Acquiring Funds. More complete information may be found in the Funds’ Prospectuses and SAIs.  For a complete description of an Acquiring Fund’s investment objectives, investment strategies, and risks, you should read the Acquiring Fund Prospectus.

REORGANIZATION OF DELAWARE IVY MUNICIPAL BOND FUND INTO DELAWARE TAX-FREE USA FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have substantially the same investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy Municipal Bond Fund (Acquired Fund)	Delaware Tax-Free USA Fund (Acquiring Fund)
What is the Fund’s investment objective?

Delaware Ivy Municipal Bond Fund seeks to provide the level of current income consistent with preservation of capital and that is not subject to federal income tax.

What is the Fund’s investment objective?

Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

Each Fund primarily invests in municipal debt obligations and in doing so generate income that is exempt from federal income tax.

Under normal circumstances, the Acquiring Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. Similarly, under normal circumstances, at least 80% of the net assets of the Acquired Fund, plus any borrowings for investment purposes, will be invested in municipal bonds. Each Fund’s 80% policy is fundamental and may not be changed without prior shareholder approval. With respect to the Acquiring Fund, for purposes of its 80% policy, the Fund invests specifically in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax (AMT).  In contrast, the Acquired Fund, for purposes of its 80% policy, invests in securities, the interest of which is exempt from federal income tax, but a portion of the interest of which is excludable from gross income for federal tax purpose, may be an item of tax preference of the AMT.

The Acquired Fund principally invests in municipal bonds. “Municipal bonds” means obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia, Puerto Rico, the US Virgin Islands and Guam), the interest on which is excludable from gross income for federal income tax purposes. Similarly, the Acquiring Fund primarily invests municipal debt obligations that are issued by state and local government to raise funds for various public purposes, which includes general obligation bonds and revenue bonds, which the Acquired Fund primarily invests in.

Each Fund invests in securities of various maturities. However, the Acquiring Fund may invest up to 20% of its net assets in  below investment grade or high yield fixed income securities (Junk Bonds), while the Acquired Fund mainly invests in investment grade municipal bonds of any maturity. The Acquiring Fund will typically invest in securities that have a dollar-weighted average effective maturity of between 5 and 30 years.

Delaware Ivy Municipal Bond Fund (Acquired Fund)	Delaware Tax-Free USA Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy Municipal Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in municipal bonds. The Fund mainly invests in municipal bonds of investment grade and of any maturity. Municipal bonds are obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia, Puerto Rico, the US Virgin Islands and Guam), the interest on which is excludable from gross income for federal income tax purposes, although a portion of such interest may be an item of tax preference for purposes of the federal alternative minimum tax (AMT) (Tax Preference Item). Investment grade debt securities include debt securities rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Delaware Management Company (Manager), the Fund’s investment manager, to be of comparable quality.

The Fund diversifies its holdings between two main types of municipal bonds:

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund may invest up to 20% of its net assets in high yield fixed income securities (junk bonds). The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest

•General obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority

•Revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and multi-family housing projects and student loan bonds that finance pools of student loans as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

The Manager attempts to enhance Fund performance by utilizing opportunities presented by the shape and slope of the yield curve. As an overlay to this core strategy, the Manager attempts to identify and capitalize on relative value opportunities that exist between sectors, states (including US possessions), security structures and ratings categories. The Manager monitors relative attractiveness to other taxable fixed-income asset classes, as well as municipal market supply/demand patterns, expectations of US Treasury (Treasury) market performance and overall market liquidity, tax policies and other technical factors, in seeking to identify opportunities for the Fund.

The Manager may look at a number of factors in selecting securities for the Fund’s portfolio. These include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

The Manager seeks to emphasize prudent diversification among sectors, states, security structures, position sizes and ratings categories, in an attempt to reduce overall portfolio risk and performance volatility as well as to emphasize capital preservation. However, the Fund may invest significantly in municipal bonds payable from revenues derived from similar projects, such as those in the healthcare, transportation and utility sectors.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation.

uses when buying securities to determine whether the security continues to be a desired investment for the Fund. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to interest rate risk, credit risk, alternative minimum tax risk, liquidity risk, IBOR risk, and active management and selection risk. Although there are certain risks that are labeled differently between the Acquired Fund and the Acquiring Fund, many of them address the same or related risks. For example, the Acquired Fund’s prospectus discloses that it is subject to political, legislative or regulatory risk while the Acquiring Fund’s prospectus discloses that it is subject to government and regulatory risk. In addition, the Acquired Fund discloses that it is subject to prepayment risk while the Acquiring Fund discloses that it is subject to call risk. Likewise, the Acquired Fund’s prospectus discloses that the Fund is subject to focus risk, while the Acquiring Fund’s prospectus discloses that the Fund is subject to industry and sector risk and geographic concentration risk, both of which are discussed in the focus risk section for the Acquired Fund.

In addition, the Acquiring Fund is subject to high yield (junk bond) risk and market risk. While the Acquired Fund’s prospectus did not disclose a specific market risk, it included related risks such as fixed income risk. The Acquired Fund is also subject to taxability risk, which was discussed in other risk disclosure for the Acquiring Fund.

Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk
Interest rate risk	Interest rate risk
Credit risk	Credit risk
High yield (junk bond) risk
Prepayment risk	Call risk
Liquidity risk	Liquidity risk
Alternative minimum tax risk	Alternative minimum tax risk
Political, legislative or regulatory risk	Government and regulatory risk
Geographic concentration risk
Focus risk	Industry and sector risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk
Fixed Income Risk
Taxability risk

Market risk. (Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Fixed Income risk. (Acquired Fund) The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (junk bonds), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Prepayment risk (Acquired Fund) The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Call risk. (Acquiring Fund) The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk. (Acquiring Fund) The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Political, legislative or regulatory risk. (Acquired Fund) The risk that the municipal securities market generally, or certain municipal securities in particular, may be significantly affected by adverse political, legislative or regulatory changes or litigation at the federal or state level.

Alternative minimum tax risk. (Acquired Fund and Acquiring Fund) The risk that the Fund may invest in municipal bonds the interest on which (and, therefore, any part of Fund dividends attributable to such interest) is a Tax Preference Item for shareholders subject to the AMT. If a Fund shareholder’s AMT liability is increased as a result of such treatment, that would reduce the Fund’s after-tax return to the shareholder.

Taxability risk. (Acquired Fund) The risk that the Fund and the Manager rely on the opinion of an issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to federal income tax. However, after the Fund buys a security backed by such an opinion, distributions by the Fund may become taxable to shareholders due to noncompliant conduct by a bond issuer, unfavorable changes in federal tax laws, or adverse interpretations of tax laws by the Internal Revenue Service (IRS) or other authorities or because of other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

High yield (junk bond) risk. (Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Industry and sector risk. (Acquiring Fund) The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Geographic concentration risk. (Acquiring Fund) The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Focus risk. (Acquired Fund) The risk that, at times, the Fund may invest significantly in municipal bonds that finance similar types of projects, such as those in health care, life care, public power, education and transportation, among others, and in municipal bonds of issuers located in the same geographical area. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, likely would affect all similar projects, thereby increasing market risk.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. Certain differences are summarized below. Please see each Fund’s SAI.

For the Acquired Fund, an investment policy or restriction that states a maximum percentage of the Acquired Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Acquired Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Acquired Fund’s investment policies and restrictions.

For the Acquiring Fund, except for the Acquiring Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Delaware Ivy Municipal Bond Fund (Acquired Fund)	Delaware Tax-Free USA Fund (Acquiring Fund)

What are the Fund’s fundamental investment restrictions? Acquired Fund:	What are the Fund’s fundamental investment restrictions? The Acquiring Fund shall not:

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable

1. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

2. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

3. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

exemptive relief) of its investments in securities of issuers in any one industry.

7. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

REORGANIZATION OF DELAWARE IVY MUNICIPAL HIGH INCOME FUND INTO DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy Municipal High Income Fund (Acquired Fund)	Delaware National High-Yield Municipal Bond Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy Municipal High Income Fund seeks to provide a high level of current income that is not subject to federal income tax.
What is the Fund’s investment objective?

Delaware National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

Under normal circumstances, the Acquiring Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax. (80% policy). Similarly, the Acquired Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of municipal bonds (80% policy). Each Fund’s 80% policy is fundamental and may not be changed without prior shareholder approval.

Each Fund primarily invests in municipal debt obligations and in doing so generates income that is exempt from federal income tax.  With respect to the Acquired Fund, for purposes of its 80% policy, the Fund invests in a diversified portfolio of municipal bonds, the interest of which is exempt from federal income tax, but a significant portion of the interest of which is excludable from gross income for federal tax purpose, may be an item of tax preference of the AMT. “Municipal bonds” means obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia, Puerto Rico, the US Virgin Islands and Guam), the interest on which is excludable from gross income for federal income tax purposes. Similarly, the Acquiring Fund primarily invests municipal debt obligations that are issued by state and local government to raise funds for various public purposes, which includes revenue bonds, which the Acquired Fund primarily invests in.

Each Fund will invest in lower-rated securities. Under normal conditions, the Acquiring Fund will primarily invest in lower-rated municipal securities, which typically offer higher income potential and involve greater risk than higher-quality securities. The Acquired Fund typically invests 65% of its total net assets in medium- and lower-quality bonds, but may invest up to 100% of its total assets in non-investment grade bonds.

The Acquired Fund may invest in higher-quality municipal bonds at times when yield spreads are narrow and the Manager believes that the higher yields do not justify the increased risk, and/or when, in the opinion of the Manager, there is a lack of medium- and lower-quality bonds in which to invest.

Delaware Ivy Municipal High Income Fund (Acquired Fund)	Delaware National High-Yield Municipal Bond Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy Municipal High Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of municipal bonds. Municipal bonds are obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia, Puerto Rico, the US Virgin Islands and Guam), the interest on which is excludable from gross income for federal income tax purposes, although a significant portion of such interest may be an item of tax preference for purposes of the federal alternative minimum tax (AMT) (Tax Preference Item). (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations no longer are subject to the AMT for taxable years of the corporation beginning after December 31, 2017.)

The Fund typically invests at least 65% of its total assets in medium- and lower-quality bonds that include bonds rated BBB+ or lower by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Delaware Management Company (Manager) to be of comparable quality. Such investments include non-investment grade debt securities, commonly called “high yield” or “junk” bonds, which typically are rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest up to 100% of its total assets in non-investment grade bonds. Although the Manager considers credit ratings in selecting investments for the Fund, the Manager bases its investment decision for a particular instrument primarily on its own credit analysis and not on a NRSRO’s credit rating. The Manager will consider, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, and interest and asset coverage.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity between 5 and 30 years. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. Under normal circumstances, the Fund will invest primarily in lower-rated municipal securities, which typically offer higher income potential and involve greater risk than higher-quality securities.

The Fund may invest in higher-quality municipal bonds at times when yield spreads are narrow and the Manager believes that the higher yields do not justify the increased risk, and/or when, in the opinion of the Manager, there is a lack of medium- and lower-quality bonds in which to invest.

After conducting a top-down (assessing the market environment) analysis of the municipal high income market, the Manager uses a research-oriented, bottom-up (researching individual issuers) credit-by-credit investment approach. The Manager considers a number of factors in selecting individual securities for the Fund’s portfolio, including the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

The Fund primarily invests in revenue bonds: revenue bonds are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

The Fund may invest in PABs in general, in revenue bonds payable from revenues derived from similar projects, such as those in the health care, life care, education, transportation and special tax sectors, and in municipal bonds of issuers located in the same geographical area.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current credit quality. Additionally, the Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but not identical. Both Funds are subject to interest rate risk, high yield (junk bond) risk, credit risk, alternative minimum tax risk, liquidity risk, IBOR risk, and active management and selection risk. Although there are certain risks that are described differently between the Acquired Fund and the Acquiring Fund, many of them address the same or related risks. For example, the Acquired Fund’s prospectus discloses that it is subject to political, legislative or regulatory risk while the Acquiring Fund’s prospectus discloses that it is subject to government and regulatory risk. In addition, the Acquired Fund’s prospectus discloses that it is subject to prepayment risk while the Acquiring Fund’s prospectus discloses that it is subject to call risk. Likewise, the Acquired Fund’s prospectus discloses that the Fund is subject to focus risk, while the Acquiring Fund’s prospectus discloses that the Fund is subject to industry and sector risk and geographic concentration risk, both of which are discussed in the focus risk section for the Acquired Fund.

In addition, the Acquiring Fund is subject to market risk. While the Acquired Fund’s prospectus did not disclose a specific market risk, it addressed risks disclosed in the Acquiring Fund’s market risk section in other risks such as fixed income risk. The Acquired Fund is also subject to taxability risks, which were discussed in other risk disclosure for the Acquiring Fund.

Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined solely by the following risk descriptions and comparisons. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk
High yield (junk bond) risk	High yield (junk bond) risk
Focus risk	Industry and sector risk
Geographic concentration risk
Fixed income risk
Interest rate risk	Interest rate risk
Credit risk	Credit risk
Prepayment risk	Call risk
Liquidity risk	Liquidity risk
Political, legislative or regulatory risk	Government and regulatory risk
Alternative minimum tax risk	Alternative minimum tax risk
Taxability risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Market risk. (Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Fixed Income risk. (Acquired Fund) The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Prepayment risk (Acquired Fund) The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Call risk. (Acquiring Fund) The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk. (Acquiring Fund) The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Political, legislative or regulatory risk. (Acquired Fund) The risk that the municipal securities market generally, or certain municipal securities in particular, may be significantly affected by adverse political, legislative or regulatory changes or litigation at the federal or state level.

Alternative minimum tax risk. (Acquired Fund and Acquiring Fund) The risk that the Fund may invest in municipal bonds the interest on which (and, therefore, any part of Fund dividends attributable to such interest) is a Tax Preference Item for shareholders subject to the AMT. If a Fund shareholder’s AMT liability is increased as a result of such treatment, that would reduce the Fund’s after-tax return to the shareholder.

Taxability risk. (Acquired Fund) The risk that the Fund and the Manager rely on the opinion of an issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to federal income tax. However, after the Fund buys a security backed by such an opinion, distributions by the Fund may become taxable to shareholders due to noncompliant conduct by a bond issuer, unfavorable changes in federal tax laws, or adverse interpretations of tax laws by the Internal Revenue Service (IRS) or other authorities or because of other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

High yield (junk bond) risk. (Acquired and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Industry and sector risk. (Acquiring Fund) The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Geographic concentration risk. (Acquiring Fund) The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Focus risk. (Acquired Fund) The risk that, at times, the Fund may invest significantly in municipal bonds that finance similar types of projects, such as those in health care, life care, public power, education and transportation, among others, and in municipal bonds of issuers located in the same geographical area. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, likely would affect all similar projects, thereby increasing market risk.

IBOR risk. (Acquired Fund and Acquiring Fund) T The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions.  Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. Certain differences are summarized below. Please see each Fund’s SAI.

For the Acquired Fund, an investment policy or restriction that states a maximum percentage of the Acquired Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Acquired Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Acquired Fund’s investment policies and restrictions.

For the Acquiring Fund, except for the Acquiring Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Delaware Ivy Municipal High Income Fund (Acquired Fund)	Delaware National High-Yield Municipal Bond Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?

Acquired Fund:

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

What are the Fund’s fundamental investment restrictions?

The Acquiring Fund shall not:

1. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

2. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

7. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

3. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

4. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

5. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

6. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

REORGANIZATION OF DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have substantially the same investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy California Municipal High Income Fund (Acquired Fund)	Delaware Tax-Free California Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy California Municipal High Income Fund seeks to provide a high level of current income that is not subject to Federal and California income tax.
What is the Fund’s investment objective?

Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax as is consistent with preservation of capital.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

Under normal circumstances, the Acquiring Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. Similarly, the Acquired Fund, under normal circumstances, invests at least 80% of its net assets in a diversified portfolio of municipal securities with income payments that are exempt from Federal and California income taxes. Each Fund’s 80% policy is fundamental and may not be changed without prior shareholder approval. The Acquired Fund’s prospectus specifies that a significant portion of the current income paid by the Fund may be a tax preference item for purposes of the Federal alternative minimum tax (AMT).

The Acquired Fund’s prospectus discloses that it may invest up to 20% of its net assets in securities that pay taxable income. The Acquiring Fund may also invest up to 20% of its net assets in securities that pay taxable income.

Each Fund may invest in junk bonds. The Acquired Fund typically invests at least 50% of its total assets in medium- and lower- quality municipal securities, which includes junk bonds, while the Acquiring Fund may invest up to 20% of its net assets in junk bonds. In addition, the Acquired Fund may invest up to 100% of total assets in non-investment grade bonds. The Acquired Fund’s prospectus also discloses that the Manager may base its investment decision for a particular instrument primarily on its own credit analysis and not that of an NRSRO.

Lastly, the Acquired Fund may invest in higher-quality municipal bonds at times when yield spreads are narrow and the Manager believes that the higher yields do not justify the increased risk, and/or when, in the opinion of the Manager, there is a lack of medium- and lower-quality bonds in which to invest.

Delaware Ivy California Municipal High Income Fund (Acquired Fund)	Delaware Tax-Free California Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy California Municipal High Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of municipal securities with income payments that are exempt

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment from Federal and California income taxes. These municipal securities primarily include obligations issued by the State of California and its subdivisions, authorities, instrumentalities and corporations. It is possible that up to 20% of the Fund’s net assets may be in securities that pay taxable income. A significant portion of the current income paid by the Fund may be a tax preference item for purposes of the Federal alternative minimum tax (AMT) (Tax Preference Item). (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations no longer are subject to the AMT for taxable years of the corporation beginning after December 31, 2017.)

The Fund typically invests at least 50% of its total assets in medium- and lower-quality municipal securities that include securities rated BBB+ by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, in the Manager’s opinion, that are equivalent in quality. Such investments include non-investment grade debt securities, commonly called “high yield” or “junk” bonds, which typically are rated BBB- or lower by S&P or comparably rated by another NRSRO or, if unrated, of comparable quality. The Fund may invest up to 100% of its total assets in non-investment grade bonds.

The Fund may invest in higher-quality municipal securities at times when yield spreads are narrow and the Manager believes that the higher yields do not justify the increased risk, and/or when, in the opinion of the Manager, there is a lack of medium and lower-quality securities in which to invest.

After conducting a top-down (assessing the market environment) analysis, the Manager uses a research-oriented, bottom-up (researching individual issuers) credit-by-credit investment approach. The Manager considers a number of factors in selecting individual securities for the Fund’s portfolio, including the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, and the structure of the security, including whether it has a call feature.

The Fund primarily invests in revenue bonds: revenue bonds are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations in which the Fund may invest may also include securities issued by US territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the US Virgin Islands) to the extent that these securities are also exempt from federal income tax and California state personal income taxes. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. The Fund may invest up to 20% of its net assets in high yield (junk) bonds. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

The Fund may invest in PABs in general, in revenue bonds payable from revenues derived from similar projects, such as those in the health care, life care, education, transportation and special tax sectors, and in municipal securities of issuers located in the same geographical area.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current credit quality. Additionally, the Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The Acquired Fund and the Acquiring Fund share the same principal investment risks and risk profile. Even though the Acquired Fund and Acquiring Fund share the same risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Interest rate risk	Interest rate risk
Credit risk	Credit risk
High yield (junk bond) risk	High Yield (junk bond) risk
Call risk	Call risk
Liquidity risk	Liquidity risk
Alternative minimum tax risk	Geographic concentration risk
Government and regulatory risk	Alternative minimum tax risk
Geographic concentration risk	Government and regulatory risk
Industry and sector risk	Industry and sector risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Each below risk is applicable to both the Acquired and Acquiring Fund:

Market risk. The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Interest rate risk. The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Credit risk. The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
High yield (junk bond) risk. The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Call risk. The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.
Liquidity risk. The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Alternative minimum tax risk. If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.
Government and regulatory risk. The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.
Geographic concentration risk. The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.
Industry and sector risk. The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.
IBOR risk. The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. Certain differences are summarized below. Please see each Fund’s SAI.

For the Acquired Fund, an investment policy or restriction that states a maximum percentage of the Acquired Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Acquired Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Acquired Fund’s investment policies and restrictions.

For the Acquiring Fund, except for the Acquiring Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Delaware Ivy California Municipal High Income Fund (Acquired Fund)	Delaware Tax-Free California Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?

Acquired Fund:

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other

What are the Fund’s fundamental investment restrictions?

The Acquiring Fund shall not:

1. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

2. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

3. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

7. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

REORGANIZATION OF DELAWARE IVY CORPORATE BOND FUND INTO DELAWARE CORPORATE BOND FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have different investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy Corporate Bond Fund (Acquired Fund)	Delaware Corporate Bond Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy Corporate Bond Fund seeks to provide current income consistent with preservation of capital.	What is the Fund’s investment objective? Delaware Corporate Bond Fund seeks to provide investors with total return.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

Under normal circumstances, the Acquiring Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). Similarly, under normal circumstances, the Acquired Fund invests at least 80% of its net assets in corporate bonds (also referred to as corporate “debt securities” or “fixed-income securities”).  For the Acquired Fund, for purposes of its 80% Policy, “corporate bonds” includes any debt security issued by a domestic or foreign company with an initial maturity greater than one year. Each Fund’s 80% policy is nonfundamental and may be changed without shareholder approval.

Both Funds invest primarily in corporate bonds that have investment-grade credit ratings, or if unrated, are determined by the Manager to be of comparable quality to those that have investment grade ratings. The Acquired

Fund may not invest more than 20% of its total assets in non-investment grade debt securities. Similarly, the Acquiring Fund may invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”).

Both Funds can invest in foreign securities. The Acquired Fund may not invest more than 40% of its total assets in foreign securities. Similarly, the Acquiring Fund may invest up to 40% of its total assets in foreign securities, but the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The Acquired Fund has no limitations regarding the duration of its holdings. Meanwhile, the Acquiring Fund’s average portfolio duration will generally vary within two years (plus or minus) of the current average duration of the Bloomberg US Corporate Investment Grade Index.

The Acquired Fund may significantly invest in debt securities payable from the same sector.

Delaware Ivy Corporate Bond Fund (Acquired Fund)	Delaware Corporate Bond Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy Corporate Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds (also referred to as corporate “debt securities” or “fixed-income securities”). For this purpose, “corporate bonds” includes any debt security issued by a domestic or foreign company with an initial maturity greater than one year. The Fund invests primarily in investment-grade debt securities (including bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality). The Fund has no limitations regarding the duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by both domestic and foreign companies, in a variety of sectors and industries. The Fund may invest significantly in debt securities payable from the same sector.

In selecting debt securities for the Fund, the Manager looks at a number of factors, including both a top-down (assessing the market environment) and a bottom-up (researching individual issuers) analysis. The top-down analysis looks at broad economic and financial trends in an effort to anticipate their impact on the fixed-income market and seeks to identify certain criteria that contribute to the overall target portfolio characteristics such as duration, spread, ratings and liquidity. The bottom-up analysis seeks to identify securities that the Manager believes have favorable risk/reward characteristics and targets those securities for overweight positioning. From the sector level, the Manager identifies companies that

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). Delaware Management Company (Manager) focuses on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds the Manager selects for the portfolio are typically rated BBB- and above by Standard & Poor’s Financial Services LLC (S&P), Baa3 and above by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another NRSRO. The Manager may also invest in unrated bonds if it believes their credit quality is comparable to those that have investment grade ratings.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Fund may also invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The average portfolio duration of the Fund will generally vary within two years (plus or minus) of have positive attributes and considers the issuer’s past, present and estimated future: financial strength, cash flow, management, borrowing requirements, balance sheet policy and relative safety. Additional factors considered include leverage, interest coverage, revenue and margin stability, competition and industry trends, as well as relative value and liquidity.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a holding if, in the Manager’s opinion, the issuer’s financial strength weakens and/or the yield and relative safety of the security decline. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

the current average duration of the Bloomberg US Corporate Investment Grade Index, which as of December 31, 2021, was 8.57 years. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are substantially similar, but do have differences. Both Funds are subject to foreign risk, interest rate risk, credit risk, liquidity risk, IBOR risk, high yield (junk bond) risk, active management and selection risk, and industry and sector risk. The Acquired Fund is also subject to Financials sector risk specifically.

Although there are certain risks that are labeled differently in the prospectuses for the Acquired Fund and Acquiring Fund, many of them relate to the same or similar risks. For example, the Acquired Fund’s prospectus discloses that it is subject to fixed income risk. The Acquiring Fund’s prospectus does not disclose fixed-income risk, but it does include market risk and loans and other indebtedness risk, both of which together include substantially similar risk disclosure to the Acquired Fund’s fixed-income risk. The Acquired Fund’s prospectus discloses that it is subject to US government securities risk while the Acquiring Fund discloses that it is subject to government and regulatory risk.

Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a substantially similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk
Fixed income risk
Credit risk	Credit risk
Interest rate risk	Interest rate risk
High yield (junk bond) risk	High Yield (junk bond) risk
Foreign risk	Foreign risk
US government securities risk	Government and regulatory risk
Industry and sector risk	Industry and sector risk
Financials sector risk
Loans and other indebtedness risk
Liquidity risk	Liquidity risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Market risk. (Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Financials sector risk. (Acquired Fund) The risk that the value of a fund’s shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Fixed income risk. (Acquired Fund)  The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.
Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Industry and sector risk. (Acquired Fund and Acquiring Fund)  The risk that the value of securities in a particular industry or sector (such as banking) will decline because of changing expectations for the performance of that industry or sector.
High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Loans and other indebtedness risk. (Acquiring Fund)  The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.
Foreign risk. (Acquired Fund and Acquiring Fund)  The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.
IBOR risk. (Acquired Fund and Acquiring Fund) The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.
Liquidity risk. (Acquired Fund and Acquiring Fund)  The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Government and regulatory risk. (Acquiring Fund)  The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
US Government securities risk. (Acquired Fund)  The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury
Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Fundamental Investment Restrictions.  Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. Certain differences are summarized below. Please see each Fund’s SAI.
For the Acquired Fund, an investment policy or restriction that states a maximum percentage of the Acquired Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Acquired Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Acquired Fund’s investment policies and restrictions.

For the Acquiring Fund, except for the Acquiring Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Delaware Ivy Corporate Bond Fund (Acquired Fund)	Delaware Corporate Bond Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?

Acquired Fund:

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable

What are the Fund’s fundamental investment restrictions?

The Acquiring Fund shall not:

1. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

2. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

3. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

exemptive relief) of its investments in securities of issuers in any one industry.

7. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

REORGANIZATION OF DELAWARE IVY CROSSOVER CREDIT FUND INTO DELAWARE CORPORATE BOND FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy Crossover Credit Fund (Acquired Fund)	Delaware Corporate Bond Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy Crossover Credit Fund seeks to provide total return through a combination of high current income and capital appreciation.	What is the Fund’s investment objective? Delaware Corporate Bond Fund seeks to provide investors with total return.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

Under normal circumstances, the Acquiring Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy).  Similarly, under normal circumstances, the Acquired Fund invests at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year) (80% policy). Each Fund’s 80% policy is nonfundamental and therefore, may be changed without shareholder approval.

The Acquired Fund primarily invests in corporate debt fixed-income securities. Each Fund can invest in both investment grade and non-investment grade rated bonds. The Acquiring Fund invests primarily in corporate bonds that have investment-grade credit ratings, but may invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). Whereas, the Acquired Fund typically will not invest more than 35% of its total assets in non-investment grade securities.. Each Fund also may invest in unrated debt securities if the Manager determines that they are of comparable quality.

The Acquired Fund invests in crossover debt, which generally refers to bonds rated at or near the point where the lower end of investment grade debt and higher end of high yield debt meet. Depending on the current Fund composition and market conditions, the Manager expect that a majority of the crossover bonds invested in by the Acquired Fund will be rated either BBB or BB by S&P, or comparably rated by another NRSRO, or if unrated, determined by the Manager to be of comparable quality.

Each Fund may invest in foreign securities. The Acquired Fund will primarily invest in debt securities issued by domestic companies, but also may invest up to 40% of its total assets in debt securities issued by foreign companies, including foreign securities that are denominated in US dollars or foreign currencies. Similarly, the Acquiring Fund may invest up to 40% of its total assets in foreign securities, but the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The Acquiring Fund’s average portfolio duration will generally vary within two years (plus or minus) of the current average duration of the Bloomberg US Corporate Investment Grade Index. In contrast, the Acquired Fund, except as noted below, has no limitations regarding the  duration or dollar-weighted average of its holdings.

Delaware Ivy Crossover Credit Fund (Acquired Fund)	Delaware Corporate Bond Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy Crossover Credit Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year).

The Fund invests primarily in corporate debt fixed-income securities, which can include both investment grade and non-investment grade rated bonds. Investment grade bonds include bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. By contrast, non-investment grade debt securities, commonly called “high yield” or “junk” bonds, include bonds rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality.

“Crossover” debt generally refers to bonds rated at or near the point where the lower end of investment grade debt and the higher end of high yield debt meet. Such bonds are on the verge of losing or regaining investment-grade status (i.e., they are on the verge of “crossing over,” falling to junk status or rising to investment grade status). In addition, crossover bonds include those that have been rated below investment grade since issuance, but may be close to achieving investment grade status (i.e., so-called “rising stars”), or those that at one time were considered to be investment grade and now are categorized as “junk” bonds due to a reduction in the issuer’s credit rating (i.e., so-called “fallen angels”). Depending on the current Fund composition and market conditions, the Manager expects that a majority of the crossover bonds will be rated either BBB or BB by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality.

Except as noted above, the Fund has no limitations regarding the maturity, duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). Delaware Management Company (Manager) focuses on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds the Manager selects for the portfolio are typically rated BBB- and above by Standard & Poor’s Financial Services LLC (S&P), Baa3 and above by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another NRSRO. The Manager may also invest in unrated bonds if it believes their credit quality is comparable to those that have investment grade ratings.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Fund may also invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Bloomberg US Corporate Investment Grade Index, which as of December 31, 2021, was 8.57 years. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund debt securities issued by companies of any size, in a variety of sectors and industries. The Fund will primarily invest in debt securities issued by domestic companies, but also may invest up to 40% of its total assets in debt securities issued by foreign companies, including foreign securities that are denominated in US dollars or foreign currencies. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets. The Fund typically will not invest more than 35% of its total assets in non-investment grade securities.

In selecting debt securities for the Fund, the Manager looks at a number of factors, including both a top-down (assessing the market environment) and a bottom-up (researching individual issuers) analysis. The top-down analysis looks at broad economic and financial trends in an effort to anticipate their impact on the fixed-income market and seeks to identify certain criteria that contribute to the overall target portfolio characteristics such as duration, spread, ratings and liquidity. The bottom-up analysis seeks to identify securities that the Manager believes have favorable risk/reward characteristics and targets those securities for overweight positioning. From the sector level, the Manager identifies companies that have positive attributes and considers the issuer’s past, present and estimated future: financial strength, cash flow, management, borrowing requirements, balance sheet policy and relative safety. Additional factors considered include leverage, interest coverage, revenue and margin stability, competition and industry trends, as well as relative value and liquidity.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities, including a review of the risk and reward potential for a specific issuer. The Manager also may sell a security if, in the Manager’s opinion, the price of the security has risen to fully reflect the company’s improved creditworthiness. The Manager also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management
shareholders would be given at least 60 days’ notice prior to any such change.

Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are substantially similar, but do have differences. Both Funds are subject to foreign risk, interest rate risk, credit risk, liquidity risk, IBOR risk, high yield (junk bond) risk and active management and selection risk.

Although there are certain risks that are labeled differently in the prospectuses for the Acquired Fund and Acquiring Fund, many of them relate to the same or similar risks. For example, the Acquired Fund’s prospectus discloses that it is subject to fixed income risk. The Acquiring Fund’s prospectus does not disclose fixed-income risk, but it does include market risk and loans and other indebtedness risk, both of which together include substantially similar risk disclosure to the Acquired Fund’s fixed-income risk. Similarly, the Acquired Fund’s prospectus includes financials sector risk, while the Acquiring Fund includes industry and sector risk. The risk profile is still substantially similar because the industry and sector risk is sufficiently broad as to encompass the risk of the Fund investing in a particular sector or industry, which would include the risk of investing in the financials sector. In addition, the Acquired Fund’s prospectus includes US government securities risk, while the Acquiring Fund’s prospectus discloses government and regulatory risk, which generally relates to US government risk. The Acquired Fund’s prospectus includes portfolio turnover risk and limited number of securities risk, while the Acquiring Fund’s prospectus does not include similar risk.

Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a substantially similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk
Fixed income risk
Credit risk	Credit risk
Interest rate risk	Interest rate risk
Foreign risk	Foreign risk
High yield (junk bond) risk	High Yield (junk bond) risk
Limited number of securities risk
Loans and other indebtedness risk
US government securities risk	Government and regulatory risk
Portfolio turnover risk
Financials sector risk	Industry and sector risk
IBOR risk	IBOR risk
Liquidity risk	Liquidity risk
Active management and selection risk	Active management and selection risk

Market risk. (Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Financials sector risk. (Acquired Fund) The risk that the value of a fund’s shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Fixed income risk. (Acquired Fund)  The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.
Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Industry and sector risk. (Acquiring Fund)  The risk that the value of securities in a particular industry or sector (such as banking) will decline because of changing expectations for the performance of that industry or sector.
High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Loans and other indebtedness risk. (Acquiring Fund)  The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.
Limited number of securities risk. (Acquired Fund) The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.
Foreign risk. (Acquired Fund and Acquiring Fund)  The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.
Portfolio turnover risk. (Acquired Fund) High portfolio turnover rates may increase a fund’s transaction costs and lower returns.
IBOR risk. (Acquired Fund and Acquiring Fund) The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average

(EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.
Liquidity risk. (Acquired Fund and Acquiring Fund)  The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Government and regulatory risk. (Acquiring Fund)  The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
US government securities risk  (Acquired Fund) The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.
Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Fundamental Investment Restrictions.  Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. Certain differences are summarized below. Please see each Fund’s SAI.

For the Acquired Fund, an investment policy or restriction that states a maximum percentage of the Acquired Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Acquired Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Acquired Fund’s investment policies and restrictions.

For the Acquiring Fund, except for the Acquiring Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Delaware Ivy Crossover Credit Fund (Acquired Fund)	Delaware Corporate Bond Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?

Acquired Fund:

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as

What are the Fund’s fundamental investment restrictions?

The Acquiring Fund shall not:

1. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

2. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

7. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

3. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

REORGANIZATION OF DELAWARE IVY LIMITED-TERM BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have different investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy Limited-Term Bond Fund (Acquired Fund)	Delaware Limited-Term Diversified Income Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy Limited-Term Bond Fund seeks to provide current income consistent with preservation of capital.	What is the Fund’s investment objective? Delaware Limited-Term Diversified Income Fund seeks maximum total return, consistent with reasonable risk.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

The investment strategies of the Funds are similar in some ways, but also differ in certain respects.

Under normal circumstances, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and US corporations (80% policy). Each Fund’s 80% policy is nonfundamental and therefore, may be changed without shareholder approval.

 For each Fund, investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s or S&P, or similarly rated by another NRSRO, or that are unrated but determined by the Fund’s Manager, to be of equivalent quality.

Both Funds may also invest up to 20% of their respective net assets in below-investment grade securities (also known as high yield or “junk” bonds). In addition, each Fund may invest up to 30% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Acquiring Fund’s total non-US dollar currency exposure will be limited, in the aggregate, to no more than 10% of its net assets.

Both Funds may also invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities; and securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases. Both Funds will maintain an average effective duration from one to three years.

Each Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts and swaps.  The Funds will use derivatives for both hedging and nonhedging purposes. Each Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its respective investments in derivatives instruments to 20% of its net assets.

Delaware Ivy Limited-Term Bond Fund (Acquired Fund)	Delaware Limited-Term Diversified Income Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Under normal circumstances, the Delaware Ivy Limited-Term Bond Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities (80% policy), including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations. The Fund may also invest up to 30% of its net assets in

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations (80% policy). Investment grade fixed income securities are securities rated BBB- or higher by Standard &

foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Fund may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds). Additionally, the Fund may invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases The Fund will maintain an average effective duration from one to three years.

Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Manager to be of equivalent quality.
The Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

The Manager may look at a number of factors in selecting securities for the Fund’s portfolio, beginning with a top-down (assessing the market environment) review of the broad economic and financial trends in the US and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation. Within a sector, the Manager typically considers the maturity and perceived liquidity of the security, the relative value of the security based on historical

Poor’s Financial Services LLC (S&P) and Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Fund will maintain an average effective duration from one to three years. The Fund’s investment manager, Delaware Management Company (Manager), will determine how much of the Fund’s assets to allocate among the different types of fixed income securities in which the Fund may invest based on the Manager’s evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of US companies and, subject to the limitations described below, non-US companies. The Fund may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Fund may invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Fund may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds).

yield information, the creditworthiness of the particular issuer (if not backed by the full faith and credit of the Treasury), and prepayment risks for mortgage-backed securities and other debt securities with call provisions.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. The Manager also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Fund may also invest up to 30% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Fund’s total non-US dollar currency exposure will be limited, in the aggregate, to no more than 10% of its net assets.

The Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are substantially similar but not identical. Both Funds are subject to interest rate risk, mortgage-back and asset-backed securities risk, credit risk, prepayment risk, IBOR risk, and active management and selection risk.

Although there are certain risks that are labeled differently in the prospectuses for the Acquired Fund and the Acquiring Fund, many of them relate to the same or similar risks. For example, the Acquired Fund’s prospectus discloses that it is subject to fixed income risk. The Acquiring Fund’s prospectus does not disclose fixed-income risk, but it does include market risk, credit risk and interest rate risk, all of which together include substantially similar risk disclosure to the Acquired Fund’s fixed-income risk.

Similarly, the Acquired Fund’s prospectus includes US government securities risk, while the Acquiring Fund’s prospectus discloses Government and regulatory risk, which generally relates to US government risk. The Acquiring Fund’s prospectus discloses liquidity risk, derivatives risk, leveraging risk, foreign risk, and valuation risk, which, while not disclosed in the Acquiring Fund’s prospectus, are also potentially applicable for Acquiring Fund based on its investment strategies, perhaps to a different degree.

Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk
Fixed income risk
Interest risk rate	Interest rate risk
Credit risk	Credit risk
High Yield (junk bond) risk
Prepayment risk	Prepayment risk
Liquidity risk
Derivatives risk
Mortgage-backed and asset-backed securities risk	Mortgage-backed and asset-backed securities risk
Leveraging risk
Foreign risk
Valuation risk
IBOR risk	IBOR risk
US government securities risk	Government and regulatory risk
Active management and selection risk	Active management and selection risk

Market risk. (Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling. Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the Manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

Fixed income risk. (Acquired Fund) The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Interest rate risk. (Acquired and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Credit risk. (Acquired and Acquiring Fund)  The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
High yield (junk bond) risk. (Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Prepayment risk. (Acquired and Acquiring Fund) The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.
Liquidity risk. (Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Derivatives risk. (Acquiring Fund) Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the Manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Mortgage-backed and asset-backed securities risk (Acquired and Acquiring Fund) The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.
Leveraging risk. (Acquiring Fund) The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.
Foreign risk. (Acquiring Fund) The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of fund shares.
Valuation risk. (Acquiring Fund) The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.
IBOR risk. (Acquired and Acquiring Fund) The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.
US government securities risk. (Acquired Fund) The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.
Government and regulatory risk. (Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Active management and selection risk. (Acquired and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions.  Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. Certain differences are summarized below. Please see each Fund’s SAI.

For the Acquired Fund, an investment policy or restriction that states a maximum percentage of the Acquired Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Acquired Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Acquired Fund’s investment policies and restrictions.

For the Acquiring Fund, except for the Acquiring Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Delaware Ivy Limited-Term Bond Fund (Acquired Fund)	Delaware Limited-Term Diversified Income Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?

Acquired Fund:

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

What are the Fund’s fundamental investment restrictions?

The Acquiring Fund shall not:

1. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

2. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

3. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

7. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

REORGANIZATION OF DELAWARE IVY STRATEGIC INCOME FUND INTO DELAWARE STRATEGIC INCOME FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy Strategic Income Fund (Acquired Fund)	Delaware Strategic Income Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy Strategic Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.	What is the Fund’s investment objective? Delaware Strategic Income Fund seeks high current income and, secondarily, long-term total return.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” under applicable federal law and neither Fund will concentrate its investments in any one industry.

Under normal circumstances, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy).  For each Fund, the Manager will allocate investments among various sectors of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, US and foreign government and agency securities, corporate loans (and loan participations), and mortgage-backed securities and other asset-backed securities. Each Fund’s 80% policy is nonfundamental and therefore, may be changed without shareholder approval.

Both Funds may invest up to 100% of their net assets in high yield, lower-quality debt securities (also known as “junk bonds”).

Both Funds may invest up to 100% of their net assets in foreign securities, including emerging markets securities. The Funds’ total non-US dollar currency exposure may reach 100% of net assets. Due to the manner in which the Funds are managed, they may be subject of a high rate of portfolio turnover.

Both Funds may use derivatives for both hedging and nonhedging purposes.

The Acquiring Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment.

Delaware Ivy Strategic Income Fund (Acquired Fund)	Delaware Strategic Income Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy Strategic Income Fund seeks to achieve its objectives by investing at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy). Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, US and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities. To achieve the Fund's investment objective, the Manager will allocate investments among various sectors of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

The Fund may invest up to 100% of its net assets in high yield, lower-quality debt securities (also known as “junk bonds”).

The Fund may invest up to 100% of its net assets in foreign securities, including emerging markets securities. The Fund’s total non-US dollar currency exposure may reach 100% of net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains

What are the Fund’s principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy). Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, US and foreign government and agency securities, corporate loans (and loan participations), and mortgage-backed securities and other asset-backed securities. To achieve the Fund's investment objective, the Manager will allocate investments among various sectors of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Fund may invest up to 100% of its net assets in high yield, lower-quality debt securities (also known as “junk bonds”).

The Fund may invest up to 100% of its net assets in foreign securities, including emerging markets securities. The Fund’s total non-US dollar currency exposure may reach 100% of net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps. The Fund may use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to affect diversification.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are substantially similar, but have differences. Both Funds are subject to market risk, interest rate risk, high yield (junk bond) risk, IBOR risk, liquidity risk, credit risk, loans and other indebtedness risk, adjustable rate securities risk, foreign and emerging markets risk, derivatives risk, leveraging risk, mortgage-backed and asset-backed securities risk, prepayment risk, valuation risk, portfolio turnover risk, government and regulatory risk, and active management and selection risk.

Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary. The Acquiring Fund is also subject to currency risk and US government securities risk. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a substantially similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk	Market risk

Interest risk rate	Interest rate risk
High yield (junk bond) risk	High Yield (junk bond) risk
IBOR risk	IBOR risk
Liquidity risk	Liquidity risk
Credit risk	Credit risk
Loans and other indebtedness risk	Loans and other indebtedness risk
Adjustable rate securities risk	Adjustable rate securities risk
Foreign and emerging markets risk	Foreign and emerging markets risk
Currency risk
Derivatives risk	Derivatives risk
Leveraging risk	Leveraging risk
Mortgage-backed and asset-backed securities risk	Mortgage-backed and asset-backed securities risk
Prepayment risk	Prepayment risk
Valuation risk	Valuation risk
Portfolio turnover risk	Portfolio turnover risk
Government and regulatory risk	Government and regulatory risk
US government securities risk
Active management and selection risk	Active management and selection risk

Market risk.  (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Interest rate risk. (Acquired Fund and Acquiring Fund)   The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
 High yield (junk bond) risk. (Acquired Fund and Acquiring Fund)  The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.
Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Credit risk. (Acquired Fund and Acquiring Fund)  The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Loans and other indebtedness risk. (Acquired Fund and Acquiring Fund)   The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.
Adjustable rate securities risk. (Acquired Fund and Acquiring Fund)  During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Foreign and emerging markets risk. (Acquired Fund and Acquiring Fund) The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.
Currency risk. (Acquiring Fund)   The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.
Derivatives risk. (Acquired Fund and Acquiring Fund)  Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Leveraging risk. (Acquired Fund and Acquiring Fund)  The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.
Mortgage-backed and asset-backed securities risk. (Acquired Fund and Acquiring Fund)  The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.
Prepayment risk. (Acquired Fund and Acquiring Fund)  The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.
Valuation risk. (Acquired Fund and Acquiring Fund)  The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.
Portfolio turnover risk. (Acquired Fund and Acquiring Fund)  High portfolio turnover rates may increase a fund’s transaction costs and lower returns.
Government and regulatory risk. (Acquired Fund and Acquiring Fund)  The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
US government securities risk. (Acquiring Fund)  The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the “faith and credit” of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the US Treasury.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Fundamental Investment Restrictions.  Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. Certain differences are summarized below. Please see each Fund’s SAI.

For the Acquired Fund, an investment policy or restriction that states a maximum percentage of the Acquired Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Acquired Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Acquired Fund’s investment policies and restrictions.

For the Acquiring Fund, except for the Acquiring Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Delaware Ivy Strategic Income Fund (Acquired Fund)	Delaware Strategic Income Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?

Acquired Fund:

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or

What are the Fund’s fundamental investment restrictions?

The Acquiring Fund shall not:

1. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

2. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

3. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

7. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

INFORMATION ABOUT THE FUNDS
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?
After factoring in applicable expense waivers and the effect of advisory fee breakpoints, it is anticipated that each Acquired Fund shareholder will pay comparable or lower annual fund expenses as Acquiring Fund shareholders after the applicable Reorganization, with the exception of Class C shares of Delaware National High-Yield Municipal Bond Fund, which has a total expense ratio that is 2 basis points higher than Class C shares of Delaware Ivy Municipal High Income Fund. The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Funds, depending on the share class you hold, followed by those anticipated to be charged by the Acquiring Fund shares after the Reorganization.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.  The operating expenses shown for the Funds are based on expenses incurred as of the dates listed below:

REORGANIZATION OF DELAWARE IVY MUNICIPAL BOND FUND INTO DELAWARE TAX-FREE USA FUND
Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Ivy Municipal Bond Fund as of September 30, 2022
Class A into Acquiring Fund Class A	4.50%	1.00[1]	0.52%	0.25%	0.17%	None	0.94%	(0.14%)[2]	0.80%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.52%	1.00%	0.40%	None	1.92%	(0.37%)[2]	1.55%
Class I into Acquiring Fund Inst. Class	None	None	0.52%	0.00%	0.25%	None	0.77%	(0.22%)[2]	0.55%
Class R6 into Acquiring Fund Inst. Class		None	0.52%	0.00%	0.10%	None	0.62%	(0.07%)[2]	0.55%
Delaware Tax-Free USA Fund as of August 31, 2022
Class A	4.50%	None	0.52%	0.25%	0.14%	None	0.91%	(0.11%)[4]	0.80%
Class C	None	1.00%[3]	0.52%	1.00%	0.14%	None	1.66%	(0.11%)[4]	1.55%

Inst. Class	None	None	0.52%	None	0.14%	None	0.66%	(0.11%)[4]	0.55%
Pro Forma Delaware Tax-Free USA Fund as of September 15, 2023
Class A	4.50%	None	0.51%	0.25%	0.16%	None	0.92%	(0.12%)[5]	0.80%
Class C	None	1.00%[3]	0.51%	1.00%	0.16%	None	1.67%	(0.12%)[5]	1.55%
Inst. Class	None	None	0.51%	0.00%	0.16%	None	0.67%	(0.12%)[5]	0.55%

1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
2 Delaware Management Company (Manager), the Fund's investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund's average daily net assets from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
3  Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
4  The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from December 29, 2022 through December 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund’s Class A shares also are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.
5  The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets through December 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund’s Class A shares also are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

REORGANIZATION OF DELAWARE IVY MUNICIPAL HIGH INCOME FUND INTO DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Ivy Municipal High Income Fund as of September 30, 2022
Class A into Acquiring Fund Class A	4.50%	1.00%[1]	0.51%	0.25%	0.16%	0.92%	(0.06%)[2]	0.86%
Class C into Acquiring Class Fund Class C	None	1.00%[1]	0.51%	1.00%	0.34%	1.85%	(0.27%)[2]	1.58%
Class I into Acquiring Inst. Class	None	None	0.51%	None	0.25%	0.76%	(0.15%)[2]	0.61%
Class R6 into Acquiring Fund Inst. Class	None	None	0.51%	None	0.11%	0.62%	(0.02%)[2]	0.60%
Class Y into Acquiring Class A	None	None	0.51%	0.25%	0.25%	1.01%	(0.15%)[2]	0.86%
Delaware National High-Yield Municipal Bond Fund as of August 31, 2022
Class A	4.50%	None	0.49%	0.25%	0.14%	0.88%	(0.03%)[3]	0.85%
Class C	None	1.00%[4]	0.49%	1.00%	0.14%	1.63%	(0.03%)[3]	1.60%
Inst. Class	None	None	0.49%	None	0.14%	0.63%	(0.03%)[3]	0.60%
Pro Forma Delaware National High-Yield Municipal Bond Fund as of September 15, 2023
Class A	4.50%	None	0.48%	0.25%	0.13%	0.86%	(0.01%)[5]	0.85%
Class C	None	1.00%[4]	0.48%	1.00%	0.13%	1.61%	(0.01%)[5]	1.60%
Inst. Class	None	None	0.48%	0.00%	0.13%	0.61%	(0.01%)[5]	0.60%
1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

2 Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.61% of the Class I Shares’, 0.86% of the Class A Shares’, 1.58% of the Class C Shares’, and 0.86% of the Class Y Shares’ average daily net assets from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.

3 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets from December 29, 2022 through December 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

4 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
5 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets through December 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

REORGANIZATION OF DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Dividends on Short Sales and Interest Expense	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Ivy California Municipal High Income Fund as of September 30, 2022
Class A into Acquiring Fund Class A	4.50%	1.00%[1]	0.53%	0.25%	None	0.74%	1.52%	(0.72%)[2]	0.80%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.53%	1.00%	None	0.67%	2.20%	(0.65%)[2]	1.55%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.53%	None	None	0.92%	1.45%	(0.90%)[2]	0.55%
Class Y into Acquiring Fund Class A	None	None	0.53%	0.25%	None	0.48%	1.26%	(0.46%)[2]	0.80%
Delaware Tax-Free California Fund as of August 30, 2022
Class A	4.50%	None	0.55%	0.25%	None	0.19%	0.99%	(0.19%)[4]	0.80%

Class C	None	1.00%[3]	0.55%	1.00%	None	0.19%	1.74%	(0.19%)[4]	1.55%
Inst. Class	None	None	0.55%	None	None	0.19%	0.74%	(0.19%)[4]	0.55%
Pro Forma Delaware Tax-Free California Fund as of September 15, 2023
Class A	4.50%	None	0.55%	0.25%	None	0.20%	1.00%	(0.20%)[5]	0.80%
Class C	None	1.00%[3]	0.55%	1.00%	None	0.20%	1.75%	(0.20%)[5]	1.55%
Inst. Class	None	None	0.55%	None	None	0.20%	0.75%	(0.20%)[5]	0.55%

[1]
For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]
Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

[3]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[4]
The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from December 29, 2022 through December 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[5]
The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets through December 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

REORGANIZATION OF DELAWARE IVY CORPORATE BOND FUND AND DELAWARE IVY CROSSOVER CREDIT FUND INTO DELAWARE CORPORATE BOND FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Ivy Corporate Bond Fund as of September 30, 2022
Class A into Acquiring Fund Class A	4.50%	1.00%[1]	0.47%	0.25%	0.29%	1.01%	(0.15%)[2]	0.86%
Class C into Acquiring Fund Class C	None	1.00%[3]	0.47%	1.00%	0.58%	2.05%	(0.44%)[2]	1.61%

Class I into Acquiring Fund Inst. Class	None	None	0.47%	None	0.25%	0.72%	(0.11%)[2]	0.61%
Class Y into Acquiring Fund Class A	None	None	0.47%	0.25%	0.23%	0.95%	(0.09%)[2]	0.86%
Delaware Ivy Crossover Credit Fund as of September 30, 2022
Class A into Acquiring Fund Class A	4.50%	1.00%[4]	0.51%	0.25%	0.93%	1.69%	(0.79%)[5]	0.90%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.51%	None	0.76%	1.27%	(0.62%)[5]	0.65%
Class Y into Acquiring Fund Class A	None	None	0.51%	0.25%	0.81%	1.57%	(0.67%)[5]	0.90%
Delaware Corporate Bond Fund as of January 31, 2023
Class A	4.50%	None	0.49%	0.25%	0.17%	0.91%	(0.09%)[6]	0.82%
Class C	None	1.00%[3]	0.49%	1.00%	0.17%	1.66%	(0.09%)[6]	1.57%
Inst. Class	None	None	0.49%	None	0.17%	0.66%	(0.09%)[6]	0.57%
Pro Forma Delaware Corporate Bond Fund as of September 15, 2023
Class A	4.50%	None	0.47%	0.25%	0.18%	0.90%	(0.08%)[7]	0.82%
Class C	None	1.00%[3]	0.47%	1.00%	0.18%	1.65%	(0.08%)[7]	1.57%
Inst. Class	None	None	0.47%	None	0.18%	0.65%	(0.08%)[7]	0.57%

[1]
For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]
Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.61% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.

[3]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[4]
For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase.

[5]
Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.65% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.

[6]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund’s average daily net assets for each class listed above, from November 28, 2022 through November 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[7]
The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund’s average daily net assets for each above-listed class, through November 28, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

REORGANIZATION OF DELAWARE IVY LIMITED-TERM BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Ivy Limited-Term Bond Fund as of September 30, 2022
Class A into Acquiring Fund Class A	2.75%	1.00%[1]	0.47%	0.25%	0.22%	0.94%	(0.16%)[2]	0.78%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.47%	1.00%	0.34%	1.81%	(0.28%)[2]	1.53%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.47%	0.00%	0.25%	0.72%	(0.19%)[2]	0.53%
Class R into Acquiring Fund Class R	None	None	0.47%	0.50%	0.33%	1.30%	(0.27%)[2]	1.03%
Class R6 into Acquiring Fund Class R6	None	None	0.47%	0.00%	0.08%	0.55%	(0.02%)[2]	0.53%
Class Y into Acquiring Fund Class A	None	None	0.47%	0.25%	0.26%	0.98%	(0.20%)[2]	0.78%
Delaware Limited-Term Diversified Income Fund as of May 1, 2023
Class A	2.75%	None	0.50%	0.25%	0.21%	0.96%[5]	(0.32%)[6]	0.64%
Class C	None	1.00%[3]	0.50%	1.00%	0.21%	1.71%[5]	(0.32%)[6]	1.39%
Inst. Class	None	None	0.50%	None	0.21%	0.71%[5]	(0.32%)[6]	0.39%
Class R	None	None	0.50%	0.50%	0.21%	1.21%[5]	(0.32%)[6]	0.89%
Class R6	None	None	0.50%	None	0.15%[4]	0.65%[5]	(0.33%)[6]	0.32%

Pro Forma Delaware Limited-Term Diversified Income Fund as of September 15, 2023
Class A	2.75%	None	0.48%	0.25%	0.23%	0.96%	(0.32%)[7]	0.64%
Class C	None	1.00%	0.48%	1.00%	0.23%	1.71%	(0.32%)[7]	1.39%
Inst. Class	None	None	0.48%	None	0.23%	0.71%	(0.32%)[7]	0.39%
Class R	None	None	0.48%	0.50%	0.23%	1.21%	(0.32%)[7]	0.89%
Class R6	None	None	0.48%	None	0.23%	0.71%	(0.39%)[7]	0.32%
[1]
For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or a 0.75% CDSC on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]
Delaware Management Company (Manager), the Fund's investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.53% of the Fund's average daily net assets from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[3]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC)
[4]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[5]
The Total annual operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the waiver of certain expenses related to the merger of Delaware Limited Duration Bond Fund into the Fund.

[6]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund's average daily net assets for all share classes other than R6, and 0.32% of the Fund's Class R6 shares' average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[7]
The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s average daily net assets for all share classes other than R6, and 0.32% of the Fund’s Class R6 shares’ average daily net assets through April 30, 2025 . These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

REORGANIZATION OF DELAWARE IVY STRATETIC INCOME FUND INTO DELAWARE STRATEGIC INCOME FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Ivy Strategic Income Fund as of September 30, 2022
Class A into Acquiring Fund Class A	4.50%	1.00%[1]	0.68%	0.25%	0.35%	1.28%	(0.36%)[2]	0.92%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.68%	1.00%	0.57%	2.25%	(0.58%)[2]	1.67%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.68%	None	0.32%	1.00%	(0.33%)[2]	0.67%
Class R6 into Acquiring Fund Inst. Class	None	None	0.68%	None	0.20%	0.88%	(0.21%)[2]	0.67%
Class Y into Acquiring Fund Class A	None	None	0.68%	0.25%	0.62%	1.55%	(0.63%)[2]	0.92%
Delaware Strategic Income Fund as of January 31, 2023
Class A	4.50%	None	0.55%	0.25%	0.42%	1.22%	(0.38%)[4]	0.84%
Class C	None	1.00%[3]	0.55%	1.00%	0.42%	1.97%	(0.38%)[4]	1.59%
Inst. Class	None	None	0.55%	None	0.42%	0.97%	(0.38%)[4]	0.59%
Pro Forma Delaware Strategic Income Fund as of September 15, 2023
Class A	4.50%	None	0.55%	0.25%	0.30%	1.10%	(0.26%)[5]	0.84%
Class C	None	1.00%[3]	0.55%	1.00%	0.30%	1.85%	(0.26%)[5]	1.59%
Inst. Class	None	None	0.55%	None	0.30%	0.85%	(0.26%)[5]	0.59%

[1]
For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]
Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.67% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.

[3]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[4]
The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from November 28, 2022, through November 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund’s Board of Trustees (Board).

[5]
The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets through November 28, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund’s Board of Trustees (Board).

How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?
The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and reflect the Manager’s applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  Any investment advisory fee waiver for the Acquiring Funds after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

REORGANIZATION OF DELAWARE IVY MUNICIPAL BOND FUND INTO DELAWARE TAX-FREE USA FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$528	$723	$934	$1,541
Acquiring Fund	$528	$717	$921	$1,510
Pro forma Acquiring Fund (after the Reorganization)	$528	$707	$913	$1,509
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$158	$567	$1,002	$2,213
Acquiring Fund	$158	$513	$892	$1,956
Pro forma Acquiring Fund (after the Reorganization)	$158	$502	$884	$1,956
Class I/Class R6/Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$56	$224	$406	$934
Acquired Fund (Class R6)	$56	$191	$339	$768
Acquiring Fund (Institutional Class)	$56	$200	$357	$812
Pro forma Acquiring Fund (after the Reorganization)	$56	$190	$349	$811

REORGANIZATION OF DELAWARE IVY MUNICIPAL HIGH INCOME FUND INTO DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
Class A/Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$534	$724	$931	$1,525
Acquired Fund (Class Y)	$88	$307	$543	$1,223
Acquiring Fund (Class A)	$533	$715	$913	$1,483
Pro forma Acquiring Fund (after the Reorganization)	$533	$710	$903	$1,461
Class C	1 Year	3 Years	5 Years	10 Years

Acquired Fund	$161	$556	$976	$2,147
Acquiring Fund	$163	$511	$884	$1,930
Pro forma Acquiring Fund (after the Reorganization)	$163	$506	$874	$1,909
Class I/Class R6/Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$62	$228	$408	$928
Acquired Fund (Class R6)	$61	$197	$344	$772
Acquiring Fund (Institutional Class)	$61	$199	$348	$783
Pro forma Acquiring Fund (after the Reorganization)	$61	$193	$338	$760

REORGANIZATION OF DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
Class A/Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$528	$841	$1,176	$2,122
Acquired Fund (Class Y)	$82	$354	$647	$1,482
Acquiring Fund (Class A)	$528	$733	$955	$1,592
Pro forma Acquiring Fund (after the Reorganization)	$528	$715	$939	$1,584
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$158	$626	$1,120	$2,483
Acquiring Fund	$158	$530	$926	$2,036
Pro forma Acquiring Fund (after the Reorganization)	$158	$511	$911	$2,028
Class I/Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$56	$370	$706	$1,658
Acquiring Fund (Institutional Class)	$56	$217	$393	$901
Pro forma Acquiring Fund (after the Reorganization)	$56	$199	$376	$892

REORGANIZATION OF DELAWARE IVY CORPORATE BOND FUND INTO DELAWARE CORPORATE BOND FUND
Class A/Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$534	$743	$969	$1,618
Acquired Fund (Class Y)	$88	$294	$517	$1,158
Acquiring Fund (Class A)	$530	$719	$923	$1,511
Pro forma Acquiring Fund (after the Reorganization)	$530	$708	$911	$1,494
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$164	$600	$1,063	$2,344
Acquiring Fund	$160	$515	$894	$1,958
Pro forma Acquiring Fund (after the Reorganization)	$160	$504	$882	$1,941
Class I /Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$62	$219	$390	$884
Acquiring Fund (Institutional Class)	$58	$202	$359	$814
Pro forma Acquiring Fund (after the Reorganization)	$58	$192	$346	$795

REORGANIZATION OF DELAWARE IVY CROSSOVER CREDIT FUND INTO DELAWARE CORPORATE BOND FUND
Class A/Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$538	$885	$1,256	$2,295
Acquired Fund (Class Y)	$92	$430	$792	$1,811
Acquiring Fund (Class A)	$530	$719	$923	$1,511
Pro forma Acquiring Fund (after the Reorganization)	$530	$708	$911	$1,494
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	N/A	N/A	N/A	N/A
Acquiring Fund	$160	$515	$894	$1,958
Pro forma Acquiring Fund (after the Reorganization)	$160	$504	$882	$1,941
Class I /Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$66	$341	$637	$1,479
Acquiring Fund (Institutional Class)	$58	$202	$359	$814
Pro forma Acquiring Fund (after the Reorganization)	$58	$192	$346	$795

REORGANIZATION OF DELAWARE IVY LIMITED-TERM BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
Class A/Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$352	$551	$766	$1,384
Acquired Fund (Class Y)	$80	$292	$522	$1,183
Acquiring Fund (Class A)	$339	$541	$761	$1,392
Pro forma Acquiring Fund (after the Reorganization)	$339	$509	$729	$1,362
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$156	$542	$954	$2,104
Acquiring Fund	$242	$508	$898	$1,993
Pro forma Acquiring Fund (after the Reorganization)	$142	$475	$867	$1,965
Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$105	$385	$687	$1,544
Acquiring Fund	$91	$352	$634	$1,438
Pro forma Acquiring Fund (after the Reorganization)	$91	$319	$602	$1,408
Class I /Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$54	$211	$382	$877
Acquiring Fund (Institutional Class)	$40	$195	$363	$852
Pro forma Acquiring Fund (after the Reorganization)	$40	$161	$330	$821
Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$54	$174	$305	$687
Acquiring Fund	$33	$175	$330	$779
Pro forma Acquiring Fund (after the Reorganization)	$33	$147	$316	$807

REORGANIZATION OF DELAWARE IVY STRATEGIC INCOME FUND INTO DELAWARE STRATEGIC INCOME FUND
Class A/Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$540	$804	$1,088	$1,895
Acquired Fund (Class Y)	$94	$428	$785	$1,792
Acquiring Fund (Class A)	$532	$784	$1,055	$1,829
Pro forma Acquiring Fund (after the Reorganization)	$532	$733	$980	$1,684
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$170	$648	$1,152	$2,540
Acquiring Fund	$162	$582	$1,027	$2,265
Pro forma Acquiring Fund (after the Reorganization)	$162	$530	$951	$2,125
Class I /Class R6/Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$68	$286	$520	$1,195
Acquired Fund (Class R6)	$68	$260	$467	$1,065
Acquiring Fund (Institutional Class)	$60	$271	$499	$1,155
Pro forma Acquiring Fund (after the Reorganization)	$60	$218	$419	$999

What are the general tax consequences of the Reorganizations?
The Reorganizations are each intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganizations (although there can be no assurance that the Internal Revenue Service (IRS) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of each Reorganization,”  Acquiring Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their Acquired Fund shares for Acquiring Fund shares pursuant to the Reorganizations.  Prior to the closing of the Reorganizations, each Acquired Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  You should consult your tax advisor regarding the effect, if any, of the distribution(s) and Reorganizations in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only.   For more information, please see the section “What are the tax consequences of each Reorganization” below.

Who manages the Funds?
The Funds’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA   19106-2354. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of February 28, 2023, approximately $184.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs, and provides daily administrative services.

For each Fund, the Manager’s fee is based on a percentage of average net assets as described further in the Fund’s SAI.  For its services to each Acquiring Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of average daily net assets during the last fiscal year, as follows:

Fund	Aggregate Fee
Delaware Ivy Municipal Bond Fund	0.52%
Delaware Tax-Free USA Fund	0.41%
Delaware Ivy Municipal High Income Fund	0.51%
Delaware National High-Yield Municipal Bond Fund	0.46%
Delaware Ivy California Municipal High Income Fund	0.07%
Delaware Tax-Free California Fund	0.38%
Delaware Ivy Corporate Bond Fund	0.47%
Delaware Corporate Bond Fund	0.39%
Delaware Ivy Crossover Credit Fund	0.11%
Delaware Ivy Limited-Term Bond Fund	0.46%
Delaware Limited-Term Diversified Income Fund	0.19%
Delaware Ivy Strategic Income Fund	0.50%
Delaware Strategic Income Fund	0.21%

A discussion of the basis for the Board’s approval of each Acquired Fund’s investment advisory contract is available, for Delaware Ivy Corporate Bond Fund, Delaware Ivy California Municipal High Income Fund, Delaware Ivy Crossover Credit Fund, and Delaware Ivy Strategic Income Fund, in each Fund’s annual report to shareholders for the fiscal year ended September 30, 2022; and, for Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, and Delaware Ivy Limited-Term Bond Fund, in each Fund’s semiannual report to shareholders for the period ended September 30, 2022.

A discussion of the basis for the Board’s approval of each Acquiring Fund’s investment advisory contract is available, for Delaware Strategic Income Fund and Delaware Corporate Bond Fund, in each Fund’s semiannual report to shareholders for the period ended January 31, 2023; for Delaware Tax-Free USA Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free California Fund, in each Fund’s annual report to shareholders for the fiscal year ended August 31, 2022; and for the Delaware Limited-Term Diversified Income Fund, in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2022.

The Manager may seek investment advice and recommendations from its Affiliated Sub-Advisors (as defined above). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Portfolio Managers of the Funds

REORGANIZATION OF DELAWARE IVY MUNICIPAL BOND FUND INTO DELAWARE TAX-FREE USA FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Gregory A. Gizzi, Stephen J. Czepiel and Jake van Roden. Mr. Gizzi, Mr. Czepiel, and Mr. van Roden are the lead portfolio managers primarily responsible for the day-to-day management of the Funds.
Gregory A. Gizzi, Managing Director, Head of US Fixed Income and Head of Municipal Bonds, Senior Portfolio Manager. Mr. Gizzi has managed the Acquiring Fund since December of 2012 and the Acquired Fund since November 2021.
Stephen J. Czepiel, Managing Director, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager. Mr. Czepiel has managed the Acquiring Fund since July 2007 and the Acquired Fund since November 2021.

Jake van Roden, Managing Director, Senior Portfolio Manager. Mr. van Roden has managed the Acquiring Fund since February 2019 and the Acquired Fund since November 2021.

REORGANIZATION OF DELAWARE IVY MUNICIPAL HIGH INCOME FUND INTO DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Gregory A. Gizzi, Stephen J. Czepiel and Jake van Roden. Mr. Gizzi, Mr. Czepiel, and Mr. van Roden are the lead portfolio managers primarily responsible for the day-to-day management of the Funds.
Gregory A. Gizzi, Managing Director, Head of US Fixed Income and Head of Municipal Bonds, Senior Portfolio Manager. Mr. Gizzi has managed the Acquiring Fund since December of 2012 and the Acquired Fund since November 2021.
Stephen J. Czepiel, Managing Director, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager. Mr. Czepiel has managed the Acquiring Fund since July 2007 and the Acquired Fund since November 2021.
Jake van Roden, Managing Director, Senior Portfolio Manager. Mr. van Roden has managed the Acquiring Fund since February 2019 and the Acquired Fund since November 2021.

REORGANIZATION OF DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Gregory A. Gizzi, Stephen J. Czepiel and Jake van Roden. Mr. Gizzi, Mr. Czepiel, and Mr. van Roden are the lead portfolio managers primarily responsible for the day-to-day management of the Funds.
Gregory A. Gizzi, Managing Director, Head of US Fixed Income and Head of Municipal Bonds, Senior Portfolio Manager. Mr. Gizzi has managed the Acquiring Fund since December of 2012 and the Acquired Fund since November 2021.
Stephen J. Czepiel, Managing Director, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager. Mr. Czepiel has managed the Acquiring Fund since July 2007 and the Acquired Fund since November 2021.
Jake van Roden, Managing Director, Senior Portfolio Manager. Mr. van Roden has managed the Acquiring Fund since December 2017 and the Acquired Fund since November 2021.

REORGANIZATION OF DELAWARE IVY CORPORATE BOND FUND INTO DELAWARE CORPORATE BOND FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Michael G. Wildstein, Wayne A. Anglace, CFA and Kashif Ishaq. Mr. Wildstein, Mr. Anglace and Mr. Ishaq are the lead portfolio managers primarily responsible for the day-to-day management of the Funds. When making decisions for the Funds, Mr. Wildstein, Mr. Anglace and Mr. Ishaq regularly consult with other investment professionals.
Michael G. Wildstein, Senior Managing Director, Head of US Credit and Insurance. Mr. Wildstein has managed the Acquiring Fund since November 2014 and the Acquired Fund since November 2021.
Wayne A. Anglace, CFA, Managing Director, Senior Portfolio Manager. Mr. Anglace has managed the Acquiring Fund since July 2016 and the Acquired Fund since November 2021.
Kashif Ishaq, Managing Director, Senior Portfolio Manager. Mr. Ishaq has managed the Acquiring Fund since November 2013 and the Acquired Fund since November 2021.

REORGANIZATION OF DELAWARE IVY CROSSOVER CREDIT FUND INTO DELAWARE CORPORATE BOND FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Michael G. Wildstein, Wayne A. Anglace, CFA and Kashif Ishaq. Mr. Wildstein, Mr. Anglace and Mr. Ishaq are the lead portfolio managers primarily responsible for the day-to-day management of the Funds. When making decisions for the Funds, Mr. Wildstein, Mr. Anglace and Mr. Ishaq regularly consult with other investment professionals.
Michael G. Wildstein, Senior Managing Director, Head of US Credit and Insurance. Mr. Wildstein has managed the Acquiring Fund since November 2014 and the Acquired Fund since November 2021.
Wayne A. Anglace, CFA, Managing Director, Senior Portfolio Manager. Mr. Anglace has managed the Acquiring Fund since July 2016 and the Acquired Fund since November 2021.
Kashif Ishaq, Managing Director, Senior Portfolio Manager. Mr. Ishaq has managed the Acquiring Fund since November 2013 and the Acquired Fund since November 2021.

REORGANIZATION OF DELAWARE IVY LIMITED-TERM BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, J. David Hillmeyer, CFA and Daniela Mardarovici, CFA. Mr. Hillmeyer and Ms. Mardarovici are the lead portfolio managers primarily responsible for the day-to-day management of the Funds. When making decisions for the Funds, Mr. Mr. Hillmeyer and Ms. Mardarovici regularly consult with other investment professionals.
J. David Hillmeyer, CFA, Senior Managing Director, Co-Head of US Multisector Fixed Income. Mr. Hillmeyer has managed the Acquiring Fund since September 2020 and the Acquired Fund since November 2021.
Daniela Mardarovici, Managing Director, Co-Head of US Multisector Fixed Income. Ms. Mardarovici has managed the Acquiring Fund since September 2020 and the Acquired Fund since November 2021.

REORGANIZATION OF DELAWARE IVY STRATEGIC INCOME FUND INTO DELAWARE STRATEGIC INCOME FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, J. David Hillmeyer, CFA and Daniela Mardarovici, CFA. Mr. Hillmeyer and Ms. Mardarovici are the lead portfolio managers primarily responsible for the day-to-day management of the Funds. When making decisions for the Funds, Mr. Hillmeyer and Ms. Mardarovici regularly consult with other investment professionals.
J. David Hillmeyer, CFA, Senior Managing Director, Co-Head of US Multisector Fixed Income. Mr. Hillmeyer has managed the Acquiring Fund since November 2011 and the Acquired Fund since November 2021.
Daniela Mardarovici, Managing Director, Co-Head of US Multisector Fixed Income. Ms. Mardarovici has managed the Acquiring Fund since March 2019 and the Acquired Fund since November 2021.

Each Acquiring Fund’s portfolio managers will continue to manage the Fund after the Reorganizations.

The SAIs for the Funds provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.  For information on how to obtain a copy of the SAIs for the Funds, please see the section entitled, “More Information about the Funds.”

Manager of Managers Structure

The Funds and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Funds’ Boards, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (Manager of Managers Structure).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Boards, for overseeing the Funds’ sub-advisors and recommending to the Boards their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval.  Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Funds and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting. If a new unaffiliated sub-adviser is hired for the Funds, shareholders will receive information about the new sub-advisor within 90 days of the change.

How do the performance records of the Funds compare?
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523‑1918 or by visiting our website at delawarefunds.com/performance.

REORGANIZATION OF DELAWARE IVY MUNICIPAL BOND FUND INTO DELAWARE TAX-FREE USA FUND

Delaware Ivy Municipal Bond Fund (Acquired Fund)
On April 30, 2021, the Acquired Fund became part of Delaware Funds and DMC became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquired Fund’s prior investment manager.
Effective November 15, 2021, the Acquired Fund changed its investment strategy. Performance prior to     November 15, 2021 reflects the Acquired Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Acquired Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquired Fund’s Class A shares had a calendar year-to-date return of -12.58%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.30% for the quarter ended December 31, 2022, and its lowest quarterly return was -6.67% for the quarter ended March 31, 2022. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022
	1 year	5 years	10 years or lifetime
Class A return before taxes	-16.54%	-1.33%	0.36%
Class A return after taxes on distributions	-16.60%	-1.40%	0.32%
Class A return after taxes on distributions and sale of Fund shares	-8.57%	-0.32%	0.92%
Class C return before taxes	-14.20%	-1.33%	0.15%
Class I return before taxes	-12..42%	-0.32%	0.97%
Class R6 return before taxes (lifetime: 7/5/17-12/31/22)	-12.37%	-0.21%	0.08%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-8.53%	1.25%	2.13%

After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Tax-Free USA Fund (Acquiring Fund)

Acquiring Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquiring Fund’s Class A shares had a calendar year-to-date return of -16.22%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 5.22% for the quarter ended June 30, 2020, and its lowest quarterly return was -8.17% for the quarter ended March 31, 2022.  The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Class A return before taxes	-19.97%	-0.22%	1.32%
Class A return after taxes on distributions	-19.97%	-0.36%	1.23%
Class A return after taxes on distributions and sale of Fund shares	-10.65%	0.62%	1.81%
Class C return before taxes	-17.66%	-0.06%	1.03%
Institutional Class return before taxes	-16.02%	0.97%	2.05%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-8.53%	1.25%	2.13%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE IVY MUNICIPAL HIGH INCOME FUND INTO DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
Delaware Ivy Municipal High Income Fund (Acquired Fund)

On April 30, 2021, the Acquired Fund became part of Delaware Funds and DMC became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquired Fund’s prior investment manager.
Effective November 15, 2021, the Acquired Fund changed its investment strategy. Performance prior to     November 15, 2021 reflects the Acquired Fund’s former strategy; its performance may have differed if the   Acquired Fund’s current strategy had been in place.
Acquired Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquired Fund’s Class A shares had a calendar year-to-date return of –14.36%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 4.53% for the quarter ended March 31, 2014, and its lowest quarterly return was -6.34% for the quarter ended June 30, 2022. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years or lifetime
Class A return before taxes	-18.16%	-0.74%	1.17%
Class A return after taxes on distributions	-18.18%	-0.75%	1.15%
Class A return after taxes on distributions and sale of Fund shares	-9.34%	0.37%	1.83%
Class C return before taxes	-15.77%	-0.56%	1.03%
Class I return before taxes	-14.11%	0.41%	1.84%
Class R6 return before taxes (lifetime: 7/5/17-12/31/22)	-14.12%	0.45%	0.74%
Class Y return before taxes	-14.37%	0.14%	1.61%
Bloomberg Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)	-13.10%	2.63%	3.49%

Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-8.53%	1.25%	2.13%

After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware National High-Yield Municipal Bond Fund (Acquiring Fund)

Acquiring Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquiring Fund’s Class A shares had a calendar year-to-date return of -14.86%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 5.25% for the quarter ended March 31, 2014, and its lowest quarterly return was -6.87% for the quarter ended March 31, 2022.  The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Class A return before taxes	-18.72%	0.63%	2.56%
Class A return after taxes on distributions	-18.80%	0.58%	2.54%
Class A return after taxes on distributions and sale of Fund shares	-9.56%	1.44%	2.90%
Class C return before taxes	-16.32%	0.79%	2.26%
Institutional Class return before taxes	-14.56%	1.81%	3.30%

Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-8.53%	1.25%	3.49%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
Delaware Ivy California Municipal High Income Fund (Acquired Fund)

On April 30, 2021, the Acquired Fund became part of Delaware Funds and DMC became the Acquired Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquired Fund’s prior investment manager.
Effective November 15, 2021, the Acquired Fund changed its investment strategy. Performance prior to     November 15, 2021 reflects the Acquired Fund’s former strategy; its performance may have differed if the Acquired Fund’s current strategy had been in place

Acquired Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquired Fund’s Class A shares had a calendar year-to-date return of -11.71%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.44% for the quarter ended June 30, 2017, and its lowest quarterly return was -5.98% for the quarter ended March 31, 2022. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years or Lifetime
Class A return before taxes (lifetime: 10/3/16–12/31/22)	-15.68%	-0.59%	0.41%
Class A return after taxes on distributions (lifetime: 10/3/16–12/31/22)	-15.75%	-0.66%	0.34%

Class A return after taxes on distributions and sale of Fund shares (lifetime: 10/3/16–12/31/22)	-8.23%	0.13%	0.89%
Class C return before taxes (lifetime: 10/3/16–12/31/22)	-13.44%	-0.64%	0.24%
Class I return before taxes (lifetime: 10/3/16–12/31/22)	-11.53%	0.47%	1.29%
Class Y return before taxes (lifetime: 10/3/16–12/31/22)	--11.73%	0.27%	1.09%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/3/16–12/31/22)*	-8.53%	1.25%	2.13%
Bloomberg Municipal High Yield Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/3/16–12/31/22)*	-13.10%	2.63%	3.49%
* The Acquired Fund changed its primary broad-based securities index to the Bloomberg Municipal Bond Index as of November 15, 2021.

After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Tax-Free California Fund (Acquiring Fund)
Acquiring Fund
Calendar Year-by-year total return (Class A)

As of December 31, 2022, the Acquiring Fund’s Class A shares had a calendar year-to-date return of -12.32%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 4.92% for the quarter ended December 31, 2022, and its lowest quarterly return was -6.36% for the quarter ended March 31, 2022.  The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years or lifetime
Class A return before taxes	-16.25%	-0.21%	1.58%
Class A return after taxes on distributions	-16.25%	-0.28%	1.55%
Class A return after taxes on distributions and sale of Fund shares	-8.50%	0.59%	1.98%
Class C return before taxes	-13.88%	-0.03%	1.29%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/22)	-12.17%	0.97%	3.14%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-8.53%	1.25%	3.49%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).

REORGANIZATION OF DELAWARE IVY CORPORATE BOND FUND INTO DELAWARE CORPORATE BOND FUND
Delaware Ivy Corporate Bond Fund (Acquired Fund)

On April 30, 2021, the Acquired Fund became part of Delaware Funds and DMC became the Acquired Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.

Effective November 15, 2021, the Acquired Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Acquired Fund’s former strategy; its performance may have differed if the Acquired Fund’s current strategy had been in place.

Acquired Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquired Fund’s Class A shares had a calendar year-to-date return of -16.89%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.13% for the quarter ended June 30, 2020, and its lowest quarterly return was -7.90% for the quarter ended June 30, 2022. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years or lifetime
Class A return before taxes	-20.66%	-1.23%	0.28%
Class A return after taxes on distributions	-21.41%	-2.63%	-1.08%
Class A return after taxes on distributions and sale of Fund shares	-12.21%	-1.34%	-0.29%
Class C return before taxes	-18.50%	-1.01%	0.12%
Class I return before taxes	-16.61%	0.25%	1.16%
Class Y return before taxes (lifetime: 10/16/17-12/31/22)	-16.69%	0.01%	0.00%
Bloomberg US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)*	-15.76%	0.45%	1.96%
Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)*	-15.26%	0.42%	1.82%
* The Acquired Fund changed its primary broad-based securities index to the Bloomberg US Corporate Investment Grade Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Corporate Bond Fund (Acquiring Fund)

Acquiring Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquiring Fund’s Class A shares had a calendar year-to-date return of -17.09%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.51% for the quarter ended June 30, 2020, and its lowest quarterly return was -8.56% for the quarter ended June 30, 2022. The maximum

Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years or lifetime
Class A return before taxes	-20.77%	-0.56%	1.36%
Class A return after taxes on distributions	-21.85%	-2.01%	-0.27%
Class A return after taxes on distributions and sale of Fund shares	-12.27%	-0.96%	0.37%
Class C return before taxes	-18.50%	-0.38%	1.06%
Class R return before taxes	-17.24%	0.13%	1.57%
Class R6 return before taxes (lifetime: 1/31/19-12/31/22)	-16.73%	n/a	1.10%
Institutional Class return before taxes	-16.88%	0.61%	2.07%
Bloomberg US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)	-15.76%	0.45%	1.96%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE IVY CROSSOVER CREDIT FUND INTO DELAWARE CORPORATE BOND FUND

Delaware Ivy Crossover Credit Fund (Acquired Fund)

On April 30, 2021, the Acquired Fund became part of Delaware Funds and DMC became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Acquired Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Acquired Fund’s former strategy; its performance may have differed if the Acquired Fund’s current strategy had been in place.

Acquired Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquired Fund’s Class A shares had a calendar year-to-date return of -17.57%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 14.81% for the quarter ended June 30, 2020, and its lowest quarterly return was -9.01% for the quarter ended June 30, 2022. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years or lifetime
Class A return before taxes	-21.30%	-0.38%	0.42%
Class A return after taxes on distributions	-21.16%	-2.19%	-1.38%
Class A return after taxes on distributions and sale of Fund shares	-12.59%	-0.87%	-0.29%
Class I return before taxes	-17.34%	1.06%	1.72%
Class Y return before taxes (lifetime: 10/16/17-12/31/21)	--17.54%	0.81%	1.47%
Bloomberg US Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 4/3/17–12/31/22)	-15.76%	0.45%	1.96%

After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Corporate Bond Fund (Acquiring Fund)

Acquiring Fund
Calendar year-by-year total return (Class A)

As of September 30, 2022, the Acquiring Fund’s Class A shares had a calendar year-to-date return of -17.09%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.51% for the quarter ended June 30, 2020, and its lowest quarterly return was -8.56% for the quarter ended June 30, 2022. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years or lifetime
Class A return before taxes	-20.77%	-0.56%	1.36%
Class A return after taxes on distributions	-21.85%	-2.01%	-0.27%
Class A return after taxes on distributions and sale of Fund shares	-12.27%	-0.96%	0.37%
Class C return before taxes	-18.50%	-0.38%	1.06%
Class R return before taxes	-17.24%	0.13%	1.57%
Class R6 return before taxes (lifetime: 1/31/19-12/31/22)	-16.73%	n/a	1.10%
Institutional Class return before taxes	-16.88%	0.61%	2.07%
Bloomberg US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)	-15.76%	0.45%	1.96%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE IVY LIMITED-TERM BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND

Delaware Ivy Limited-Term Bond Fund (Acquired Fund)

On April 30, 2021, the Acquired Fund became part of Delaware Funds and DMC became the Acquired Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquired Fund’s prior investment manager.
Effective November 15, 2021, the Acquired Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Acquired Fund’s former strategy; its performance may have differed if the Acquired Fund’s current strategy had been in place.

Acquired Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquired Fund’s Class A shares had a calendar year-to-date return of -4.27%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 2.36% for the quarter ended June 30, 2020 and its lowest quarterly return was -2.69% for the quarter ended March 31, 2022. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years or lifetime
Class A return before taxes	-6.91%	0.18%	0.52%
Class A return after taxes on distributions	-7.51%	-0.47%	-0.15%
Class A return after taxes on distributions and sale of Fund shares	-4.09%	-0.13%	0.11%
Class C return before taxes	-5.98%	-0.07%	0.17%
Class I return before taxes	-4.05%	0.92%	1.01%
Class R6 return before taxes (lifetime: 7/31/14–12/31/22)	-3.96%	1.06%	1.28%
Class R return before taxes	-4.58%	0.33%	0.41%
Class Y return before taxes	-4.29%	0.69%	0.77%
Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)	-3.69%	0.92%	0.88%

After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Limited-Term Diversified Income Fund (Acquiring Fund)

Acquiring Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquiring Fund’s Class A shares had a calendar year-to-date return of -4.26%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.31% for the quarter ended June 30, 2020, and its lowest quarterly return was -2.70% for the quarter ended March 31, 2022.  The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years or lifetime
Class A return before taxes	-6.85%	-0.04%	0.44%
Class A return after taxes on distributions	-7.77%	-0.92%	-0.29%
Class A return after taxes on distributions and sale of Fund shares	-4.05%	-0.39%	0.02%
Class C return before taxes	-6.01%	-0.33%	-0.15%
Class R return before taxes	-4.59%	0.17%	0.36%
Institutional Class return before taxes	-4.12%	0.67%	0.87%
Class R6 return before taxes (lifetime: 5/1/17–12/31/22)	-4.06%	0.74%	0.84%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	-3.69%	0.92%	0.88%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE IVY STRATEGIC INCOME FUND INTO DELAWARE STRATEGIC INCOME FUND

Delaware Ivy Strategic Income Fund (Acquired Fund)

On April 30, 2021, the Acquired Fund became part of Delaware Funds and DMC became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Acquired Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Acquired Fund’s former strategy; its performance may have differed if the Acquired Fund’s current strategy had been in place.

Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquired Fund’s Class A shares had a calendar year-to-date return of -10.14%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 8.71% for the quarter ended June 30, 2020, and its lowest quarterly return was -9.59% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	Lifetime
Class A return before taxes (lifetime: 10/1/15–12/31/22)	-14.16%	0.06%	1.40%
Class A return after taxes on distributions (lifetime: 10/1/15–12/31/22)	-15.70%	-1.71%	-0.03%
Class A return after taxes on distributions and sale of Fund shares (lifetime: 10/1/15–12/31/22)	-8.37%	-0.66%	0.33%
Class C return before taxes (lifetime: 10/1/15–12/31/22)	-11.74%	0.48%	1.47%
Class I return before taxes (lifetime: 10/1/15–12/31/22)	-9.78%	1.64%	2.61%
Class R6 return before taxes (lifetime: 10/1/15–12/31/22)	-9.77%	1.66%	2.62%

Class Y return before taxes (lifetime: 10/1/15–12/31/22)	-10.13%	1.27%	2.26%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15–12/31/22)*	-13.01%	0.02%	0.78%
50% Bloomberg US Universal Index + 50% ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15–12/31/22)*	-12.06%	1.20%	2.83%
Bloomberg US Universal Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15–12/31/22)*	-12.99%	0.18%	1.14%
ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15–12/31/22)*	-11.22%	2.12%	4.45%
* The Fund changed its primary broad-based securities index to the Bloomberg US Aggregate Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Strategic Income Fund (Acquiring Fund)

On January 31, 2017, the Acquiring Fund was repositioned as an income-oriented fund. The returns prior to January 31, 2017 do not reflect this change and accordingly, the performance shown in the bar chart and average annual total return table prior to that date may not be indicative of future returns.

Acquiring Fund
Calendar year-by-year total return (Class A)

As of December 31, 2022, the Acquiring Fund’s Class A shares had a calendar year-to-date return of -10.51%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.61% for the quarter ended June 30, 2020, and its lowest quarterly return was -9.60% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Class A return before taxes	-14.58%	0.21%	1.25%
Class A return after taxes on distributions	-16.10%	-1.36%	-0.20%
Class A return after taxes on distributions and sale of Fund shares	-8.62%	-0.47%	0.32%
Class C return before taxes	-12.04%	0.37%	0.95%
Class R return before taxes	-10.82%	0.86%	1.44%
Institutional Class return before taxes	-10.29%	1.38%	1.96%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.30%	0.02%	1.06%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Where can I find more financial information about the Funds?
Each Fund’s Annual Report contains a discussion of their performance during their most recent fiscal year and shows per share information for each of the previous five fiscal years. These documents, and the Funds’ most recent Semiannual Reports are available upon request.  (See “More Information about the Funds”).

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?
REORGANIZATION OF DELAWARE IVY MUNICIPAL BOND FUND INTO DELAWARE TAX-FREE USA FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee		Acquiring Fund Investment Advisory Fee
0.525%	Up to $500 million	0.55% on first $500 million
0.50%	Over $500 million and up to $1 billion	0.50% on next $500 million
0.45%	Over $1 billion and up to $1.5 billion	0.45% on next $1.5 billion
0.40%	Over $1.5 billion and up to $5 billion	0.425% on assets in excess of $2.5 billion
0.395%	Over $5 billion and up to $10 billion
0.39%	Over $10 billion and up to $15 billion
0.385%	In excess of $15 billion

The size of the Acquiring Fund’s assets has caused the Acquiring Fund to have reached an advisory fee breakpoint. As a result, it is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, Acquired Fund shareholders will experience a reduction in investment advisory fees (without waivers). With waivers, it is anticipated that the Fund’s total annual fund operating expenses will remain unchanged upon the Reorganization. As of December 31, 2022, the Acquired Fund had approximately $364.3 million in assets and the Acquiring Fund had approximately $708.8 million in assets.

Distribution Services.  The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010, and further amended and restated on February 25, 2016 with respect to the Acquiring Fund, and a Distribution Agreement dated April 30, 2021 with respect to the Acquired Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A and Class C shares of the Acquiring Fund and the Acquired Fund under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

Rule 12b-1 Plan.  The Acquired Fund and the Acquiring Fund have adopted a distribution and service plan and distribution plan, respectively, under Rule 12b-1 (the Rule 12b-1 Plan) of the 1940 Act for each Fund’s Class A and Class C shares. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of a Fund. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE IVY MUNICIPAL HIGH INCOME FUND INTO DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee		Acquiring Fund Investment Advisory Fee
0.525%	Up to $500 million	0.55% on first $500 million
0.50%	Over $500 million and up to $1 billion	0.50% on next $500 million
0.45%	Over $1 billion and up to $1.5 billion	0.45% on next $1.5 billion
0.40%	Over $1.5 billion and up to $5 billion	0.425% on assets in excess of $2.5 billion
0.395%	Over $5 billion and up to $10 billion
0.39%	Over $10 billion and up to $15 billion
0.385%	In excess of $15 billion
The Acquiring Fund is subject to a higher advisory fee at certain asset levels than the advisory fee payable by the Acquired Fund. It is anticipated that, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and accordingly, without waivers, the Acquired Fund shareholders will experience an increase in investment advisory fees. With waivers, it is anticipated that the Acquired Fund’s total annual fund operating expenses will remain unchanged upon the Reorganization. As of December 31, 2022, the Acquired Fund had approximately $543.9 million in assets and the Acquiring Fund had approximately $1.9 billion in assets.

Distribution Services.  The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010, and further amended and restated on February 25, 2016 with respect to the Acquiring Fund, and a Distribution Agreement dated April 30, 2021 with respect to the Acquired Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A and Class C shares of the Acquiring Fund and Class A, Class C, and Class Y of the Acquired Fund under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

Rule 12b-1 Plan.  The Acquired Fund and the Acquiring Fund have adopted a distribution and service plan and distribution plan, respectively, under Rule 12b-1 (the Rule 12b-1 Plan) of the 1940 Act for Class A and Class C shares of the Acquiring Fund and for Class A, Class C, and Class Y of the Acquired Fund. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of a Fund. Class Y shares of the Acquired Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of its Class Y shares. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee		Acquiring Fund Investment Advisory Fee
0.525%	Up to $500 million	0.55% on first $500 million
0.50%	Over $500 million and up to $1 billion	0.50% on next $500 million
0.45%	Over $1 billion and up to $1.5 billion	0.45% on next $1.5 billion
0.40%	Over $1.5 billion and up to $5 billion	0.425% on assets in excess of $2.5 billion
0.395%	Over $5 billion and up to $10 billion
0.39%	Over $10 billion and up to $15 billion
0.385%	In excess of $15 billion

The Acquiring Fund is subject to a higher advisory fee at certain asset levels than the advisory fee payable by the Acquired Fund. It is anticipated that, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and accordingly, without waivers, the Acquired Fund shareholders will experience an increase in investment advisory fees. With waivers, it is anticipated that the Acquired Fund’s and Acquiring Fund’s total annual fund operating expenses will remain unchanged upon the Reorganization. As of December 31, 2022, the Acquired Fund had approximately $14.5 million in assets and the Acquiring Fund had approximately $162.7 million in assets.

Distribution Services.  The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010, and further amended and restated on February 25, 2016 with respect to the Acquiring Fund, and a Distribution Agreement dated April 30, 2021 with respect to the Acquired Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A and Class C shares of the Acquiring Fund and Class A, Class C, and Class Y of the Acquired Fund under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

                Rule 12b-1 Plan.  The Acquired Fund and the Acquiring Fund have adopted a distribution and service plan and distribution plan, respectively, under Rule 12b-1 (the Rule 12b-1 Plan) of the 1940 Act for Class A and Class C shares of the Acquiring Fund and for Class A, Class C, and Class Y of the Acquired Fund. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of a Fund. Class Y shares of the Acquired Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of its Class Y shares. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE IVY CORPORATE BOND FUND INTO DELAWARE CORPORATE BOND FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee		Acquiring Fund Investment Advisory Fee
0.475%	Up to $1 billion	0.50% on first $500 million
0.45%	Over $1 billion and up to $1.5 billion	0.475% on next $500 million
0.40%	In excess of $1.5 billion	0.45% on next $1.5 billion
0.425% on assets in excess of $2.5 billion

The Acquiring Fund is subject to a higher advisory fee at certain asset levels than the advisory fee payable by the Acquired Fund. It is anticipated that, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and accordingly, without waivers, the Acquired Fund shareholders will experience an increase in investment advisory fees. With waivers, it is anticipated that the Acquired Fund’s and the Acquiring Fund’s total annual fund operating expenses will remain unchanged upon the Reorganization. As of December 31, 2022, the Acquired Fund had approximately $376.2 million in assets and the Acquiring Fund had approximately $1.2 billion in assets.

Distribution Services.  The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010, and further amended and restated on February 25, 2016 with respect to the Acquiring Fund, and a Distribution Agreement dated April 30, 2021 with respect to the Acquired Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A, Class C, and Class R shares of the Acquiring Fund and Class A, Class C, and Class Y of the Acquired Fund under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

Rule 12b-1 Plan.  The Acquired Fund and the Acquiring Fund have adopted a distribution and service plan and distribution plan, respectively, under Rule 12b-1 (the Rule 12b-1 Plan) of the 1940 Act for Class A, Class C, and Class R shares of the Acquiring Fund and for Class A, Class C, and Class Y of the Acquired Fund. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of a Fund. Class R shares of the Acquiring Fund are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets. Class Y shares of the Acquired Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of its Class Y shares. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE IVY CROSSOVER CREDIT FUND INTO DELAWARE CORPORATE BOND FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee		Acquiring Fund Investment Advisory Fee
0.50%	Up to $500 million	0.50% on first $500 million
0.45%	Over $500 million and up to $1 billion	0.475% on next $500 million
0.425%	Over $1 billion and up to $2.5 billion	0.45% on next $1.5 billion
0.40%	Over $2.5 billion and up to $5 billion	0.425% on assets in excess of $2.5 billion
0.375%	In excess of $5 billion

The Acquiring Fund has achieved a breakpoint its investment advisory fee schedule whereas the Acquired Fund has not yet reached a breakpoint. It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and Acquired Fund shareholders will experience a reduction in investment advisory fees (without waivers). With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of December 31, 2022, the Acquired Fund had approximately $15.8 million in assets and the Acquiring Fund had approximately $1.2 billion in assets.

Distribution Services.  The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010, and further amended and restated on February 25, 2016 with respect to the Acquiring Fund, and a Distribution Agreement dated April 30, 2021 with respect to the Acquired Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A, Class C, and Class R shares of the Acquiring Fund and Class A and Class Y of the Acquired Fund under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

Rule 12b-1 Plan.  The Acquired Fund and the Acquiring Fund have adopted a distribution and service plan and distribution plan, respectively, under Rule 12b-1 (the Rule 12b-1 Plan) of the 1940 Act for Class A, Class C, and Class R shares of the Acquiring Fund and for Class A and Class Y of the Acquired Fund. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of the Acquiring Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of the Acquiring Fund. Class R shares of the Acquiring Fund are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets. Class Y shares of the Acquired Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of its Class Y shares. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE IVY LIMITED-TERM BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee		Acquiring Fund Investment Advisory Fee
0.50%	Up to $500 million	0.50% on first $500 million
0.45%	Over $500 million and up to $1 billion	0.475% on next $500 million
0.40%	Over $1 billion and up to $1.5 billion	0.45% on next $1.5 billion
0.35%	Over $1.5 billion and up to $5 billion	0.425% on assets in excess of $2.5 billion
0.34%	Over $5 billion and up to $10 billion
0.33%	In excess of $10 billion

The Acquired Fund has achieved a breakpoint in its investment advisory fee schedule, whereas the Acquiring Fund has not yet reached a breakpoint in its investment advisory fee. It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will reach an investment advisory fee breakpoint and Acquiring Fund shareholders will experience a reduction in investment advisory fees, while the Acquired Fund advisory fees will remain unchanged (without waivers). With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of December 31, 2022, the Acquired Fund had approximately $643.7 million in assets and the Acquiring Fund had approximately $430.8 million in assets.

Distribution Services.  The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010, and further amended and restated on February 25, 2016 with respect to the Acquiring Fund, and a Distribution Agreement dated April 30, 2021 with respect to the Acquired Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A, Class C, and Class R shares of the Acquiring Fund and Class A, Class C, Class R, and Class Y shares of the Acquired Fund under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

Rule 12b-1 Plan.  The Acquired Fund and the Acquiring Fund have adopted a distribution and service plan and distribution plan, respectively, under Rule 12b-1 (the Rule 12b-1 Plan) of the 1940 Act for Class A, Class C, and Class R shares of the Acquiring Fund and for Class A, Class C, Class R, and Class Y shares of the Acquired Fund. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of a Fund. Class R shares of each Funds are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets. Class Y shares of the Acquired Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of its Class Y shares. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE IVY STRATEGIC INCOME FUND INTO DELAWARE STRATEGIC INCOME FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee		Acquiring Fund Investment Advisory Fee
0.68%	Up to $1 billion	0.55% on first $500 million
0.62%	Over $1 billion and up to $2 billion	0.50% on next $500 million
0.58%	Over $2 billion and up to $3 billion	0.45% on next $1.5 billion
0.57%	In excess of $3 billion	0.425% on assets in excess of $2.5 billion

Neither Fund has achieved a breakpoint in its investment advisory fee at current asset levels. It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund advisory fees will remain unchanged and Acquired Fund shareholders will experience a reduction in investment advisory fees (without waivers). With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of December 31, 2022, the Acquired Fund had approximately $152.9 million in assets and the Acquiring Fund had approximately $115.8 million in assets.

Distribution Services.  The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010, and further amended and restated on February 25, 2016 with respect to the Acquiring Fund, and a Distribution Agreement dated April 30, 2021 with respect to the Acquired Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A, Class C, and Class R shares of the Acquiring Fund and Class A, Class C, and Class Y shares of the Acquired Fund under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

Rule 12b-1 Plan.  The Acquired Fund and the Acquiring Fund have adopted a distribution and service plan and distribution plan, respectively, under Rule 12b-1 (the Rule 12b-1 Plan) of the 1940 Act for Class A, Class C, and Class R shares of the Acquiring Fund and for Class A, Class C, and Class Y shares of the Acquired Fund. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of a Fund. Class R shares of the Acquiring Fund are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets. Class Y shares of the Acquired Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of its Class Y shares. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

* * * * *
ALL REORGANIZATIONS—SHARE ACCOUNT INFORMATION

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange, and redemption of Fund shares.  You may refer to the Prospectus for each Fund under the sections entitled “How to buy shares,” “How to redeem shares” and “Investor services – Exchange of shares” for the purchase, redemption, and exchange procedures applicable to the purchases, redemptions, and exchanges of each Fund’s shares.

You may purchase or redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at delawarefunds.com/account-access; by calling 800 523-1918 ; by regular mail (c/o Delaware Funds by Macquarie®, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100.  The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell

Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, R6, and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Investing in the Funds. You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial professional (hereinafter collectively referred to as the “financial intermediary”) to determine which share class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus below and free of charge on the Delaware Funds website at delawarefunds.com. Additional information on sales charges can be found in the SAI, which is available upon request.

Please also see the “Broker-defined sales charge waiver policies” section in the Prospectus for information provided to the Fund by certain financial intermediaries on sales charge discounts and waivers that may be available to you through your financial intermediary. Shareholders purchasing Fund shares through a financial intermediary may also be eligible for sales charge discounts or waivers which may differ from those disclosed elsewhere in a Fund’s Prospectus or SAI. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. It is the responsibility of the financial intermediary to implement any of its proprietary sales charge discounts or waivers listed in “Broker-defined sales charge waiver policies” or otherwise offered by the financial intermediary. Accordingly, you should consult with your financial intermediary to determine whether you qualify for any sales charge discounts or waivers.

Choosing a share class. Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares. Class A, Class C, Class R, and Class Y shares of each Fund have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain existing investors or programs sponsored by certain intermediaries that were eligible under prior eligibility requirements may continue to invest in a particular share class.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for investors that differ from a Fund's share class eligibility standards. In certain cases, this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. Each Fund and the Distributor are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such different requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class A:

1.	Class A shares have an upfront sales charge that is noted in the Class A sales charges tables below.
2.	If you invest the amounts noted in the Class A sales charges tables below, your front-end sales charge will be reduced.
3.	You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.
4.
Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. For Delaware Tax-Free USA Fund, Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. For

Delaware Strategic Income Fund, the Board has adopted a formula for calculating 12b-1 plan expenses for the Class A shares of the Fund. The total 12b-1 fee to be paid by Class A shareholders of Delaware Strategic Income Fund will be the sum of 0.10% of the average daily net assets representing the shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All Class A shareholders of Delaware Strategic Income Fund will bear the Class A 12b-1 fee at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% described above. See “Dealer compensation” below for further information.
5.	Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the tables below.
6.
Any account holding Class A shares of Delaware Strategic Income Fund as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date.

7.	Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class I, Class R6, and Institutional Class shares.
8.	In addition, you may have received Class A shares as the result of a merger or reorganization of a predecessor fund.

Class A sales charges:
The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment. The ongoing expenses of Class A shares are lower than those for Class C shares and typically higher than those for Class Y shares or Class I shares.

Class A shares of Delaware Ivy Municipal Bond Fund and Delaware Ivy Municipal High Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 or more	none*	none*

* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) or a predecessor distributor paid your financial intermediary a commission on your purchase that received an NAV breakpoint of Class A shares, for shares of the Funds purchased prior to July 1, 2021, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase; or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares that received an NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class A shares of Delaware Ivy California Municipal High Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%

$250,000 or more	none*	none*

Class A shares of Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, and Delaware Ivy Strategic Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more ($250,000 or more for Delaware Ivy California Municipal High Income Fund) of Class A shares. However, if Delaware Distributors, L.P. (the Distributor) paid your financial intermediary a commission on your purchase of $1 million or more ($250,000 or more for Delaware Ivy California Municipal High Income Fund) of Class A shares that received an NAV breakpoint for shares that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class A shares of Delaware Ivy Limited-Term Bond Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	2.75%	3.23%
$100,000 but less than $250,000	2.00%	2.44%
$250,000 but less than $1 million	1.00%	1.34%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) or a predecessor distributor paid your financial intermediary a commission on your purchase that received an NAV breakpoint of Class A shares, for shares of the Funds purchased prior to July 1, 2021, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase; or if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received an NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a CDSC, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class A shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%

$250,000 or more	none*	none*

* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares of Delaware Tax-Free USA Fund or Delaware National High-Yield Municipal Bond Fund, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class A shares of Delaware Tax-Free California Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 or more	none*	none*
* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, Delaware Tax-Free Pennsylvania Fund, Delaware Tax-Free Minnesota Fund, or Delaware Minnesota High-Yield Municipal Bond Fund, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class A shares of Delaware Corporate Bond Fund and Delaware Strategic Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Delaware Limited-Term Diversified Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a of net amount invested
Less than $100,000	2.75%	3.23%
$100,000 but less than $250,000	2.00%	2.44%
$250,000 but less than $1 million	1.00%	1.34%
$1 million or more	none*	none*
* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid. Sales charges do not apply to shares purchased through dividend reinvestment.

Class C:
1.
Class C shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

2.
In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges — Class C” below.

3.	Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

4.
For approximately eight years after you buy your Class C shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

5.
Class C shares are eligible to automatically convert to Class A shares with a 12b-1 fee of no more than 0.25% approximately eight years after you buy Class C shares. Conversion may occur as late as one month after the eighth anniversary of purchase, during which time Class C's higher 12b-1 fee applies. Please refer to the Fund's SAI for more details on this automatic conversion feature.

6.
For Delaware Corporate Bond Fund, you may purchase only up to $1 million of Class C shares at any one time. Orders that equal or exceed $1 million will be rejected. For Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, you may purchase only up to $250,000 of Class C shares at any one time. Orders that equal or exceed $250,000 will be rejected.

7.
Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class R, Institutional Class, Class I, and Class R6 shares.

8.
Class C shares with no financial intermediary will be converted to Class A shares at NAV within a certain time frame after a financial intermediary resigns, as determined by the Manager. Additionally, investors may only open an account to purchase Class C shares if they have appointed a financial intermediary.

Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.
Class R:

1.	Class R shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

2.	Class R shares are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets.

3.
Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and noncustodial 403(b) plans, as well as certain other nonqualified deferred compensation plans); and (ii) individual retirement account (IRA) rollovers from legacy Delaware Investments plans that were previously maintained on the Delaware Investments retirement recordkeeping system or the retirement recordkeeping system of Ascensus that are offering Class R shares to participants.

4.	Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, or SARSEPs).

5.
Any account holding Class A shares of the Fund as of the date Class R shares were made available for the Fund continues to be eligible to purchase the Fund's Class A shares after that date. Any account holding the Fund's Class R shares is not eligible to purchase its Class A shares.

6.	Unlike Class C shares, Class R shares do not automatically convert into another class.

7.
Because of their higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class I, Institutional Class, and Class R6 shares.

8.	Certain intermediaries may offer Class R shares to other account types under an agreement with the Distributor or its affiliates relating to such accounts.
Class I/Institutional Class:
1.	Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.
2.	Institutional Class shares are not subject to a CDSC.
3.	Institutional Class shares do not assess a 12b-1 fee.
4.	Institutional Class shares are available for purchase only by the following:
•
retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

•	tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;
•
a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

•
registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

•
programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform;

•
through a brokerage program of a financial intermediary that has entered into a written agreement with the Distributor and/or the transfer agent specifically allowing purchases of Institutional Class shares in such programs;

•	private investment vehicles, including, but not limited to, foundations and endowments; or
•
current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, any of the Manager's affiliates, or any predecessor fund to a Delaware Fund, provided that such shares are either held in an account opened directly with the Fund or are held through an account with a financial intermediary that permits the purchase of such shares. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing individuals identified in this paragraph may also purchase Institutional Class shares subject to the same account requirements.

•	In addition, you may have received Institutional Class shares as the result of a merger or reorganization of a predecessor fund.
•
A shareholder transacting in Institutional Class shares through a broker or other financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary.

Class R6
1.	Class R6 shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R6 shares are not subject to a CDSC.
2.	Class R6 shares do not assess a 12b-1 fee.
3.	Class R6 shares do not pay any service fees, sub-accounting fees, and/or subtransfer agency fees to any brokers, dealers, or other financial intermediaries.
4.
Class R6 shares are generally available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans and money purchase pension plans, defined benefit plans, employer-sponsored benefit plans, and non-qualified deferred compensation plans. In addition, for these employer-sponsored retirement plans, Class R6 shares must be held through plan level or omnibus accounts held on the books of the Fund, and Class R6 shares are only available for purchase through financial intermediaries who have the appropriate agreement with the Distributor (or its affiliates) related to Class R6.

5.
Class R6 shares are also available for purchase through certain programs, platforms, or accounts that are maintained or sponsored by financial intermediary firms (including but not limited to, brokers, dealers, banks, trust companies, or entities performing trading/clearing functions), provided that the financial intermediary firm has entered into an agreement with the Distributor (or its affiliates) related to Class R6 for such programs, platforms or accounts.

6.	Class R6 shares are also generally available for purchase by or through funds (including mutual funds registered under the 1940 Act and collective trusts) of funds.
7.
In addition to the foregoing list of eligible investors, Class R6 shares are generally available to certain institutional investors and high net worth individuals who make a minimum initial investment directly in the Fund’s Class R6 shares of $1,000,000 or more and who have completed an application and been approved by the Fund for such investment. These institutional investors and high net worth individuals must open accounts in Class R6 shares directly in their names.

8.	Class R6 shares may not be available through certain financial intermediaries.
9.
In addition, you may have received Class R6 shares as the result of a merger or reorganization of a predecessor fund. The Fund reserves the right to modify or waive the above policies at any time without prior notice to shareholders.

Class Y:
Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:
1.
Participants of employee benefit plans established under Section 401(a) (including a 401(k) plan), 403(b) or 457(b) of the Code for which an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan

2.
Individuals investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisers and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services

3.
Government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party intermediary provides certain administrative, distribution and/or other support services

4.
Clients of financial intermediaries who have self-directed brokerage accounts (that may or may not charge transaction fees to those clients), provided that such financial intermediaries have entered into an agreement with the Distributor and have been approved by the Distributor to offer Class Y shares within such self-directed brokerage accounts

Each Fund reserves the right to modify or waive the above policies at any time without prior notice to shareholders.

Dealer compensation. The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class and Class R6 shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

Class A shares of Delaware Ivy Municipal Bond Fund and Delaware Ivy Municipal High Income Fund

Commission (%)	Class A1
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%

$250,000 but less than $5 million	1.00%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. n sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. For shares purchased after July 1, 2021, during the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

Class A shares of Delaware Ivy California Municipal High Income Fund

Commission (%)	Class A1
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%

$250,000 but less than $5 million	1.00%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares. Additionally, Class A shares under the Plan pay an annual 12b-1 fee of up to 0.25% of average Class A net assets.

Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, and Delaware Ivy Strategic Income Fund

Class A1
Commission (%)	—
Investment less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.00%
$500,000 but less than $1 million	1.60%
$1 million but less than $5 million	1.00%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares. Additionally, Class A shares under the Plan pay an annual 12b-1 fee of up to 0.25% of average Class A net assets.

Class A shares of Delaware Ivy Limited-Term Bond Fund

Commission (%)	Class A1
Less than $100,000	2.35%
$100,000 but less than $250,000	1.75%
$250,000 but less than $1 million	0.75%
$1 million but less than $5 million	0.75%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. Effective July 1, 2021, on sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. For shares purchased after July 1, 2021, during the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

For the Acquired Funds. On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase. After approximately eight years, Class C shares are eligible to automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.

Delaware Tax-Free USA Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free California Fund

	Class A1	Class C2
Commission (%)	—	1.00%
Investment less than $100,000	4.00%	—
$100,000 but less than $250,000	3.00%	—
$250,000 but less than $500,000	1.00%	—
$500,000 but less than $1 million	1.00%	—
$1 million but less than $5 million	1.00%	—
$5 million but less than $25 million	0.50%	—
$25 million or more	0.25%	—
12b-1 fee to dealer	0.25%	1.00%

[1]
On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. Additionally, Delaware Tax-Free USA Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

[2]
On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase. After approximately eight years, Class C shares are eligible to automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.

Delaware Corporate Bond Fund and Delaware Strategic Income Fund

	Class A1	Class C2	Class R3
Commission (%)	—	1.00%	—
Investment less than $100,000	4.00%	—	—
$100,000 but less than $250,000	3.00%	—	—
$250,000 but less than $500,000	2.00%	—	—
$500,000 but less than $1 million	1.60%	—	—
$1 million but less than $5 million	1.00%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. Additionally, Delaware Strategic Income Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase. After approximately eight years, Class C shares are eligible to automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.

3 On sales of Class R shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.

Delaware Limited-Term Diversified Income Fund

	Class A1	Class C2	Class R3
Commission (%)	—	1.00%	—
Investment less than $100,000	2.35%	—	—
$100,000 but less than $250,000	1.75%	—	—
$250,000 but less than $5 million	0.75%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%

 1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.
2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase. After approximately eight years, Class C shares are eligible to automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.
3 On sales of Class R shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.

Payments to intermediaries.  The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediaries’ consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of a Fund and/or some or all other Delaware Funds), a Fund’s advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping, and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts), or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services. For Class R6 shares, the Distributor and its affiliates will generally not pay additional compensation to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing (including sub-transfer agent/recordkeeping payments).

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund’s shares. The Manager or its affiliates may benefit from the Distributor’s or its affiliates’ payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund’s shares.

How to reduce your sales charge.  We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares, which may depend on the ability of your financial intermediary or the Funds’ transfer agent to support the various ways. Please refer to the “Broker-defined sales charge waiver policies” in this Prospectus and to the SAI for detailed information and eligibility requirements. Please note that your financial intermediary's policies may differ. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. If you participate in a direct deposit purchase plan or an automatic investment program for an account held directly with the Funds’ transfer agent and also hold shares of Delaware Funds other than directly with us, generally those holdings will not be aggregated with the assets held with us for purposes of determining rights of accumulation in connection with direct deposit purchase plans and automatic investment program purchases. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R, Class I, Class Y, Institutional Class, and Class R6 shares (if applicable) have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent and rights of accumulation:
Through a letter of intent, you agree to invest a certain amount in Delaware Funds over a 13-month period to qualify for reduced front-end sales charges (as set forth in the SAI). Delaware Funds do not accept retroactive letters of intent.

Upon your request, you can combine your holdings or purchases of Class A and all other classes of Delaware Funds, excluding any money market funds (unless you acquired those shares through an exchange from a fund that did carry a front-end sales charge, CDSC, or Limited CDSC), as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges. When submitting the letter of intent or requesting rights of accumulation, you must identify which holdings or purchases you are requesting to be combined to your dealer, the Distributor or BNY Mellon at the time of purchase.  You can add the value of any share class that you already own to new share purchases in order to qualify for a reduced sales charge. Please note that depending on the financial intermediary holding your account, this policy may differ from those described in this Prospectus.

Class A	Class C
Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Reinvestment of redeemed shares:
Up to 90 days after you redeem shares, you can reinvest the proceeds without paying a sales charge.  For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. Investors should consult their financial intermediary for further information.

Class A	Class C
Available.	Not available.

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans
These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A	Class C
Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

For the Acquired Funds, if you are investing $1 million or more ($250,000 or more for Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, or Delaware Ivy California Municipal High Income Fund), either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more ($250,000 or more for Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, or Delaware Ivy California Municipal High Income Fund) of Class A shares that received a NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% for each Acquired Fund, except for the Delaware Ivy Limited-Term Bond Fund,  if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. For the Delaware Ivy Limited-Term Bond Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.

This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

Buying Class A shares at net asset value:  Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

Certain existing investors or programs sponsored by certain intermediaries that were eligible to purchase Class A shares of a Fund at NAV may continue to be eligible to purchase Class A shares at NAV. The Funds reserve the right to modify or terminate these arrangements at any time.

1.	Shares purchased under the Delaware Funds dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 90-day reinvestment privilege.
2.
Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, any of the Manager's current affiliates and those that may in the future be created, or any predecessor fund to a Delaware Fund, including the funds formerly advised by Foresters Investment Management Company, Inc., Ivy Investment Management Company, Waddell & Reed, or any other fund families acquired or merged into the Delaware Funds; (ii) current employees of legal counsel to Delaware Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

3.	Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Funds.
4.	Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.
5.
Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

6.
Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

7.	Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund’s Institutional Class or Class I, if applicable.
8.
Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliates) related to such plans or programs.

9.	Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in the SAI.
10.	Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.
11.
Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.

12.	Purchases by certain participants of particular group retirement plans as described in a Fund’s SAI.
13.	Additional purchases by existing shareholders whose accounts were eligible for purchasing shares at NAV under a predecessor fund’s eligibility requirements set by the predecessor fund’s company.
14.	Investments made into an account with no financial intermediary or no longer associated with a financial intermediary may invest in Class A shares without a sales charge.
15.
16.

Waivers of contingent deferred sales charges.  Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Please note that you or your financial intermediary will have to notify us at the time of redemption that the trade qualifies for such waiver. As applicable, Class R, Class I,  Institutional Class, Class R6, and Class Y shares do not have CDSCs so they are not included in the list below.

Please also see the “Shareholder fees” table in the Fund summary and “Choosing a share class” for more information about applicable CDSCs. Your financial intermediary may offer waivers for certain account types or programs that may be different than what is noted below. See the “Broker-defined sales charge waiver policies” section or contact your financial intermediary for information on program availability.

CDSCs for Class A and Class C shares may be waived under the following circumstances, except as noted otherwise:

1.
Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

2.
Redemptions that result from the right to liquidate a shareholder’s account: Redemptions that result from the right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

3.
Section 401(a) qualified retirement plan distributions: Distributions to participants or beneficiaries from a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

4.
Section 401(a) qualified retirement plan redemptions: Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.

5.
Periodic distributions or systematic withdrawals from a retirement account or qualified plan: Periodic distributions or systematic withdrawals from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan[1] (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

6.
Returns of excess contributions due to any regulatory limit: Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan[1] (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

7.	Distributions by other employee benefit plans: Distributions by other employee benefit plans to pay benefits.
8.
Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

9.	Redemptions by certain legacy retirement assets: Redemptions by certain legacy retirement assets that meet the requirements set forth in a Fund’s SAI.
10.	Redemptions in connection with a fund liquidation: Redemptions subsequent to the fund liquidation notice to shareholders.

1 Qualified plans that are fully redeemed at the direction of the plan's fiduciary may be subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain existing investors or programs sponsored by certain intermediaries that were eligible for waivers of CDSCs may continue to be eligible for those waivers of CDSCs.

How to buy shares.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds® by Macquarie Service Center
By mail:
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Funds by Macquarie at P.O. Box 534437, Pittsburgh, PA 15253-4437 for investments by regular mail or Delaware Funds by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check. Purchase orders will not be accepted at any other address.

Please note that purchase orders submitted by mail will not be considered received until such purchase orders arrive at Delaware Funds® by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 and are determined to be in good order. For a purchase request to be in “good order,” you must provide the name of the Delaware Fund in which you are investing, your account registration/number (if you are an existing shareholder), and the total number of shares or dollar amount of the shares to be purchased, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, deposits in the mail or with such services or receipt at the Funds’ post office box, of purchase orders, do not constitute receipt by the Funds or their agent. Please note that the Funds reserve the right to reject any purchase.

By wire:
Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Delaware Funds by Macquarie Service Center at 800 523-1918 so we can assign you an account number.

By exchange:
You may exchange all or part of your investment in one or more Delaware Funds for shares of other Delaware Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Delaware Funds by Macquarie Service Center at 800 523-1918 .

Through automated shareholder services:
You may purchase or exchange shares through our automated telephone service (for Class A, Class C, and Class R shares only), or through our website, delawarefunds.com (for Class A and Class C shares only). For more information about how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918 .

Calculating share price.  The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm ET), you will pay that day’s closing Fund share price, which is based on the Fund’s NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Fund share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm ET). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund’s closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market values.

Fair valuation.  When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00pm ET or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have designated the Manager as the valuation designee, and delegated responsibility for valuing the Fund's assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Fund's investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.

                 Retirement plans.   In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial intermediary, or call the Delaware Funds by Macquarie® Service Center at 800 523-1918 .

Document delivery.  To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund’s financial reports and prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Delaware Funds® by Macquarie Service Center at 800 523-1918 . At any time you may view current prospectuses and financial reports on our website.

Inactive accounts. Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares.  Under normal circumstances, each Fund typically meets redemption requests through its holdings of cash or cash equivalents, the sale of portfolio assets, and/or its ability to redeem in kind (when applicable). During stressed market conditions, the Fund may use lines of credit to meet redemption requests. Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Funds.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm ET), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will receive that day’s closing Fund share price. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. If you purchased your shares by check, those shares are subject to a 15-day hold to ensure your check has cleared. Redemption requests for shares still subject to the hold may be rejected with instructions to resubmit at the conclusion of the holding period.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Redemption proceeds will be distributed promptly, but not later than seven days after receipt of a redemption request (except as noted above). For direct transactions, redemption proceeds are typically paid the next Business Day after receipt of the redemption request. Redemptions submitted by financial intermediaries typically settle between one and three Business Days after receipt, depending on the settlement cycle requested by the financial intermediary. Settlement could be extended as a result of various factors, including but not limited to redemption amount or other market conditions. Please see the SAI for additional information.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds® by Macquarie Service Center
By mail:
You may redeem your shares by mail by writing to: Delaware Funds by Macquarie at P.O. Box 534437, Pittsburgh, PA 15253-4437 for redemption requests by regular mail or Delaware Funds by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 for redemption requests by overnight courier service. Redemption requests will not be accepted at any other address. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a medallion signature guarantee for each owner. Medallion signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Delaware Funds by Macquarie Service Center at 800 523-1918 for more information about the medallion signature guarantee requirements.

Please note that redemption orders submitted by mail will not be considered received until such redemption orders arrive at Delaware Funds by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 and are determined to be in good order. For a redemption request to be in “good order,” you must provide the name of the Delaware Fund whose shares you are redeeming, your account number, account registration, and the total number of shares or dollar amount of the transaction. Redemption requests must be signed by the record owner(s) exactly as the shares are registered, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, redemption requests placed in the mail or with such services or receipt at the Funds’ post office box, of redemption requests, do not constitute receipt by the Funds or the transfer agent.

By telephone:
You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:

1.	By check — Sent to your address of record, provided there has not been an address change in the last 30 days.
2.	By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.
3.	By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.
•	Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

Through automated shareholder services
You may redeem shares through our automated telephone service or through our website, delawarefunds.com. For more information about how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918 .

Redemptions-in-kind
The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions and taxable gains (if such investment was held in a taxable account). Investors bear market risks until securities are sold for cash. See the SAI for more information on redemptions-in-kind.

Low balance accounts.  For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

For Class R, Class R6, Class Y, and Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days’ written notice to you.

If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days’ written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

Investor services.  To help make investing with us as easy as possible, and to help you build your investments, we offer the investor services described below. Information about the investor services we offer is available free of charge on the Delaware Funds website at delawarefunds.com, including hyperlinks to relevant information in fund offering documents. Availability of these services may be limited by the way your account is registered with Delaware Funds.

Online account access
Online account access is a password-protected area of the Delaware Funds website that gives you access to your account information and allows you to perform transactions in a secure Internet environment.

Electronic delivery
With Delaware Funds eDelivery, you can receive your fund documents electronically instead of via US mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure Internet environment at any time.

Automatic investment plan
The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit
With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Systematic exchange option
With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan
Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchange of shares
You may generally exchange all or part of your shares for shares of the same class of another Delaware Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the applicable fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected. Please note that depending on the financial intermediary holding your account, this policy may be unavailable or differ from those described in this Proxy Statement/Prospectus.

Except as otherwise noted, if you hold Class Y shares of a Fund, you are permitted to exchange all or part of your Class Y shares only for Class Y shares of other Delaware Funds or, if Class Y shares are not available for a particular fund, for the Class A shares of such fund. You will pay any applicable sales charge on your new shares unless eligible to purchase shares at NAV. Contact your plan sponsor, plan fiduciary or other financial intermediary for information about exchanging your shares.

On demand service
The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Macquarie Asset Management does not charge a fee for this service; however, your bank may assess one.

Direct deposit service
Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Macquarie Asset Management does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan
You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Right to discontinue offering shares and/or to merge or liquidate a share class
To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time and/or to merge or liquidate a share class, such as in response to shareholder redemptions of substantially or all shares in a class. For any blocked accounts involving a liquidating fund, a shareholder's account may be moved into Delaware Investments Ultrashort Fund if no instruction is given upon receipt of a fund's pending liquidation.

Frequent trading of Fund shares (market timing and disruptive trading).  The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Boards have adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Funds will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Funds seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While the Funds will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance, if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any fund may be subject to disruptive trading activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00pm ET or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Fund's ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Funds’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no assurance that the information received by the Fund from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Funds’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Fund shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, Distributions and Taxes.

Dividends and distributions
Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.

Delaware Ivy Limited-Term Bond Fund, Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, Delaware Tax-Free USA Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Ivy California Municipal High Income Fund, Delaware Tax-Free California Fund, Delaware Corporate Bond Fund, Delaware Limited-Term Diversified Income Fund, Delaware Strategic Income Fund, expect to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, and the Delaware Ivy Strategic Income Fund expect to declare dividends monthly and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Funds will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
Annual statements
Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
 Avoid “buying a dividend”
At the time you purchase your Fund shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
 Tax considerations

Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Because the income of the Funds is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Additionally, other rules applicable to derivatives may accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 (covered shares). Cost basis will be calculated using the Funds’ default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial intermediary or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Funds website at delawarefunds.com as the information becomes available.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), each Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. After Dec. 31, 2018, FATCA withholding would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
 This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.
Certain management considerations
Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans and asset allocation models. A “529 Plan” is a college savings program that operates under Section 529 of the Internal Revenue Code. Asset allocation models include the Delaware Funds® by Macquarie Premier Advisor Platform, which offers asset allocation models using a mix of Delaware Funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Sales Charges.  With respect to the Reorganizations of the Delaware Ivy Municipal Bond Fund into the Delaware Tax Free USA Fund, and the Delaware Ivy Municipal Income Fund into Delaware National High-Yield Municipal Bond Fund, the sales charge structure of each Acquired Fund and its corresponding Acquiring Fund are identical. With respect to each of the other Reorganizations, the applicable sales charges differ as described in the summary below. Please see each Fund’s currently effective prospectus for more information. Institutional Class shares, Class R shares Class R6 and Class Y shares of the Acquired Funds and Acquiring Funds are not subject to any sales charges.  Acquired Fund shareholders will not pay any sales charges as a result of the Reorganization.  Subsequent purchase of Class A shares will, however, be subject to applicable sales charges.

Broker-defined sales charge waiver policies. From time to time, shareholders purchasing Fund shares through a brokerage platform or account may be eligible for CDSC sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Prospectuses or the SAIs. The broker-defined sales charge waiver policies for each Fund are identical. For information concerning the Funds’ broker-defined sales charge waiver policies, please see the Funds’ Prospectuses and SAIs.

REASONS FOR THE REORGANIZATIONS
The Acquired Funds and Acquiring Funds share the same Board of Trustees. At a meeting of the Boards of Trustees of the Trusts held on February 14-16, 2023 (the Board Meeting), DMC recommended to the Board of each Trust, on behalf of its Acquired Fund and its corresponding Acquiring Fund, that they approve the related Reorganization.

 In advance of the Board meetings, DMC provided detailed information to the Boards about the Reorganizations including about: (1) the investment objectives and principal investment strategies and risks of the Funds; (2) current and future estimated fees and expenses of the Funds; (3) comparative short and long-term investment performance of the Funds; (4) portfolio characteristics, including holdings overlap and management team overlap; (5) the rationale for each Reorganization, including contemplated benefits and costs; (6) allocation of Reorganization expenses; and (7) federal income tax consequences of the Reorganization (e.g., capital loss carryforwards) for the Funds’ shareholders. DMC represented to the Boards that it believes each Reorganization is in the best interest of the relevant Funds and each Reorganization will not result in the dilution of the interests of the shareholders of the relevant Funds.  The Independent Trustees also met separately with their legal counsel.   At the Board meetings, DMC provided supplemental information to the Boards in response to requests from the Boards.

Based upon their evaluation of the relevant information presented to them, the Board of each Trust, on behalf of its applicable Fund, including a majority of the Independent Trustees of each, determined that the Reorganizations would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Reorganizations.  The determination to approve each Reorganization was made separately and on the basis of each Trustee’s business judgment after consideration of all of the factors deemed relevant to the Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

In approving the Plan and each Reorganization separately, the key factors (whether positive or negative) that the Boards considered are outlined below:

1.
Each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, principal investment strategies, and principal risks and materially similar fundamental investment restrictions.

2.
Each Acquiring Fund and its corresponding Acquired Fund have a high degree of portfolio holding overlap and the same portfolio management teams, which is anticipated to mitigate transaction costs in connection with each Reorganization.

3.
Each Acquiring Fund’s overall net expense ratio is expected to be equal to or lower than the corresponding Acquired Fund’s net expense ratio following the Reorganizations taking into account applicable expense limitation arrangements, with the exception of Class C shares of Delaware National High-Yield Municipal Bond Fund(Acquiring Fund), which have a total expense ratio that is 2 basis points (0.02%) higher than Class C shares of Delaware Ivy Municipal High Income Fund (Acquired Fund).

4.	Each Acquiring Fund’s expense limitation agreements will remain in place for a minimum of twelve months following the Reorganization.
5.	The assets under management of each Fund (e.g., smaller funds going into larger funds) and DMC’s view on ability to garner additional assets of each Fund outside of the Reorganizations.
6.
Each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and may help the Acquiring Funds reach and/or get closer (as applicable) to breakpoints in the management fee schedules, which will or may (as applicable) allow them to benefit from lower management fees in the future.

7.	Potential increased distribution attention due to shelf space eligibility and increased Fund sizes.
8.	Potential other benefits, including as described by DMC to the Boards.
9.	The performance of the Acquiring Funds across various periods is generally favorable as compared to the corresponding Acquired Funds.
10.	The Reorganizations will be effected on the basis of each Fund’s net asset value per share and will not result in the dilution of the interests of shareholders of any Fund.
11.
The total costs of each Reorganization will be split as follows: one third paid by the Acquiring Funds together, one third paid by the Acquired Funds together, and one third by DMC, with individual Fund contributions to be assessed based on proportional assets.

12.	Each Reorganization will be effected on a tax-free basis.

The Boards also considered alternatives to the Reorganizations, such as the liquidation of the Acquired Funds.  In this instance, an Acquired Fund would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability.  The Boards noted DMC’s representation that after reviewing the investment strategy and policies of other series within the complex, it had concluded that each Acquiring Fund was the most optimal merger candidate for its corresponding Acquired Fund due to its similar type of investment strategy, identical portfolio management team, and similar risk profile. Each Board also considered that a merger with the Acquiring Fund would benefit Acquired Fund shareholders because, among other things, they will be invested in a larger fund managed by the same investment team with greater potential to grow its assets.

The Boards also considered that it is a condition to the closing of each Reorganization that the Funds receive an opinion of counsel substantially to the effect that the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for US federal income tax purposes for shareholders of the Funds.

INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN
This is only a summary of the Plan.  For more information on the Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Prospectus/Proxy Statement and is incorporated herein by reference.

How will the Reorganizations be carried out?
The Reorganizations will take place after the parties to the Plan satisfy various conditions.  On the respective Closing Date (as defined in the Plan), each Acquired Fund will deliver to the corresponding Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Acquired Fund, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, each Trust, on behalf of the related Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders.  The value of the Assets to be delivered to each Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (NYSE) (normally 4:00 pm, ET) on the respective Closing Date (the Valuation Date).  The value of each Acquired Fund’s net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective Prospectus and SAI.

The stock transfer books of the Acquired Funds will be permanently closed immediately after the finalization of the applicable Fund’s net asset value on the respective Closing Date.  The Acquired Funds will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the related Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Boards.  The Plan may be terminated and the Reorganizations abandoned at any time prior to the respective Closing Date as follows: (1) by mutual consent of the related Trusts; (2) by an Acquiring Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquired Trust or waived by the Acquiring Trust; or (3) by an Acquired Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquiring Trust or waived by the Acquired Trust.

Who will pay the expenses of the Reorganization?
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Proxy Statement, are anticipated to be approximately $1,430,000-$1,630,000.  The total costs of the Reorganization will be split as follows: one third paid by the Acquiring Funds together, one third paid by the Acquired Funds together, and one third by DMC, with individual Fund contributions to be assessed based on proportional assets.

What are the tax consequences of each Reorganization?
The following is a general summary of the material federal income tax consequences of each Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the respective Reorganization Date.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  None of the Acquired Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of a Reorganization.  Based on certain assumptions and customary representations to be made on behalf of each Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trusts’ legal counsel) will, as a condition to the closing of the Reorganizations, provide a legal opinion to the effect that, for federal income tax purposes, (i) Acquired Fund shareholders will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the corresponding Acquiring Fund, (ii) the Acquiring Funds will not recognize any gain or loss upon receipt by each Acquiring Fund of the corresponding Acquired Fund’s assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Acquired Fund Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. Each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

General Limitation on Capital Losses.  Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the capital loss carryovers, if any, of its corresponding Acquired Fund upon the closing of the Reorganization for federal income tax purposes.  Capital losses of a Fund may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of an Acquired Fund and its corresponding Acquiring Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the respective Reorganization Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the applicable Reorganization Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of an Acquired Fund that may be used by its corresponding Acquiring Fund (including to offset any “built-in gains” of the Acquired Fund itself) for the first taxable year ending after the respective Reorganization Date will be limited to an amount equal to the capital gain net income of the Acquired Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of an Acquired Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

	Delaware Ivy Municipal Bond Fund as of 12/31/2022	Delaware Tax-Free USA Fund as of 12/31/2022
Aggregate Capital Loss Carryovers	None	($30,578,460)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	($18,612,135)	($49,641,311)
Net Assets	$363,852,831	$708,828,495
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Ivy Municipal High Income Fund as of 12/31/2022	Delaware National High-Yield Municipal Bond Fund as of 12/31/2022
Aggregate Capital Loss Carryovers	($37,755,050)	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	($101,843,329)	($143,761,032)
Net Assets	$543,480,943	$1,881,518,776
Approximate Annual Limitation for Capital Losses*	($13,740,291)	None

	Delaware Ivy California Municipal High Income Fund as of 12/31/2022	Delaware Tax-Free California Fund as of 12/31/2022
Aggregate Capital Loss Carryovers	None	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	($1,143,044)	($10,098,904)
Net Assets	$14,478,952	$162,669,969
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Ivy Corporate Bond Fund as of 12/31/2022	Delaware Corporate Bond Fund as of 12/31/2022
Aggregate Capital Loss Carryovers	($15,932,656)	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	($63,342,464)	($145,256,424)
Net Assets	$376,324,922	$1,155,572,972
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Ivy Crossover Credit Fund as of 12/31/2022	Delaware Corporate Bond Fund as of 12/31/2022
Aggregate Capital Loss Carryovers	($1,241,756)	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	($3,415,443)	($145,256,424)
Net Assets	$15,838,861	$1,155,572,972
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Ivy Limited-Term Bond Fund as of 12/31/2022	Delaware Limited-Term Diversified Income Fund as of 12/31/2022
Aggregate Capital Loss Carryovers	($5,472,441)	($63,301,220)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	($23,429,551)	($20,026,022)
Net Assets	$643,697,767	$430,777,958
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Ivy Strategic Income Fund as of 12/31/2022	Delaware Strategic Income Fund as of 12/31/2022
Aggregate Capital Loss Carryovers	None	($8,269,060)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	($20,772,782)	($12,721,482)
Net Assets	$152,863,021	$115,846,088
Approximate Annual Limitation for Capital Losses*	None	($1,120,613)
*Based on the long-term tax-exempt rate for ownership changes during December 2022 of 3.29%.  The actual limitation will equal the aggregate NAV of the Acquired Fund on the respective Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the Acquired Fund on the respective Closing Date that is recognized in a taxable year.

Appreciation in Value of Investments.  Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  Please see the chart below for the unrealized appreciation or deprecation in value of investments as a percentage of NAV for each Reorganization.  Shareholders of an Acquired Fund may:
•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is greater than the Acquired Fund’s;

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is lesser than the Acquired Fund’s;

•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is lesser than the Acquired Fund’s; or

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is greater than the Acquired Fund’s.

Acquired Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Delaware Ivy Municipal Bond Fund	(8.47)% as of 9/30/2022	Delaware Tax-Free USA Fund	(3.53)% as of 8/31/2022	(5.14)%
Delaware Ivy Municipal High Income Fund	(19.13)% as of 9/30/2022	Delaware National High-Yield Municipal Bond Fund	(5.74)% as of 8/31/2022	(9.14)%
Delaware Ivy California Municipal High Income Fund	(9.25)% as of 9/30/2022	Delaware Tax-Free California Fund	(4.61)% as of 8/31/2022	(5.08)%
Delaware Ivy Corporate Bond Fund	(19.59)% as of 9/30/2022	Delaware Corporate Bond Fund	(9.47)% as of 7/31/2022	(11.94)%
Delaware Ivy Crossover Credit Fund	(23.79)% as of 9/30/2022	Delaware Corporate Bond Fund	(9.47)% as of 7/31/2022	(9.66)%
Delaware Ivy Limited-Term Bond Fund	(5.29)% as of 9/30/2022	Delaware Limited-Term Diversified Income Fund	(4.99)% as of 6/30/2022	(5.17)%
Delaware Ivy Strategic Income Fund	(16.56)% as of 9/30/2022	Delaware Strategic Income Fund	(12.36)% as of 7/31/2022	(15.06)%

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganizations and any related activities described above in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations and any related activities because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Fund and Acquiring Fund?
Upon the Closing of the Reorganizations, Acquired Fund shares will merge with and into Acquiring Fund shares as follows:

Acquired Funds/Classes*	Acquiring Funds/Classes*
Delaware Ivy Municipal Bond Fund ($364.3), a series of Ivy Funds	Delaware Tax-Free USA Fund ($708.8), a series of Delaware Group Tax-Free Fund
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Institutional Class
Delaware Ivy Municipal High Income Fund ($543.9), a series of Ivy Funds	Delaware National High-Yield Municipal Bond Fund ($1,881.5), a series of Voyageur Mutual Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Institutional Class
Class Y	Class A
Delaware Ivy California Municipal High Income Fund ($14.5), a series of Ivy Funds	Delaware Tax-Free California Fund ($162.7), a series of Voyageur Mutual Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class Y	Class A
Delaware Ivy Corporate Bond Fund ($377.3), a series of Ivy Funds	Delaware Corporate Bond Fund ($1,155.6), a series of Delaware Group Income Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
-	Class R
-	Class R6
Class Y	Class A
Delaware Ivy Crossover Credit Fund ($15.8), a series of Ivy Funds	Delaware Corporate Bond Fund ($1,155.6), a series of Delaware Group Income Funds
Class A	Class A
-	Class C
Class I	Institutional Class
Class Y	Class A
Delaware Ivy Limited-Term Bond Fund ($643.7), a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund ($427.4), a series of Delaware Group Limited-Term Government Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R
Class R6	Class R6
Class Y	Class A
Delaware Ivy Strategic Income Fund ($152.9), a series of Ivy Funds	Delaware Strategic Income Fund ($115.8), a series of Delaware Group Government Fund

Class A	Class A
Class C	Class C
Class I	Institutional Class
-	Class R
Class R6	Institutional Class
Class Y	Class A
* Assets under management (“AUM”) as of 12/31/2022 in $ millions.

Acquired Fund shareholders will receive shares at net asset value of the corresponding Acquiring Fund.  The different fees and expenses of each Class are provided above in the section “What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”

Full and fractional Acquiring Fund shares will be distributed to shareholders of the corresponding Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  Acquiring Fund shares will be recorded electronically in each shareholder’s account.  The Acquiring Funds will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the course of the Reorganizations have the same rights and privileges as your shares of the Acquired Funds.

Like the Acquired Funds, the Acquiring Funds do not routinely hold annual meetings of shareholders.  An Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A shareholder meeting may also be called at any time by the Chairman, the President of a Trust, in the absence of the Chairman, or any Vice President or other authorized officer of a Trust, in the absence of the Chairman and the President.

Capital Structure.  Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable.  Shareholders do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of each Fund’s Institutional Class may not vote on any matter that affects the Retail Classes’ distribution plans under Rule 12b-1.  Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes’ Rule 12b-1 Plans will be allocated solely to those Classes.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?
REORGANIZATION OF DELAWARE IVY MUNICIPAL BOND FUND INTO DELAWARE TAX-FREE USA FUND
The following table sets forth, as of March 31, 2023, the separate capitalizations of Delaware Ivy Municipal Bond Fund (Acquired Fund) and Delaware Tax-Free USA Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

(unaudited)
Net assets (all classes)	$ 352,370,471	$ 730,490,403	$ (185,550)	$ 1,082,675,323
Total shares outstanding	34,806,901	71,113,373	(508,275)	105,412,000

Class A net assets	$ 244,445,353	$ 487,005,262	$ (125,335)	$ 731,325,279
Class A shares outstanding	$ 24,145,726	$ 47,532,988	(297,399)	71,381,315
Class A net asset value per share	$ 10	$ 10		$ 10

Class C net assets	$ 3,392,353	$ 7,045,351	$ (1,788)	$ 10,435,915
Class C shares outstanding	$ 335,092	$ 687,518	(4,131)	1,018,480
Class C net asset value per share	$ 10	$ 10		$ 10

Class R net assets	#N/A	#N/A		#N/A
Class R shares outstanding	#N/A	#N/A		#N/A
Class R net asset value per share	#N/A	#N/A		#N/A

Class R6 net assets	$ 793,344		$ (136)	$ 793,208
Class R6 shares outstanding	$ 78,355		(1,555)	76,800
Class R6 net asset value per share	$ 10	$ 10		$ 10

Institutional Class net assets	$ 103,739,421	$ 236,439,790	$ (58,290)	$ 340,120,921
Institutional Class shares outstanding	$ 10,247,728	$ 22,892,867	(205,190)	32,935,405
Institutional Class net asset value per share	$ 10	$ 10		$ 10
[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Adjustments reflect the costs of the Reorganization incurred by each Fund.

REORGANIZATION OF DELAWARE IVY MUNICIPAL HIGH INCOME FUND INTO DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
The following table sets forth, as of March 31, 2023, the separate capitalizations of Delaware Ivy Municipal High Income Fund (Acquired Fund) and Delaware National High-Yield Municipal Bond Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

(unaudited)
Net assets (all classes)	$ 515,396,782	$ 2,044,583,128	$ (369,661)	$ 2,559,610,249
Total shares outstanding	120,262,237	204,662,009	(68,393,586)	256,530,660

Class A net assets	$ 356,470,039	$ 301,745,892	$ (95,046)	$ 658,120,885
Class A shares outstanding	$ 83,178,812	$ 30,440,975	(47,208,071)	66,411,716
Class A net asset value per share	$ 4	$ 10		$ 10

Class C net assets	$ 10,419,652	$ 43,431,449	$ (7,776)	$ 53,843,324
Class C shares outstanding	$ 2,431,346	$ 4,364,164	(1,384,145)	5,411,365
Class C net asset value per share	$ 4	$ 10		$ 10

Class Y net assets	$ 2,987,286	#N/A	$ (431)	$ 2,986,855
Class Y shares outstanding	$ 696,991	#N/A	(398,262)	298,729
Class Y net asset value per share	$ 4	$ 10		$ 10

Class R6 net assets	$ 1,114,464	#N/A	$ (161)	$ 1,114,304
Class R6 shares outstanding	$ 260,060	#N/A	(148,614)	111,446
Class R6 net asset value per share	$ 4	$ 10		$ 10

Institutional Class net assets	$ 144,405,340	$ 1,699,405,788	$ (266,246)	$ 1,843,544,882
Institutional Class shares outstanding	$ 33,695,029	$ 169,856,870	(19,254,495)	184,297,404
Institutional Class net asset value per share	$ 4	$ 10		$ 10
[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Adjustments reflect the costs of the Reorganization incurred by each Fund.

REORGANIZATION OF DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
The following table sets forth, as of March 31, 2023, the separate capitalizations of Delaware Ivy California Municipal High Income Fund (Acquired Fund) and Delaware Tax-Free California Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

(unaudited)
Net assets (all classes)	$ 14,149,508	$ 184,124,416	$ (22,876)	$ 198,251,048
Total shares outstanding	1,534,764	16,931,498	(233,653)	18,232,610

Class A net assets	$ 7,909,199	$ 68,844,978	$ (8,856)	$ 76,745,322
Class A shares outstanding	$ 857,783	$ 6,331,692	(130,165)	7,059,309
Class A net asset value per share	$ 9	$ 11		$ 11

Class C net assets	$ 374,847	$ 2,045,357	$ (279)	$ 2,419,925
Class C shares outstanding	$ 40,654	$ 187,726	(6,264)	222,116
Class C net asset value per share	$ 9	$ 11		$ 11

Class Y net assets	$ 49,510	#N/A	$ (6)	$ 49,504
Class Y shares outstanding	$ 5,369	#N/A	(818)	4,551
Class Y net asset value per share	$ 9	$ 11		$ 11

Class R6 net assets	#N/A	#N/A		#N/A
Class R6 shares outstanding	#N/A	#N/A	#N/A	#N/A
Class R6 net asset value per share	#N/A	#N/A		#N/A

Institutional Class net assets	$ 5,815,951	$ 113,234,082	$ (13,735)	$ 119,036,297
Institutional Class shares outstanding	$ 630,959	$ 10,412,080	(96,404)	10,946,634
Institutional Class net asset value per share	$ 9	$ 11		$ 11
[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Adjustments reflect the costs of the Reorganization incurred by each Fund.

REORGANIZATION OF DELAWARE IVY CORPORATE BOND FUND INTO DELAWARE CORPORATE BOND FUND
The following table sets forth, as of March 31, 2023, the separate capitalizations of Delaware Ivy Corporate Bond Fund (Acquired Fund) and Delaware Corporate Bond Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

(unaudited)
Net assets (all classes)	$ 356,926,922	$ 1,200,347,625	$ (168,960)	$ 1,557,105,588
Total shares outstanding	22,649,348	78,636,223	731,959	102,017,529

Class A net assets	$ 194,525,474	$ 248,071,877	$ (48,021)	$ 442,549,331
Class A shares outstanding	$ 12,348,967	$ 16,250,751	390,094	28,989,813
Class A net asset value per share	$ 15.75	$ 15.27		$ 15.27

Class C net assets	$ 1,209,239	$ 12,162,247	$ (1,451)	$ 13,370,035
Class C shares outstanding	$ 76,894	$ 796,603	2,296	875,794
Class C net asset value per share	$ 15.73	$ 15.27		$ 15.27

Class Y net assets	$ 209,008	#N/A	$ (23)	$ 208,986
Class Y shares outstanding	$ 13,269	#N/A	427	13,696
Class Y net asset value per share	$ 15.75	$ 15.26		$ 15.26

Class R net assets	#N/A	$ 7,781,216	$ (844)	$ 7,780,372
Class R shares outstanding	#N/A	$ 509,292	-	509,292
Class R net asset value per share	#N/A	$ 15.28		$ 15.28

Class R6 net assets	$ -	$ 11,813,486	$ (1,282)	$ 11,812,204
Class R6 shares outstanding	-	$ 774,386	-	774,386
Class R6 net asset value per share	$ -	$ 15.26		$ 15.25

Institutional Class net assets	$ 160,983,200	$ 920,518,799	$ (117,340)	$ 1,081,384,660
Institutional Class shares outstanding	$ 10,210,217	$ 60,305,191	339,141	70,854,549
Institutional Class net asset value per share	$ 15.77	$ 15.26		$ 15.26
[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Adjustments reflect the costs of the Reorganization incurred by each Fund.

REORGANIZATION OF DELAWARE IVY CROSSOVER CREDIT FUND INTO DELAWARE CORPORATE BOND FUND
The following table sets forth, as of March 31, 2023, the separate capitalizations of Delaware Ivy Crossover Credit Fund (Acquired Fund) and Delaware Corporate Bond Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

(unaudited)
Net assets (all classes)	$ 15,749,614	$ 1,200,347,625	$ (76,188)	$ 1,216,021,051
Total shares outstanding	1,842,608	78,636,223	(810,651)	79,668,179

Class A net assets	$ 2,990,897	$ 248,071,877	$ (15,729)	$ 251,047,045
Class A shares outstanding	$ 349,857	$ 16,250,751	(153,989)	16,446,619
Class A net asset value per share	$ 9	$ 15		$ 15

Class C net assets	#N/A	$ 12,162,247	$ (762)	$ 12,161,485
Class C shares outstanding	#N/A	$ 796,603	-	796,603
Class C net asset value per share	#N/A	$ 15		$ 15

Class Y net assets	$ 1,011,086	#N/A	$ (63)	$ 1,011,022
Class Y shares outstanding	$ 118,325	#N/A	(52,068)	66,257
Class Y net asset value per share	$ 9	$ 15		$ 15

Class R net assets	#N/A	$ 7,781,216	$ (487)	$ 7,780,729
Class R shares outstanding	#N/A	$ 509,292	-	509,292
Class R net asset value per share	#N/A	$ 15		$ 15

Class R6 net assets	$ -	$ 11,813,486	$ (740)	$ 11,812,746
Class R6 shares outstanding	-	$ 774,386	-	774,386
Class R6 net asset value per share	$ -	$ 15		$ 15

Institutional Class net assets	$ 11,747,631	$ 920,518,799	$ (58,406)	$ 932,208,024
Institutional Class shares outstanding	$ 1,374,426	$ 60,305,191	(604,594)	61,075,023
Institutional Class net asset value per share	$ 9	$ 15		$ 15
[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Adjustments reflect the costs of the Reorganization incurred by each Fund.

REORGANIZATION OF DELAWARE IVY LIMITED-TERM BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
The following table sets forth, as of March 31, 2023, the separate capitalizations of Delaware Ivy Limited-Term Bond Fund (Acquired Fund) and Delaware Limited-Term Diversified Income Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

(unaudited)
Net assets (all classes)	$ 557,135,463	$ 420,754,558	$ (213,350)	$ 977,676,672
Total shares outstanding	53,682,582	54,262,428	18,158,250	126,103,260

Class A net assets	$ 286,353,469	$ 204,966,241	$ (107,193)	$ 491,212,517
Class A shares outstanding	$ 27,591,188	$ 26,424,505	9,310,033	63,325,726
Class A net asset value per share	$ 10	$ 8		$ 8

Class C net assets	$ 7,119,478	$ 8,845,670	$ (3,483)	$ 15,961,664
Class C shares outstanding	$ 686,018	$ 1,141,622	232,625	2,060,265
Class C net asset value per share	$ 10	$ 8		$ 8

Class Y net assets	$ 1,950,178	#N/A	$ (425)	$ 1,949,753
Class Y shares outstanding	$ 187,912	#N/A	63,724	251,636
Class Y net asset value per share	$ 10	$ 8		$ 8

Class R net assets	$ 335,151	$ 748,383	$ (236)	$ 1,083,298
Class R shares outstanding	$ 32,293	$ 96,518	10,952	139,763
Class R net asset value per share	$ 10	$ 8		$ 8

Class R6 net assets	$ 4,273,539	$ 9,974,317	$ (3,109)	$ 14,244,748
Class R6 shares outstanding	$ 411,764	$ 1,287,498	139,661	1,838,922
Class R6 net asset value per share	$ 10	$ 8		$ 8

Institutional Class net assets	$ 257,103,648	$ 196,219,947	$ (98,903)	$ 453,224,692
Institutional Class shares outstanding	$ 24,773,409	$ 25,312,284	8,401,256	58,486,948
Institutional Class net asset value per share	$ 10	$ 8		$ 8
[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Adjustments reflect the costs of the Reorganization incurred by each Fund.

REORGANIZATION OF DELAWARE IVY STRATEGIC INCOME FUND INTO DELAWARE STRATEGIC INCOME FUND
The following table sets forth, as of March 31, 2023, the separate capitalizations of Delaware Ivy Strategic Income Fund (Acquired Fund) and Delaware Strategic Income Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

(unaudited)
Net assets (all classes)	$ 140,336,594	$ 93,729,479	$ (50,080)	$ 234,015,993
Total shares outstanding	16,127,341	12,835,230	3,096,850	32,059,421

Class A net assets	$ 48,224,122	$ 72,379,615	$ (25,804)	$ 120,577,933
Class A shares outstanding	$ 5,543,192	$ 9,912,496	1,062,852	16,518,540
Class A net asset value per share	$ 9	$ 7		$ 7

Class C net assets	$ 2,224,783	$ 915,774	$ (672)	$ 3,139,884
Class C shares outstanding	$ 255,713	$ 125,436	49,052	430,200
Class C net asset value per share	$ 9	$ 7		$ 7

Class Y net assets	$ 110,530	#N/A	$ (24)	$ 110,507
Class Y shares outstanding	$ 12,708	#N/A	2,433	15,141
Class Y net asset value per share	$ 9	$ 7		$ 7

Class R net assets	#N/A	$ 166,919	$ (36)	$ 166,883
Class R shares outstanding	#N/A	$ 22,808		22,808
Class R net asset value per share	#N/A	$ 7		$ 7

Class R6 net assets	$ 720,726	#N/A	$ (154)	$ 720,571
Class R6 shares outstanding	$ 82,804	#N/A	15,925	98,730
Class R6 net asset value per share	$ 9	$ 7		$ 7

Institutional Class net assets	$ 89,056,434	$ 20,267,171	$ (23,391)	$ 109,300,215
Institutional Class shares outstanding	$ 10,232,924	$ 2,774,491	1,966,588	14,974,002
Institutional Class net asset value per share	$ 9	$ 7		$ 7
[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Adjustments reflect the costs of the Reorganization incurred by each Fund.

Do the Trustees and Officers own shares of the Funds?
As of March 31, 2023, the officers and Trustees of the Acquired Trust directly owned less than 1% of the outstanding shares of each Class of each Acquired Fund.

As of March 31, 2023, the officers and Trustees of the Acquiring Trusts directly owned less than 1% of the outstanding shares of each Class of each Acquiring Fund.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?
As of March 31, 2023, DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. DMC does not have knowledge of beneficial owners.

Fund Name	Name and Address of Account	Percentage
DELAWARE CORPORATE BOND FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH STREET SUITE 1300 DENVER CO 80202	9.39%
DELAWARE CORPORATE BOND FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	10.31%
DELAWARE CORPORATE BOND FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.20%
DELAWARE CORPORATE BOND FUND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.03%
DELAWARE CORPORATE BOND FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	10.30%
DELAWARE CORPORATE BOND FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	6.82%

DELAWARE CORPORATE BOND FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	6.99%
DELAWARE CORPORATE BOND FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	26.03%
DELAWARE CORPORATE BOND FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	6.83%
DELAWARE CORPORATE BOND FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	9.07%
DELAWARE CORPORATE BOND FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.75%
DELAWARE CORPORATE BOND FUND CLASS C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	5.01%

DELAWARE CORPORATE BOND FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.54%
DELAWARE CORPORATE BOND FUND CLASS I	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	5.71%
DELAWARE CORPORATE BOND FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	6.03%
DELAWARE CORPORATE BOND FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	7.05%
DELAWARE CORPORATE BOND FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	53.32%
DELAWARE CORPORATE BOND FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.30%

DELAWARE CORPORATE BOND FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.46%
DELAWARE CORPORATE BOND FUND CLASS I	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	6.44%
DELAWARE CORPORATE BOND FUND CLASS R	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	70.13%
DELAWARE CORPORATE BOND FUND CLASS R6	BOND STREET CUSTODIANS LIMITED ACF MACQUARIE ASSET MANAGEMENT HOLDINGS P/L MACQUARIE BANK C/O INTERNATIONAL OPERATION SHELLEY STREET NO 1 SYDNEY NSW 2000 AUSTRALIA	19.63%
DELAWARE CORPORATE BOND FUND CLASS R6	BOND STREET CUSTODIANS LIMITED ACF MACQUARIE ASSET MANAGEMENT HOLDINGS P/L MACQUARIE BANK C/O INTERNATIONAL OPERATION SHELLEY STREET NO 1 SYDNEY NSW 2000 AUSTRALIA	7.41%
DELAWARE CORPORATE BOND FUND CLASS R6	JP MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FLOOR MUTUAL FUND DEPARTMENT BROOKLYN NY 11245	6.33%

DELAWARE CORPORATE BOND FUND CLASS R6	MATRIX TRUST COMPANY CUST. FBO PENSERV PENSELECT SMARTSAV 717 17TH STREET SUITE 1300 DENVER CO 80202	15.60%
DELAWARE CORPORATE BOND FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	35.09%
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	59.73%
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	35.53%
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	92.84%
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	6.70%

DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME I	TD AMERITRADE INC FBO OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	6.29%
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME I	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	14.34%
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	71.84%
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	94.43%
DELAWARE IVY CORPORATE BOND FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	92.21%
DELAWARE IVY CORPORATE BOND FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	92.08%

DELAWARE IVY CORPORATE BOND FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	95.16%
DELAWARE IVY CORPORATE BOND FUND CLASS Y	IVY INVESTMENT MANAGEMENT COMPANY ATTN: TREASURY DEPARTMENT 6301 GLENWOOD ST MISSION KS 66202-4291	100.00%
DELAWARE IVY CROSSOVER CREDIT FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	91.16%
DELAWARE IVY CROSSOVER CREDIT FUND CLASS I	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	20.37%
DELAWARE IVY CROSSOVER CREDIT FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	67.50%
DELAWARE IVY CROSSOVER CREDIT FUND CLASS I	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-1931	9.11%

DELAWARE IVY CROSSOVER CREDIT FUND CLASS Y	IVY INVESTMENT MANAGEMENT COMPANY ATTN: TREASURY DEPARTMENT 6301 GLENWOOD ST MISSION KS 66202-4291	84.51%
DELAWARE IVY CROSSOVER CREDIT FUND CLASS Y	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA 39TH FLOOR NEW YORK NY 10004	11.03%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS A	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	8.27%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	61.06%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	5.45%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	11.79%

DELAWARE IVY LIMITED-TERM BOND FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	33.78%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	11.86%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.36%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	87.82%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS R	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC LIGHTSEY MARKETING LLC 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	12.06%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS R	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC MAITRIYA ENTERPRISES 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	10.48%

DELAWARE IVY LIMITED-TERM BOND FUND CLASS R	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC MERCED MEDICAL SUPPLY INC 717 17TH ST STE 1300 DENVER CO 80202-3304	76.51%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	83.76%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS R6	LINCOLN INVESTMENT PLANNING LLC FBO LINCOLN CUSTOMERS 601 OFFICE CENTER DRIVE SUITE 300 FORT WASHINGTON PA 19034	8.20%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.17%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS Y	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	12.54%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS Y	MID ATLANTIC TRUST COMPANY FBO STANCIL & CO. PSP 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	8.79%

DELAWARE IVY LIMITED-TERM BOND FUND CLASS Y	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	13.72%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS Y	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	25.35%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS Y	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.37%
DELAWARE IVY LIMITED-TERM BOND FUND CLASS Y	TD AMERITRADE INC FBO OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	15.99%
DELAWARE IVY MUNICIPAL BOND FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	80.84%
DELAWARE IVY MUNICIPAL BOND FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	67.88%

DELAWARE IVY MUNICIPAL BOND FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	7.37%
DELAWARE IVY MUNICIPAL BOND FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	12.94%
DELAWARE IVY MUNICIPAL BOND FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	84.45%
DELAWARE IVY MUNICIPAL BOND FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.05%
DELAWARE IVY MUNICIPAL BOND FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	98.08%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	73.93%

DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	7.99%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	8.04%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	41.63%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	7.94%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	11.35%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.99%

DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	54.76%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	12.53%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.05%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	6.10%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	54.14%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS R6	FAMILY TRUST UA VII LAST WILL/TEST BARRY H LEVITES 10/31/07 JANICE LEVITES,LESA SEMAYA, ANDREA ELROM & LAURA SOLOMONS TTEES 360 E 72ND ST APT 3400 C NEW YORK NY 10021	18.82%

DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS R6	LINCOLN INVESTMENT PLANNING LLC FBO LINCOLN CUSTOMERS 601 OFFICE CENTER DRIVE SUITE 300 FORT WASHINGTON PA 19034	6.65%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS R6	OPPENHEIMER & CO INC. FBO LAWRENCE RUDNICK AND KAREN RUDNICK JTWROS PAS FLEX 225 S 18TH ST UNIT 508 PHILADELPHIA PA 19103-6131	5.92%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS Y	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	69.08%
DELAWARE IVY MUNICIPAL HIGH INCOME FUND CLASS Y	TD AMERITRADE INC FBO OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	25.86%
DELAWARE IVY STRATEGIC INCOME FUND CLASS A	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	8.71%
DELAWARE IVY STRATEGIC INCOME FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	80.82%

DELAWARE IVY STRATEGIC INCOME FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	6.90%
DELAWARE IVY STRATEGIC INCOME FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	82.27%
DELAWARE IVY STRATEGIC INCOME FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	89.97%
DELAWARE IVY STRATEGIC INCOME FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	92.81%
DELAWARE IVY STRATEGIC INCOME FUND CLASS R6	MID ATLANTIC TRUST COMPANY FBO JAS PRECISION INC 401(K) 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	7.19%
DELAWARE IVY STRATEGIC INCOME FUND CLASS Y	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	94.27%

DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.59%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH STREET SUITE 1300 DENVER CO 80202	7.27%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.99%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.88%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	6.84%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	JP MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FLOOR MUTUAL FUND DEPARTMENT BROOKLYN NY 11245	6.58%

DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	12.29%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	5.85%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	10.54%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.65%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	7.25%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	11.03%

DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	20.11%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	13.80%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	24.03%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	9.09%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.83%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	10.47%

DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	13.09%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.34%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	ASCENSUS TRUST COMPANY FBO RBS SPORTS LLC 401K PLAN P.O. BOX 10758 FARGO, ND 58106	14.60%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	LINCOLN NATIONAL LIFE INSURANCE CO 1300 S CLINTON ST FORT WAYNE IN 46802-3506	9.93%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	MATRIX TRUST COMPANY CUST. FBO CAPITAL VALVE SERVICE, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202	6.27%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	MID ATLANTIC TRUST COMPANY FBO CREATIVE CHOICE HOMES LLP 401(K) 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	8.68%

DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	7.42%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	16.65%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	PAI TRUST COMPANY INC ROCHA'S CONSTRUCTION INC 401(K) P 1300 ENTERPRISE DRIVE DE PERE WI 541150000	7.91%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND R6	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST BOSTON, MA 02116	23.95%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND R6	LINCOLN RETIREMENT SERVICES COMPANY FBO MACQUARIE HOLDINGS USA INC 401A PO BOX 7876 FORT WAYNE IN 46801-7876	18.56%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND R6	LINCOLN RETIREMENT SERVICES COMPANY FBO MMH INC EMPLOYEES SAV & 401K PO BOX 7876 FORT WAYNE IN 46801-7876	51.40%

DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS A	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	6.44%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	6.36%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	14.84%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	13.10%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	17.39%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.41%

DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	6.19%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.31%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	15.02%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	17.23%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	7.35%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	10.98%

DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	14.41%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.52%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	5.81%
DELAWARE NATIONAL HIGH YIELD MUNI BOND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.28%
DELAWARE NATL HIGH YIELD MUNI BOND FUND CLASS I	GOLDMAN SACHS & CO C/O MUTUAL FUND OPS 295 CHIPETA WAY SALT LAKE CITY UT 84108	29.06%
DELAWARE NATL HIGH YIELD MUNI BOND FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.77%

DELAWARE NATL HIGH YIELD MUNI BOND FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	15.33%
DELAWARE NATL HIGH YIELD MUNI BOND FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.01%
DELAWARE NATL HIGH YIELD MUNI BOND FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	10.20%
DELAWARE NATL HIGH YIELD MUNI BOND FUND CLASS I	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	8.91%
DELAWARE STRATEGIC INCOME FUND CLASS A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	5.80%
DELAWARE STRATEGIC INCOME FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH STREET SUITE 1300 DENVER CO 80202	10.19%

DELAWARE STRATEGIC INCOME FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	15.58%
DELAWARE STRATEGIC INCOME FUND CLASS C	ASCENSUS TRUST COMPANY FBO BERKS ENGINEERING CO 401(K) P.O. BOX 10758 FARGO, ND 58106	6.04%
DELAWARE STRATEGIC INCOME FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	13.80%
DELAWARE STRATEGIC INCOME FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	27.40%
DELAWARE STRATEGIC INCOME FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	20.44%
DELAWARE STRATEGIC INCOME FUND CLASS I	LINCOLN RETIREMENT SERVICES COMPANY FBO MMH INC RETIREMENT PLAN P.O. BOX 7876 FORT WAYNE IN 46801-7876	6.98%

DELAWARE STRATEGIC INCOME FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	14.62%
DELAWARE STRATEGIC INCOME FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.18%
DELAWARE STRATEGIC INCOME FUND CLASS I	SEI PRIVATE TRUST COMPANY C/O REGIONS 1 FREEDOM VALLEY DRIVE OAKS PA 19456	31.37%
DELAWARE STRATEGIC INCOME FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	22.49%
DELAWARE STRATEGIC INCOME FUND CLASS R	ASCENSUS TRUST COMPANY FBO KWANGJA T(K)O FUND RETIREMENT FUND P.O. BOX 10758 FARGO, ND 58106	5.13%
DELAWARE STRATEGIC INCOME FUND CLASS R	ASCENSUS TRUST COMPANY FBO SCHUYLKILL TOWNSHIP P.O. BOX 10758 FARGO, ND 58106	5.24%

DELAWARE STRATEGIC INCOME FUND CLASS R	MATRIX TRUST COMPANY CUST. FBO HARRISON WESTERN CONSTRUCTION401(K) 717 17TH STREET SUITE 1300 DENVER CO 80202	60.66%
DELAWARE STRATEGIC INCOME FUND CLASS R	MG TRUST COMPANY CUST. FBO IMPACT RETIREMENT 401(K) PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202	16.81%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	7.06%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	6.31%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	9.87%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.52%

DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	5.29%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.45%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	LAWRENCE H & BETTE N NAKAYAMA TTEES NAKAYAMA FAMILY TRUST U/A DTD 05/20/1995 853 E GLADWICK ST CARSON CA 90746-3818	9.08%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	18.16%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	6.77%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	7.61%

DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	43.25%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS I	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	9.53%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	34.14%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	25.28%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	19.92%
DELAWARE TAX-FREE USA FUND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.89%

DELAWARE TAX-FREE USA FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.14%
DELAWARE TAX-FREE USA FUND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.84%
DELAWARE TAX-FREE USA FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.23%
DELAWARE TAX-FREE USA FUND CLASS A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	8.21%
DELAWARE TAX-FREE USA FUND CLASS A	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	5.90%
DELAWARE TAX-FREE USA FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.33%

DELAWARE TAX-FREE USA FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	11.71%
DELAWARE TAX-FREE USA FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	12.55%
DELAWARE TAX-FREE USA FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	16.15%
DELAWARE TAX-FREE USA FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	19.50%
DELAWARE TAX-FREE USA FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	6.31%
DELAWARE TAX-FREE USA FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	17.40%

DELAWARE TAX-FREE USA FUND CLASS I	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	21.94%
DELAWARE TAX-FREE USA FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	5.94%
DELAWARE TAX-FREE USA FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	21.07%
DELAWARE TAX-FREE USA FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	12.11%
DELAWARE TAX-FREE USA FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.54%
DELAWARE TAX-FREE USA FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	10.26%

VOTING INFORMATION
How many votes are necessary to approve the Plan?
A 1940 Act Majority Vote, as defined herein, of the outstanding shares of each Acquired Fund is required to approve the Plan. Each Acquired Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the Acquired Fund held at the close of business on the Record Date.  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

33-1/3% of an Acquired Fund’s shares present in person or represented by proxy and entitled to vote at the Meeting shall constitute a quorum. Under relevant state law and the Acquired Funds’ Agreement and Declaration of Trust, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under the Acquired Funds’ Agreement and Declaration of Trust, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present, but will have the same effect as a vote against the Plan.  However, it is the Acquired Funds’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the matters expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.

The Meeting will be conducted via teleconference. If you were a record holder of an Acquired Fund shares as of the Record Date, please email MSFS at msfs-meetinginfo@morrowsodali.com no later than 2:00 p.m. ET on June 26, 2023 to register. Please include the Fund’s name(s) in the subject line and provide your name and address in the body of the e-mail.  MSFS will then e-mail you the credentials to participate in the Meeting and instructions for voting during the Meeting. If you held Acquired Fund shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Meeting, please email MSFS at msfs-meetinginfo@morrowsodali.com no later than 2:00 p.m. ET on June 26, 2023 to register. Please include the relevant Fund name(s) in the subject line and provide your name, address and proof of ownership as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Meeting you must first obtain a legal proxy from your intermediary reflecting the Fund name(s), the number of Fund shares you held and your name and e-mail address. You may forward an e-mail from your intermediary containing the legal proxy or e-mail an image of the legal proxy to MSFS at msfs-meetinginfo@morrowsodali.com and put “Legal Proxy” in the subject line. MSFS will then provide you with the credentials to participate in the Meeting and instructions for voting during the Meeting.

The teleconference will only be active for the date and time of the Meeting. Please contact MSFS at msfs-meetinginfo@morrowsodali.com or the phone number provided above with any questions regarding access to the Meeting or for technical assistance in accessing the Meeting, and an MSFS representative will contact you to answer your questions. Whether or not you plan to participate in the Special Meeting, we urge you to vote and submit your vote in advance of the Meeting.

If you do not expect to be present at the Meeting via teleconference and wish to vote your shares, please vote your proxy in accordance with the instructions included on the enclosed proxy card(s). If your proxy is properly returned, shares represented by it will be voted at the Meeting in accordance with your instructions for the proposals. If your proxy is properly executed and returned and no choice is specified on the proxy card(s) with respect to the proposals, the proxy will be voted “FOR” the Plan for your Acquired Fund(s) and in accordance with the judgment of the persons appointed as proxy upon any other matter that may properly come before the Meeting or adjournment of the Meeting. Shareholders who execute proxies may revoke or change their proxy at any time prior to the time it is voted by delivering a written notice of revocation, by delivering a subsequently dated proxy by mail, telephone or the Internet or by attending the Meeting via teleconference and voting at the Meeting. If you revoke a previous proxy, your vote will not be counted unless you attend the Meeting via teleconference and vote or legally appoint another proxy to vote on your behalf.

If you own your shares through a bank, broker-dealer or other third-party intermediary who holds your shares of record, and you wish to attend the Meeting via teleconference and vote your shares or revoke a previous proxy at the Meeting, you must request a legal proxy from such bank, broker-dealer or other third-party intermediary. If your proxy has not been revoked, the shares represented by the proxy will be cast at the Meeting and any adjournments thereof. Attendance by a shareholder at the Meeting via teleconference does not, in itself, revoke a proxy.

May I revoke my proxy?
Shareholders who execute proxies may revoke or change their proxy at any time prior to the time it is voted by delivering a written notice of revocation, by delivering a subsequently dated proxy by mail, telephone or the Internet or by attending the Meeting via teleconference and voting at the Meeting. If you revoke a previous proxy, your vote will not be counted unless you attend the Meeting via teleconference and vote or legally appoint another proxy to vote on your behalf.

What other matters will be voted upon at the Meeting?
The Board does not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement.  The Board is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of the Manager.

Who is entitled to vote?
Shareholders of record of each Acquired Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each Acquired Fund as of the Record Date:
Acquired Fund	Class	Total Shares
IVY CALIFORNIA MUNICIPAL HIGH INCOME	C	40,726.003
IVY CALIFORNIA MUNICIPAL HIGH INCOME	I	622,813.532
IVY CALIFORNIA MUNICIPAL HIGH INCOME	A	858,243.026
IVY CALIFORNIA MUNICIPAL HIGH INCOME	Y	5,369.311
		1,527,151.872

IVY CORPORATE BOND	C	77,337.752
IVY CORPORATE BOND	I	10,137,589.878
IVY CORPORATE BOND	A	12,294,463.778
IVY CORPORATE BOND	Y	13,269.626
		22,522,661.034

IVY CROSSOVER CREDIT	I	1,361,281.828
IVY CROSSOVER CREDIT	A	349,166.818
IVY CROSSOVER CREDIT	Y	118,328.590
		1,828,777.236

IVY LIMITED-TERM BOND	6	410,490.413
IVY LIMITED-TERM BOND	C	644,584.244
IVY LIMITED-TERM BOND	I	24,653,099.089
IVY LIMITED-TERM BOND	A	27,420,443.044
IVY LIMITED-TERM BOND	Y	188,348.974
IVY LIMITED-TERM BOND	R	32,364.198
	Total	53,349,329.962

IVY MUNICIPAL BOND	6	78,583.726
IVY MUNICIPAL BOND	C	335,551.620
IVY MUNICIPAL BOND	I	10,249,891.804
IVY MUNICIPAL BOND	A	24,158,165.366
	Total	34,822,192.516

IVY MUNICIPAL HIGH INCOME	6	260,849.259
IVY MUNICIPAL HIGH INCOME	C	2,431,199.005
IVY MUNICIPAL HIGH INCOME	I	33,619,375.788
IVY MUNICIPAL HIGH INCOME	A	82,778,358.465
IVY MUNICIPAL HIGH INCOME	Y	699,380.868
	Total	119,789,163.385

IVY STRATEGIC INCOME	6	82,592.751
IVY STRATEGIC INCOME	C	254,133.397
IVY STRATEGIC INCOME	I	10,086,191.016
IVY STRATEGIC INCOME	A	5,490,980.370
IVY STRATEGIC INCOME	Y	12,707.842
	Total	15,926,605.376
All Acquired Funds	Total	249,765,881.381

How will proxies be solicited?
MSFS, a professional proxy solicitation firm (the Solicitor), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $550,000, plus expenses.  The Acquired Funds expect that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain Acquired Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Acquired Funds. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Acquired Funds believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.
In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.  Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.
The Acquired Funds will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Acquired Funds may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of the Acquired Funds or their affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.
The Acquired Funds expect that, before the Meeting, broker-dealer firms holding shares of an Acquired Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the Acquired Funds understands that current NYSE rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received by voting these shares in the same proportion as they vote shares for which they received instructions.
Are there dissenters’ rights?
If the Reorganizations are approved at the Meeting, shareholders of the Acquired Funds will not have the right to dissent and obtain payment of the fair value of their shares because the Acquired Funds’ Agreement and Declaration of Trust and By-Laws do not provide for them. Shareholders of the Acquired Funds, however, will be able to redeem or exchange shares of the Acquired Funds at NAV until the respective Closing Date of the Reorganizations.  After the Reorganizations, shareholders may redeem the Acquiring Fund shares.
MORE INFORMATION ABOUT THE FUNDS
Service Providers.  The Funds use the same service providers as described below:

Transfer Agent: Delaware Investments® Fund Services Company (DIFSC), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Funds. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Fund will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Fund. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.
Subtransfer Agent: BNY Mellon Investment Servicing (US) Inc. (BNYMIS) provides subtransfer agency services to the Funds.
Fund Accountants: The Bank of New York Mellon (BNY Mellon), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Funds on a relative NAV basis.
Custodian: BNY Mellon is the custodian of each Fund’s securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. BNY Mellon also serves as the Funds' custodian for their investments in foreign securities.
Legal Counsel: Stradley Ronon Stevens & Young, LLP serves as the Trusts’ legal counsel.
Independent Registered Public Accountants: PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for each Trust.
Securities Lending Agent: BNY Mellon serves as the Funds’ securities lending agent.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectuses and SAIs.

Additional Information.

The following information about the Acquiring Funds and Acquired Funds is incorporated herein by reference and considered a part of this Prospectus/Proxy Statement: (i) with respect to Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund and Delaware Ivy Limited-Term Bond Fund, the Prospectus dated July 29, 2022 (File No. 033-45961), with respect to Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund and Delaware Ivy Strategic Income Fund, the Prospectus dated January 30, 2023 (File No. 033-45961) and (ii) the SAI dated [___], 2023 (relating to this Prospectus/Proxy Statement), which have been filed with the SEC.

More information about the Acquiring Funds is included in: (i) with respect to Delaware Tax-Free USA Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free California Fund, the Prospectus dated December 29, 2022 (File No. 033-63238), with respect to Delaware Corporate Bond Fund, the Prospectus dated November 28, 2022 (File No. 002-37707), with respect to Delaware Strategic Income Fund, the Prospectus dated November 28, 2022 (File No. 002-97889), and with respect to Delaware Limited-Term Diversified Income Fund, the Prospectus dated May 1, 2023 (File No. 002-75526); (ii) the Acquiring Funds’ SAIs dated December 29, 2022, November 28, 2022 and May 1, 2023, relating to the respective Acquiring Funds’ Prospectuses; (iii) the Acquiring Funds’ Annual Reports to Shareholders for the fiscal years ended December 31, 2022, July 31, 2022 and August 31, 2022; and (iv) the Acquiring Funds’ Semiannual Reports to Shareholders for the periods ended January 31, 2023, February 28, 2022 and June 30, 2022.

You may request free copies of the Statements of Additional Information (including any supplements), the Prospectuses, the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC through our website at delawarefunds.com/literature; by writing or calling your financial advisor or by calling toll‑free at 800 523-1918.

This Prospectus/Proxy Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statements.  Reference is hereby made to the Registration Statements and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, proxy and Proxy Statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials are available on the SEC’s website at www.SEC.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO
PROSPECTUS/PROXY STATEMENT
Exhibit
A	Form of Agreement and Plan of Reorganization
B	Financial Highlights

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

DRAFT
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [__] day of [_______], 2023 by and among (i) each of the Delaware Funds by Macquarie open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Delaware Funds by Macquarie open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Delaware Management Company, a series of Macquarie Investment Management Business Trust (“DMC”), with respect to Section 9.1 only.
WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company; and
WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
(b) The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property that can legally be transferred, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”).  For the avoidance of doubt, (i) any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder; and (ii) Assets shall not include any assets or property that cannot be transferred to the Acquiring Fund pursuant to applicable law or regulation.
(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law.  Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a).  At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled.  The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.
(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.
(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
2.	VALUATION
2.1. With respect to each Reorganization:
(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s valuation designee (“Valuation Time”).  On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.
(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.
(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.  All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.
(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”).  The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
3.2. With respect to each Reorganization:
(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held.  The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date.  If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.
(b) The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.  At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.
(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary).  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES
4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of the Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:
(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of the Target Entity;
(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened.  All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;
(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;
(d) Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are designated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets);
(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.
(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A.  To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with

GAAP as of such date not disclosed therein;
(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements.  To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction.  The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder.  As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code.  The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date.  The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder.  In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights.  In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(n) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’

rights and to general equity principles;
(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
(p) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
(q) The Target Fund has no unamortized or unpaid organizational fees or expenses;
(r) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself.  The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(t) with respect to certain state Tax Returns.  The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, the applicable Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:
(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;
(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
(g) Except as set forth on Schedule 4.2(g), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;
(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A.  To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any)  required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;
(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(m) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
(p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represent and warrant as follows:
(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;
(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;
(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
5.1. With respect to each Reorganization:
(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
(b) If required by the 1940 Act or other applicable law, the Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.
(c) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.
(d) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
(g) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.
(h) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
(k) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.
(l) The limited contingent deferred sales charge (“CDSC”) applicable to Class A of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A shares of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and
(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
(c) If requested by the Acquiring Fund, the Target Entity, on behalf of the

Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(f);
(d) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;
(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;
(f) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;
(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(h) The Target Entity, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the

Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;
(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of each of the Target Entity and Acquiring Entity.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
8.2. If required by the 1940 Act or other applicable law, this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of a Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;
8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;
8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.  Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code.  Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.
9.	EXPENSES
9.1. The Target Funds together, Acquiring Funds together, and DMC will each pay one-third of the costs associated with the Reorganizations, with individual Fund contributions to be assessed based on proportional assets.
10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND
10.1. After the Closing Date, except as otherwise agreed to by the parties, the Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
 This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION

OF LIABILITY
14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.
14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively.  The execution and delivery by such officers of this Agreement or any certificates or other documentation shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each Acquiring Fund and Target Fund.

Delaware Group Government Fund
Delaware Group Income Funds
Delaware Group Limited-Term Government Funds
Delaware Group Tax-Free Fund
Ivy Funds
Voyageur Mutual Funds,
each on behalf of its respective series
   identified on Exhibit A hereto

By:
Name:
Title:

With respect to Section 9.1 only, Delaware Management Company, a series of Macquarie Investment Management Business Trust

By:
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	CLOSING DATE
Delaware Ivy Municipal Bond Fund, a series of Ivy Funds	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund	September 15, 2023
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Institutional Class

Delaware Ivy Municipal High Income Fund, a series of Ivy Funds	Delaware National High-Yield Municipal Bond Fund, a series of Voyageur Mutual Funds	September 15, 2023
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Institutional Class
Class Y	Class A

Delaware Ivy California Municipal High Income Fund, a series of Ivy Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds	September 15, 2023
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class Y	Class A
Delaware Ivy Corporate Bond Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds	September 15, 2023
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class Y	Class A
Delaware Ivy Crossover Credit Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds	September 15, 2023
Class A	Class A
Class I	Institutional Class
Class Y	Class A
Delaware Ivy Limited-Term Bond Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds	September 15, 2023

TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	CLOSING DATE
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R
Class R6	Class R6
Class Y	Class A
Delaware Ivy Strategic Income Fund, a series of Ivy Funds	Delaware Strategic Income Fund, a series of Delaware Group Government Fund	September 15, 2023
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Institutional Class
Class Y	Class A

Schedule 1.2(b)
Excluded Assets

[None]

Schedule 1.2(c)
Excluded Liabilities

[None]

Schedule 4.1(h)
Target Fund Litigation, Administrative Proceedings and Investigations

[None]

Schedule 4.1(t)
Target Fund Tax Returns
[None]

Schedule 4.2(g)
Acquiring Fund Litigation, Administrative Proceedings and Investigations
[None]

Schedule 8.6
Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). With the exception of the periods indicated below, the information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request by calling 800 523-1918.

Fiscal periods ended on or prior to March 31, 2020 for the Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund and Delaware Ivy Limited-Term Bond Fund and fiscal periods ended on or prior to September 30, 2020 for the Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund and Delaware Ivy Strategic Income Fund were audited by another independent registered public accounting firm. The information for the six-month periods ended September 30, 2022 for Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, and Delaware Ivy Limited-Term Bond Fund and ended January 31, 2023 for Delaware Strategic Income Fund and Delaware Corporate Bond Fund are unaudited.

Financial highlights
Delaware Ivy Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.95	$11.89	$11.68	$11.70	$11.72	$11.82

Income (loss) from investment operations:
Net investment income[2]	0.16	0.30	0.26	0.34	0.40	0.42
Net realized and unrealized gain (loss)	(1.17)	(0.88)	0.21	(0.03)	(0.03)	(0.15)
Total from investment operations	(1.01)	(0.58)	0.47	0.31	0.37	0.27

Less dividends and distributions from:
Net investment income	(0.19)	(0.25)	(0.26)	(0.33)	(0.39)	(0.37)
Net realized gain	—	(0.11)	—	—	—	—
Total dividends and distributions	(0.19)	(0.36)	(0.26)	(0.33)	(0.39)	(0.37)

Net asset value, end of period	$9.75	$10.95	$11.89	$11.68	$11.70	$11.72

Total return[3]	(9.34% )	(5.09% )	4.07%	2.68%	3.28%	2.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$288,064	$375,510	$445 [4]	$453 [4]	$476 [4]	$523 [4]
Ratio of expenses to average net assets[5]	0.82%	0.83%	0.83%	0.84%	0.84%	0.87%
Ratio of expenses to average net assets prior to fees waived[5]	0.94%	0.87%	0.90%	0.91%	0.90%	0.92%
Ratio of net investment income to average net assets	2.98%	2.50%	2.21%	2.87%	3.38%	3.52%
Ratio of net investment income to average net assets prior to fees waived	2.86%	2.46%	2.14%	2.80%	3.32%	3.47%
Portfolio turnover	26%	60%	22%	18%	7%	—% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Portfolio turnover is less than 0.50%.

Financial highlights
Delaware Ivy Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.95		$11.89	$11.68	$11.70	$11.72	$11.82

Income (loss) from investment operations:
Net investment income[2]	0.10		0.18	0.16	0.24	0.30	0.29
Net realized and unrealized gain (loss)	(1.16)		(0.86)	0.21	(0.03)	(0.01)	(0.13)
Total from investment operations	(1.06)		(0.68)	0.37	0.21	0.29	0.16

Less dividends and distributions from:
Net investment income	(0.14)		(0.15)	(0.16)	(0.23)	(0.31)	(0.26)
Net realized gain	—		(0.11)	—	—	—	—
Total dividends and distributions	(0.14)		(0.26)	(0.16)	(0.23)	(0.31)	(0.26)

Net asset value, end of period	$9.75		$10.95	$11.89	$11.68	$11.70	$11.72

Total return[3]	(9.78%	)[4]	(5.87% )	3.14%	1.80%	2.50%	1.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,663		$4,842	$8 [5]	$16 [5]	$19 [5]	$24 [5]
Ratio of expenses to average net assets[6]	1.80%		1.67%	1.73%	1.72%	1.70%	1.74%
Ratio of expenses to average net assets prior to fees waived[6]	1.92%		1.67%	1.73%	1.72%	1.70%	1.74%
Ratio of net investment income to average net assets	1.98%		1.56%	1.36%	2.00%	2.53%	2.46%
Ratio of net investment income to average net assets prior to fees waived	1.86%		1.56%	1.36%	2.00%	2.53%	2.46%
Portfolio turnover	26%		60%	22%	18%	7%	—% [7]

[1]			Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]			Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]			Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]			Net assets reported in millions.
[6]			Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]			Portfolio turnover is less than 0.50%.

Financial highlights
Delaware Ivy Municipal Bond Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.95		$11.89		$11.68		$11.70	$11.72	$11.82

Income (loss) from investment operations:
Net investment income[2]	0.16		0.31		0.28		0.36	0.42	0.43
Net realized and unrealized gain (loss)	(1.16)		(0.88)		0.21		(0.03)	(0.02)	(0.15)
Total from investment operations	(1.00)		(0.57)		0.49		0.33	0.40	0.28

Less dividends and distributions from:
Net investment income	(0.20)		(0.26)		(0.28)		(0.35)	(0.42)	(0.38)
Net realized gain	—		(0.11)		—		—	—	—
Total dividends and distributions	(0.20)		(0.37)		(0.28)		(0.35)	(0.42)	(0.38)

Net asset value, end of period	$9.75		$10.95		$11.89		$11.68	$11.70	$11.72

Total return[3]	(9.26%	)[4]	(4.96%	)[4]	4.21%	[4]	2.83% [4]	3.53% [4]	2.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$147,899		$238,886		$302	[5]	$293 [5]	$315 [5]	$326 [5]
Ratio of expenses to average net assets[6]	0.66%		0.70%		0.70%		0.70%	0.70%	0.75%
Ratio of expenses to average net assets prior to fees waived[6]	0.77%		0.72%		0.74%		0.74%	0.73%	0.75%
Ratio of net investment income to average net assets	3.08%		2.59%		2.33%		3.01%	3.52%	3.58%
Ratio of net investment income to average net assets prior to fees waived	2.97%		2.57%		2.29%		2.97%	3.49%	3.58%
Portfolio turnover	26%		60%		22%		18%	7%	—% [7]

[1]							Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]							Calculated using average shares outstanding.
[3]							Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]							Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]							Net assets reported in millions.
[6]							Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]							Portfolio turnover is less than 0.50%.

Financial highlights
Delaware Ivy Municipal Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended				7/5/17 to 3/31/18[2]
			3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.95		$11.89	$11.68	$11.70	$11.72	$11.90

Income (loss) from investment operations:
Net investment income[3]	0.16		0.32	0.29	0.36	0.43	0.33
Net realized and unrealized gain (loss)	(1.16)		(0.87)	0.21	(0.02)	(0.02)	(0.21)
Total from investment operations	(1.00)		(0.55)	0.50	0.34	0.41	0.12

Less dividends and distributions from:
Net investment income	(0.20)		(0.28)	(0.29)	(0.36)	(0.43)	(0.30)
Net realized gain	—		(0.11)	—	—	—	—
Total dividends and distributions	(0.20)		(0.39)	(0.29)	(0.36)	(0.43)	(0.30)

Net asset value, end of period	$9.75		$10.95	$11.89	$11.68	$11.70	$11.72

Total return[4]	(9.23%	)[5]	(4.84% )	4.32%	2.94%	3.62%	1.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$726		$1,124	$1 [6]	$1 [6]	$1 [6]	$1 [6]
Ratio of expenses to average net assets[7]	0.60%		0.58%	0.60%	0.60%	0.59%	0.60%
Ratio of expenses to average net assets prior to fees waived[7]	0.62%		0.58%	0.60%	0.60%	0.59%	0.60%
Ratio of net investment income to average net assets	3.14%		2.75%	2.43%	3.09%	3.62%	3.74%
Ratio of net investment income to average net assets prior to fees waived	3.12%		2.75%	2.43%	3.09%	3.62%	3.74%
Portfolio turnover	26%		60%	22%	18%	7%	—% [8]

[1]			Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]			Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]			Calculated using average shares outstanding.
[4]			Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]			Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]			Net assets reported in millions.
[7]			Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]			Portfolio turnover is less than 0.50%.

Financial highlights

Delaware Tax-Free USA Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.56	$11.94	$11.96	$11.44	$11.70
Income (loss) from investment operations:
Net investment income[1]	0.33	0.36	0.38	0.41	0.42
Net realized and unrealized gain (loss)	(1.88)	0.70	0.01	0.52	(0.26)
Total from investment operations	(1.55)	1.06	0.39	0.93	0.16
Less dividends and distributions from:
Net investment income	(0.33)	(0.36)	(0.38)	(0.41)	(0.42)
Net realized gain	(0.17)	(0.08)	(0.03)	— [2]	—
Total dividends and distributions	(0.50)	(0.44)	(0.41)	(0.41)	(0.42)
Net asset value, end of period	$10.51	$12.56	$11.94	$11.96	$11.44
Total return[3]	(12.65% )	9.03%	3.44%	8.35%	1.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$534,749	$944,054	$478,671	$472,153	$481,117
Ratio of expenses to average net assets	0.80%	0.82%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets prior to fees waived	0.91%	0.92%	0.95%	0.95%	0.96%
Ratio of net investment income to average net assets	2.82%	2.84%	3.24%	3.55%	3.66%
Ratio of net investment income to average net assets prior to fees waived	2.71%	2.74%	3.10%	3.41%	3.51%
Portfolio turnover	71%	40%	77%	43%	42%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Financial highlights
Delaware Tax-Free USA Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.56	$11.94	$11.96	$11.44	$11.70

Income (loss) from investment operations:
Net investment income[1]	0.24	0.26	0.29	0.32	0.34
Net realized and unrealized gain (loss)	(1.88)	0.70	0.01	0.52	(0.26)
Total from investment operations	(1.64)	0.96	0.30	0.84	0.08

Less dividends and distributions from:
Net investment income	(0.24)	(0.26)	(0.29)	(0.32)	(0.34)
Net realized gain	(0.17)	(0.08)	(0.03)	— [2]	—
Total dividends and distributions	(0.41)	(0.34)	(0.32)	(0.32)	(0.34)

Net asset value, end of period	$10.51	$12.56	$11.94	$11.96	$11.44

Total return[3]	(13.31% )	8.22%	2.66%	7.55%	0.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,366	$9,834	$10,778	$16,051	$18,808
Ratio of expenses to average net assets	1.55%	1.57%	1.56%	1.56%	1.56%
Ratio of expenses to average net assets prior to fees waived	1.66%	1.67%	1.70%	1.70%	1.71%
Ratio of net investment income to average net assets	2.07%	2.09%	2.49%	2.80%	2.91%
Ratio of net investment income to average net assets prior to fees waived	1.96%	1.99%	2.35%	2.66%	2.76%
Portfolio turnover	71%	40%	77%	43%	42%
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Financial highlights
Delaware Tax-Free USA Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.66	$12.03	$12.05	$11.52	$11.79
Income (loss) from investment operations:
Net investment income[1]	0.36	0.39	0.41	0.44	0.45
Net realized and unrealized gain (loss)	(1.90)	0.71	0.01	0.53	(0.27)
Total from investment operations	(1.54)	1.10	0.42	0.97	0.18
Less dividends and distributions from:
Net investment income	(0.36)	(0.39)	(0.41)	(0.44)	(0.45)
Net realized gain	(0.17)	(0.08)	(0.03)	— [2]	—
Total dividends and distributions	(0.53)	(0.47)	(0.44)	(0.44)	(0.45)
Net asset value, end of period	$10.59	$12.66	$12.03	$12.05	$11.52
Total return[3]	(12.48% )	9.34%	3.70%	8.68%	1.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$369,318	$209,447	$135,801	$134,112	$77,396
Ratio of expenses to average net assets	0.55%	0.57%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets prior to fees waived	0.66%	0.67%	0.70%	0.70%	0.71%
Ratio of net investment income to average net assets	3.07%	3.09%	3.49%	3.80%	3.91%
Ratio of net investment income to average net assets prior to fees waived	2.96%	2.99%	3.35%	3.66%	3.76%
Portfolio turnover	71%	40%	77%	43%	42%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Financial highlights
Delaware Ivy Municipal High Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$4.81		$5.04	$4.87	$5.02	$5.05	$5.09

Income (loss) from investment operations:
Net investment income[2]	0.06		0.21	0.17	0.19	0.22	0.16
Net realized and unrealized gain (loss)	(0.59)		(0.28)	0.17	(0.15)	(0.03)	—
Total from investment operations	(0.53)		(0.07)	0.34	0.04	0.19	0.16

Less dividends and distributions from:
Net investment income	(0.10)		(0.16)	(0.17)	(0.19)	(0.22)	(0.20)
Total dividends and distributions	(0.10)		(0.16)	(0.17)	(0.19)	(0.22)	(0.20)

Net asset value, end of period	$4.18		$4.81	$5.04	$4.87	$5.02	$5.05

Total return[3]	(11.21%	)[4]	(1.44% )	7.13%	0.72%	3.76%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$424,777		$556,920	$6,367 [5]	$610 [5]	$665 [5]	$732 [5]
Ratio of expenses to average net assets[6]	0.90%		0.89%	0.89%	0.88%	0.87%	0.88%
Ratio of expenses to average net assets prior to fees waived[6]	0.92%		0.89%	0.89%	0.88%	0.87%	0.88%
Ratio of net investment income to average net assets	2.45%		4.14%	3.47%	3.76%	4.32%	3.17%
Ratio of net investment income to average net assets prior to fees waived	2.43%		4.14%	3.47%	3.76%	4.32%	3.17%
Portfolio turnover	66%		42%	7%	18%	10%	3%

[1]			Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]			Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]			Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]			Net assets reported in millions.
[6]			Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Municipal High Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$4.81	$5.04	$4.87	$5.02	$5.05	$5.09

Income (loss) from investment operations:
Net investment income[2]	0.04	0.17	0.14	0.15	0.18	0.19
Net realized and unrealized gain (loss)	(0.59)	(0.27)	0.17	(0.15)	(0.03)	(0.06)
Total from investment operations	(0.55)	(0.10)	0.31	—	0.15	0.13

Less dividends and distributions from:
Net investment income	(0.08)	(0.13)	(0.14)	(0.15)	(0.18)	(0.17)
Total dividends and distributions	(0.08)	(0.13)	(0.14)	(0.15)	(0.18)	(0.17)

Net asset value, end of period	$4.18	$4.81	$5.04	$4.87	$5.02	$5.05

Total return[3]	(11.51% )	(2.12% )	6.39%	0.01%	3.06%	2.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,380	$18,899	$30 [4]	$79 [4]	$106 [4]	$143 [4]
Ratio of expenses to average net assets[5]	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%
Ratio of expenses to average net assets prior to fees waived[5]	1.85%	1.71%	1.68%	1.65%	1.63%	1.64%
Ratio of net investment income to average net assets	1.59%	3.32%	2.85%	3.06%	3.63%	3.67%
Ratio of net investment income to average net assets prior to fees waived	1.32%	3.19%	2.75%	2.99%	3.58%	3.61%
Portfolio turnover	66%	42%	7%	18%	10%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Municipal High Income Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$4.81	$5.04	$4.87	$5.02	$5.05	$5.09

Income (loss) from investment operations:
Net investment income[2]	0.06	0.23	0.19	0.20	0.23	0.23
Net realized and unrealized gain (loss)	(0.59)	(0.28)	0.17	(0.15)	(0.03)	(0.06)
Total from investment operations	(0.53)	(0.05)	0.36	0.05	0.20	0.17

Less dividends and distributions from:
Net investment income	(0.10)	(0.18)	(0.19)	(0.20)	(0.23)	(0.21)
Total dividends and distributions	(0.10)	(0.18)	(0.19)	(0.20)	(0.23)	(0.21)

Net asset value, end of period	$4.18	$4.81	$5.04	$4.87	$5.02	$5.05

Total return[3]	(11.08% )	(1.16% )	7.42%	0.99%	4.04%	3.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$189,681	$278,654	$313 [4]	$355 [4]	$413 [4]	$520 [4]
Ratio of expenses to average net assets[5]	0.61%	0.61%	0.61%	0.61%	0.64%	0.68%
Ratio of expenses to average net assets prior to fees waived[5]	0.76%	0.75%	0.74%	0.72%	0.71%	0.72%
Ratio of net investment income to average net assets	2.65%	4.42%	3.76%	4.02%	4.57%	4.49%
Ratio of net investment income to average net assets prior to fees waived	2.50%	4.28%	3.63%	3.91%	4.50%	4.45%
Portfolio turnover	66%	42%	7%	18%	10%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Municipal High Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended				7/5/17 to 3/31/18[2]
		3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$4.81	$5.04	$4.87	$5.02	$5.05	$5.11

Income (loss) from investment operations:
Net investment income[3]	0.06	0.23	0.19	0.20	0.23	0.17
Net realized and unrealized gain (loss)	(0.59)	(0.28)	0.17	(0.14)	(0.03)	(0.07)
Total from investment operations	(0.53)	(0.05)	0.36	0.06	0.20	0.10

Less dividends and distributions from:
Net investment income	(0.10)	(0.18)	(0.19)	(0.21)	(0.23)	(0.16)
Total dividends and distributions	(0.10)	(0.18)	(0.19)	(0.21)	(0.23)	(0.16)

Net asset value, end of period	$4.18	$4.81	$5.04	$4.87	$5.02	$5.05

Total return[4]	(11.08% )	(1.15% )	7.43%	1.03%	4.13%	2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$730	$1,095	$1 [5]	$1 [5]	$1 [5]	$— [5,6]
Ratio of expenses to average net assets[7]	0.62%	0.60%	0.60%	0.58%	0.57%	0.58%
Ratio of net investment income to average net assets	2.57%	4.46%	3.77%	4.03%	4.56%	4.55%
Portfolio turnover	66%	42%	7%	18%	10%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Municipal High Income Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$4.81	$5.04	$4.87	$5.02	$5.05	$5.09

Income (loss) from investment operations:
Net investment income[2]	0.06	0.21	0.17	0.19	0.22	0.23
Net realized and unrealized gain (loss)	(0.59)	(0.28)	0.17	(0.15)	(0.03)	(0.07)
Total from investment operations	(0.53)	(0.07)	0.34	0.04	0.19	0.16

Less dividends and distributions from:
Net investment income	(0.10)	(0.16)	(0.17)	(0.19)	(0.22)	(0.20)
Total dividends and distributions	(0.10)	(0.16)	(0.17)	(0.19)	(0.22)	(0.20)

Net asset value, end of period	$4.18	$4.81	$5.04	$4.87	$5.02	$5.05

Total return[3]	(11.21% )	(1.44% )	7.12%	0.72%	3.79%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,981	$3,955	$4 [4]	$6 [4]	$7 [4]	$10 [4]
Ratio of expenses to average net assets[5]	0.92%	0.89%	0.89%	0.88%	0.87%	0.88%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	0.99%	0.98%	0.96%	0.98%
Ratio of net investment income to average net assets	2.39%	4.14%	3.49%	3.75%	4.36%	4.44%
Ratio of net investment income to average net assets prior to fees waived	2.30%	4.03%	3.39%	3.65%	4.27%	4.34%
Portfolio turnover	66%	42%	7%	18%	10%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Delaware National High-Yield Municipal Bond Fund

	Year ended
Class A shares	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.04	$11.15	$11.48	$11.00	$11.05
Income (loss) from investment operations:
Net investment income[1]	0.44	0.42	0.44	0.46	0.46
Net realized and unrealized gain (loss)	(1.67)	0.91	(0.33)	0.48	(0.05)
Total from investment operations	(1.23)	1.33	0.11	0.94	0.41
Less dividends and distributions from:
Net investment income	(0.43)	(0.42)	(0.44)	(0.46)	(0.46)
Net realized gain	(0.03)	(0.02)	—	—	—
Total dividends and distributions	(0.46)	(0.44)	(0.44)	(0.46)	(0.46)
Net asset value, end of period	$10.35	$12.04	$11.15	$11.48	$11.00
Total return[2]	(10.49% )	12.12%	1.06%	8.81%	3.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$261,839	$247,542	$182,214	$208,549	$200,493
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets prior to fees waived	0.88%	0.88%	0.91%	0.90%	0.91%
Ratio of net investment income to average net assets	3.94%	3.65%	3.99%	4.22%	4.19%
Ratio of net investment income to average net assets prior to fees waived	3.91%	3.62%	3.93%	4.17%	4.13%
Portfolio turnover	56%	16%	44%	33%	19%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Financial highlights
Delaware National High-Yield Municipal Bond Fund

	Year ended
Class C shares	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.09	$11.20	$11.52	$11.04	$11.09
Income (loss) from investment operations:
Net investment income[1]	0.35	0.33	0.36	0.38	0.38
Net realized and unrealized gain (loss)	(1.67)	0.91	(0.32)	0.48	(0.05)
Total from investment operations	(1.32)	1.24	0.04	0.86	0.33
Less dividends and distributions from:
Net investment income	(0.35)	(0.33)	(0.36)	(0.38)	(0.38)
Net realized gain	(0.03)	(0.02)	—	—	—
Total dividends and distributions	(0.38)	(0.35)	(0.36)	(0.38)	(0.38)
Net asset value, end of period	$10.39	$12.09	$11.20	$11.52	$11.04
Total return[2]	(11.18% )	11.25%	0.41%	7.98%	3.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,410	$58,285	$68,993	$91,184	$92,155
Ratio of expenses to average net assets	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets prior to fees waived	1.63%	1.63%	1.66%	1.65%	1.66%
Ratio of net investment income to average net assets	3.19%	2.90%	3.24%	3.47%	3.44%
Ratio of net investment income to average net assets prior to fees waived	3.16%	2.87%	3.18%	3.42%	3.38%
Portfolio turnover	56%	16%	44%	33%	19%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware National High-Yield Municipal Bond Fund

	Year ended
Institutional Class shares	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.15	$11.26	$11.58	$11.10	$11.15
Income (loss) from investment operations:
Net investment income[1]	0.47	0.45	0.47	0.49	0.49
Net realized and unrealized gain (loss)	(1.68)	0.91	(0.32)	0.48	(0.05)
Total from investment operations	(1.21)	1.36	0.15	0.97	0.44
Less dividends and distributions from:
Net investment income	(0.46)	(0.45)	(0.47)	(0.49)	(0.49)
Net realized gain	(0.03)	(0.02)	—	—	—
Total dividends and distributions	(0.49)	(0.47)	(0.47)	(0.49)	(0.49)
Net asset value, end of period	$10.45	$12.15	$11.26	$11.58	$11.10
Total return[2]	(10.22% )	12.32%	1.44%	9.03%	4.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,544,505	$1,452,944	$1,095,548	$1,141,973	$1,017,167
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to fees waived	0.63%	0.63%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	4.19%	3.90%	4.24%	4.47%	4.44%
Ratio of net investment income to average net assets prior to fees waived	4.16%	3.87%	4.18%	4.42%	4.38%
Portfolio turnover	56%	16%	44%	33%	19%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Financial highlights

Delaware Ivy California Municipal High Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.68	$10.48	$10.58	$9.98	$10.16

Income (loss) from investment operations:
Net investment income[1]	0.30	0.21	0.21	0.26	0.26
Net realized and unrealized gain (loss)	(1.70)	0.20	(0.11)	0.60	(0.16)
Total from investment operations	(1.40)	0.41	0.10	0.86	0.10

Less dividends and distributions from:
Net investment income	(0.27)	(0.21)	(0.20)	(0.26)	(0.26)
Net realized gain	(0.11)	—	—	—	(0.02)
Total dividends and distributions	(0.38)	(0.21)	(0.20)	(0.26)	(0.28)

Net asset value, end of period	$8.90	$10.68	$10.48	$10.58	$9.98

Total return[2]	(13.46% )	3.97%	1.01%	8.73%	0.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,573	$15 [3]	$19 [3]	$17 [3]	$14 [3]
Ratio of expenses to average net assets[4]	0.80%	0.80%	0.80%	0.80%	0.78%
Ratio of expenses to average net assets prior to fees waived[4]	1.52%	1.33%	1.23%	1.29%	1.32%
Ratio of net investment income to average net assets	3.03%	1.94%	2.03%	2.54%	2.56%
Ratio of net investment income to average net assets prior to fees waived	2.31%	1.41%	1.60%	2.05%	2.02%
Portfolio turnover	28%	16%	9%	10%	10%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy California Municipal High Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.68	$10.48	$10.58	$9.98	$10.16

Income (loss) from investment operations:
Net investment income[1]	0.19	0.12	0.12	0.17	0.17
Net realized and unrealized gain (loss)	(1.68)	0.20	(0.11)	0.60	(0.17)
Total from investment operations	(1.49)	0.32	0.01	0.77	— [2]

Less dividends and distributions from:
Net investment income	(0.18)	(0.12)	(0.11)	(0.17)	(0.16)
Net realized gain	(0.11)	—	—	—	(0.02)
Total dividends and distributions	(0.29)	(0.12)	(0.11)	(0.17)	(0.18)

Net asset value, end of period	$8.90	$10.68	$10.48	$10.58	$9.98

Total return[3]	(14.28% )	3.09%	0.13%	7.81%	(0.07% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$381	$2 [4]	$2 [4]	$2 [4]	$2 [4]
Ratio of expenses to average net assets[5]	1.70%	1.65%	1.67%	1.66%	1.63%
Ratio of expenses to average net assets prior to fees waived[5]	2.20%	2.10%	2.02%	2.06%	2.08%
Ratio of net investment income to average net assets	1.92%	1.09%	1.16%	1.69%	1.70%
Ratio of net investment income to average net assets prior to fees waived	1.42%	0.64%	0.81%	1.29%	1.25%
Portfolio turnover	28%	16%	9%	10%	10%
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy California Municipal High Income Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.68	$10.48	$10.58	$9.98	$10.16

Income (loss) from investment operations:
Net investment income[1]	0.33	0.23	0.23	0.28	0.28
Net realized and unrealized gain (loss)	(1.71)	0.21	(0.10)	0.60	(0.16)
Total from investment operations	(1.38)	0.44	0.13	0.88	0.12

Less dividends and distributions from:
Net investment income	(0.29)	(0.24)	(0.23)	(0.28)	(0.28)
Net realized gain	(0.11)	—	—	—	(0.02)
Total dividends and distributions	(0.40)	(0.24)	(0.23)	(0.28)	(0.30)

Net asset value, end of period	$8.90	$10.68	$10.48	$10.58	$9.98

Total return[2]	(13.29% )	4.18%	1.21%	8.95%	1.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,154	$9 [3]	$13 [3]	$13 [3]	$11 [3]
Ratio of expenses to average net assets[4]	0.60%	0.60%	0.60%	0.60%	0.58%
Ratio of expenses to average net assets prior to fees waived[4]	1.45%	1.21%	1.12%	1.16%	1.20%
Ratio of net investment income to average net assets	3.27%	2.12%	2.23%	2.75%	2.74%
Ratio of net investment income to average net assets prior to fees waived	2.42%	1.51%	1.71%	2.19%	2.12%
Portfolio turnover	28%	16%	9%	10%	10%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy California Municipal High Income Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.68	$10.48	$10.58	$9.98	$10.16

Income (loss) from investment operations:
Net investment income[1]	0.26	0.21	0.21	0.26	0.25
Net realized and unrealized gain (loss)	(1.66)	0.20	(0.11)	0.60	(0.15)
Total from investment operations	(1.40)	0.41	0.10	0.86	0.10

Less dividends and distributions from:
Net investment income	(0.27)	(0.21)	(0.20)	(0.26)	(0.26)
Net realized gain	(0.11)	—	—	—	(0.02)
Total dividends and distributions	(0.38)	(0.21)	(0.20)	(0.26)	(0.28)

Net asset value, end of period	$8.90	$10.68	$10.48	$10.58	$9.98

Total return[2]	(13.48% )	3.97%	1.01%	8.73%	0.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77	$1 [3]	$1 [3]	$1 [3]	$1 [3]
Ratio of expenses to average net assets[4]	0.80%	0.80%	0.80%	0.80%	0.78%
Ratio of expenses to average net assets prior to fees waived[4]	1.26%	1.45%	1.35%	1.40%	1.44%
Ratio of net investment income to average net assets	2.51%	1.96%	2.03%	2.55%	2.56%
Ratio of net investment income to average net assets prior to fees waived	2.05%	1.31%	1.48%	1.95%	1.90%
Portfolio turnover	28%	16%	9%	10%	10%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Tax-Free California Fund Class A

	Year ended
Class A shares	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.64	$12.18	$12.49	$11.98	$12.26
Income (loss) from investment operations:
Net investment income[1]	0.35	0.37	0.38	0.40	0.40
Net realized and unrealized gain (loss)	(1.65)	0.46	(0.20)	0.53	(0.28)
Total from investment operations	(1.30)	0.83	0.18	0.93	0.12
Less dividends and distributions from:
Net investment income	(0.35)	(0.37)	(0.38)	(0.40)	(0.40)
Net realized gain	(0.02)	—	(0.11)	(0.02)	—
Total dividends and distributions	(0.37)	(0.37)	(0.49)	(0.42)	(0.40)
Net asset value, end of period	$10.97	$12.64	$12.18	$12.49	$11.98
Total return[2]	(10.48% )	6.88%	1.59%	7.99%	1.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,308	$86,059	$44,059	$42,203	$53,171
Ratio of expenses to average net assets	0.82%	0.86%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets prior to fees waived	0.99%	1.06%	1.03%	1.03%	1.02%
Ratio of net investment income to average net assets	2.94%	2.95%	3.17%	3.36%	3.30%
Ratio of net investment income to average net assets prior to fees waived	2.77%	2.75%	2.96%	3.15%	3.10%
Portfolio turnover	31%	14%	36%	32%	16%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free California Fund Class C

	Year ended
Class C shares	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.66	$12.21	$12.52	$12.00	$12.28
Income (loss) from investment operations:
Net investment income[1]	0.26	0.27	0.29	0.32	0.31
Net realized and unrealized gain (loss)	(1.64)	0.45	(0.20)	0.54	(0.28)
Total from investment operations	(1.38)	0.72	0.09	0.86	0.03
Less dividends and distributions from:
Net investment income	(0.26)	(0.27)	(0.29)	(0.32)	(0.31)
Net realized gain	(0.02)	—	(0.11)	(0.02)	—
Total dividends and distributions	(0.28)	(0.27)	(0.40)	(0.34)	(0.31)
Net asset value, end of period	$11.00	$12.66	$12.21	$12.52	$12.00
Total return[2]	(11.05% )	5.99%	0.83%	7.26%	0.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,479	$3,843	$6,829	$11,551	$13,015
Ratio of expenses to average net assets	1.57%	1.61%	1.57%	1.57%	1.57%
Ratio of expenses to average net assets prior to fees waived	1.74%	1.81%	1.78%	1.78%	1.77%
Ratio of net investment income to average net assets	2.19%	2.20%	2.42%	2.61%	2.55%
Ratio of net investment income to average net assets prior to fees waived	2.02%	2.00%	2.21%	2.40%	2.35%
Portfolio turnover	31%	14%	36%	32%	16%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Financial highlights

Delaware Tax-Free California Fund Institutional Class

	Year ended
Institutional Class shares	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.64	$12.18	$12.49	$11.98	$12.26
Income (loss) from investment operations:
Net investment income[1]	0.38	0.40	0.41	0.43	0.43
Net realized and unrealized gain (loss)	(1.65)	0.46	(0.20)	0.53	(0.28)
Total from investment operations	(1.27)	0.86	0.21	0.96	0.15
Less dividends and distributions from:
Net investment income	(0.38)	(0.40)	(0.41)	(0.43)	(0.43)
Net realized gain	(0.02)	—	(0.11)	(0.02)	—
Total dividends and distributions	(0.40)	(0.40)	(0.52)	(0.45)	(0.43)
Net asset value, end of period	$10.97	$12.64	$12.18	$12.49	$11.98
Total return[2]	(10.26% )	7.14%	1.84%	8.25%	1.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,900	$45,996	$34,098	$44,646	$32,953
Ratio of expenses to average net assets	0.57%	0.61%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to fees waived	0.74%	0.81%	0.78%	0.78%	0.77%
Ratio of net investment income to average net assets	3.19%	3.20%	3.42%	3.61%	3.55%
Ratio of net investment income to average net assets prior to fees waived	3.02%	3.00%	3.21%	3.40%	3.35%
Portfolio turnover	31%	14%	36%	32%	16%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Financial highlights
Delaware Ivy Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22[1]	9/30/21[1]	9/30/20[1]	9/30/19[1]	9/30/18[1]
Net asset value, beginning of period	$19.62	$20.70	$19.62	$18.06	$18.81

Income (loss) from investment operations:
Net investment income[2]	0.36	0.39	0.45	0.48	0.45
Net realized and unrealized gain (loss)	(3.97)	(0.03)	1.11	1.56	(0.78)
Total from investment operations	(3.61)	0.36	1.56	2.04	(0.33)

Less dividends and distributions from:
Net investment income	(0.39)	(0.42)	(0.48)	(0.48)	(0.42)
Net realized gain	(0.59)	(1.02)	—	—	—
Total dividends and distributions	(0.98)	(1.44)	(0.48)	(0.48)	(0.42)

Net asset value, end of period	$15.03	$19.62	$20.70	$19.62	$18.06

Total return[3]	(19.22% )	1.59%	8.07%	11.48%	(1.72% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$210,466	$333 [4]	$355 [4]	$348 [4]	$364 [4]
Ratio of expenses to average net assets[5]	1.01%	0.96%	1.00%	1.02%	1.05%
Ratio of net investment income to average net assets	2.05%	1.89%	2.26%	2.54%	2.41%
Portfolio turnover	52%	72%	84%	63%	29%
[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information listed have been revised to reflect the reverse stock split.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Corporate Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22[1]	9/30/21[1]	9/30/20[1]	9/30/19[1]	9/30/18[1]
Net asset value, beginning of period	$19.59	$20.67	$19.59	$18.03	$18.78

Income (loss) from investment operations:
Net investment income[2]	0.18	0.21	0.27	0.30	0.27
Net realized and unrealized gain (loss)	(3.96)	(0.03)	1.11	1.56	(0.75)
Total from investment operations	(3.78)	0.18	1.38	1.86	(0.48)

Less dividends and distributions from:
Net investment income	(0.21)	(0.24)	(0.30)	(0.30)	(0.27)
Net realized gain	(0.59)	(1.02)	—	—	—
Total dividends and distributions	(0.80)	(1.26)	(0.30)	(0.30)	(0.27)

Net asset value, end of period	$15.01	$19.59	$20.67	$19.59	$18.03

Total return[3]	(20.01% )	0.68%	7.13%	10.52%	(2.63% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,271	$2 [4]	$4 [4]	$4 [4]	$4 [4]
Ratio of expenses to average net assets[5]	2.05%	1.84%	1.89%	1.92%	1.94%
Ratio of net investment income to average net assets	1.01%	1.02%	1.37%	1.64%	1.48%
Portfolio turnover	52%	72%	84%	63%	29%
[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information listed have been restated to reflect the reverse stock split.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Corporate Bond Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22[1]	9/30/21[1]	9/30/20[1]	9/30/19[1]	9/30/18[1]
Net asset value, beginning of period	$19.62	$20.70	$19.62	$18.06	$18.81

Income (loss) from investment operations:
Net investment income[2]	0.41	0.42	0.51	0.54	0.51
Net realized and unrealized gain (loss)	(3.97)	(0.03)	1.11	1.56	(0.78)
Total from investment operations	(3.56)	0.39	1.62	2.10	(0.27)

Less dividends and distributions from:
Net investment income	(0.43)	(0.45)	(0.54)	(0.54)	(0.48)
Net realized gain	(0.59)	(1.02)	—	—	—
Total dividends and distributions	(1.02)	(1.47)	(0.54)	(0.54)	(0.48)

Net asset value, end of period	$15.04	$19.62	$20.70	$19.62	$18.06

Total return[3]	(18.98% )	1.87%	8.39%	11.84%	(1.41% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$202,864	$442 [4]	$460 [4]	$523 [4]	$545 [4]
Ratio of expenses to average net assets[5]	0.72%	0.70%	0.71%	0.70%	0.72%
Ratio of net investment income to average net assets	2.31%	2.15%	2.55%	2.86%	2.74%
Portfolio turnover	52%	72%	84%	63%	29%
[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information listed have been restated to reflect the reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Corporate Bond Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended				10/16/17[1] to
	9/30/22[2]	9/30/21[2]	9/30/20[2]	9/30/19[2]	9/30/18[2]
Net asset value, beginning of period	$19.62	$20.70	$19.59	$18.03	$18.84

Income (loss) from investment operations:
Net investment income[3]	0.37	0.39	0.45	0.48	0.45
Net realized and unrealized gain (loss)	(3.97)	(0.06)	1.14	1.59	(0.87)
Total from investment operations	(3.60)	0.33	1.59	2.07	(0.42)

Less dividends and distributions from:
Net investment income	(0.40)	(0.39)	(0.48)	(0.51)	(0.39)
Net realized gain	(0.59)	(1.02)	—	—	—
Total dividends and distributions	(0.99)	(1.41)	(0.48)	(0.51)	(0.39)

Net asset value, end of period	$15.03	$19.62	$20.70	$19.59	$18.03

Total return[4]	(19.18% )	1.58%	8.29%	11.62%	(2.16% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200	$— [5,6]	$— [5,6]	$— [5,6]	$— [5,6]
Ratio of expenses to average net assets[7]	0.95%	0.95%	0.94%	0.93%	1.00%
Ratio of net investment income to average net assets	2.13%	1.90%	2.32%	2.62%	2.62%
Portfolio turnover	52%	72%	84%	63%	29% [8]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information listed have been restated to reflect the reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Portfolio turnover is representative of the Fund for the period ended September 30, 2018.

Financial highlights

Delaware Ivy Crossover Credit Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.88	$11.28	$10.51	$9.64	$10.26

Income (loss) from investment operations:
Net investment income[1]	0.22	0.21	0.28	0.32	0.30
Net realized and unrealized gain (loss)	(2.30)	0.33	0.77	0.90	(0.56)
Total from investment operations	(2.08)	0.54	1.05	1.22	(0.26)

Less dividends and distributions from:
Net investment income	(0.23)	(0.22)	(0.28)	(0.35)	(0.27)
Net realized gain	(0.48)	(0.72)	—	—	(0.09)
Total dividends and distributions	(0.71)	(0.94)	(0.28)	(0.35)	(0.36)

Net asset value, end of period	$8.09	$10.88	$11.28	$10.51	$9.64

Total return[2]	(20.27% )	4.93%	10.18%	13.10%	(2.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,924	$7 [3]	$18 [3]	$12 [3]	$12 [3]
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[4]	1.69%	1.23%	1.21%	1.25%	1.19%
Ratio of net investment income to average net assets	2.26%	1.92%	2.64%	3.23%	3.07%
Ratio of net investment income to average net assets prior to fees waived	1.47%	1.59%	2.33%	2.88%	2.78%
Portfolio turnover	60%	135%	165%	94%	85%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Crossover Credit Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.88	$11.28	$10.51	$9.64	$10.26

Income (loss) from investment operations:
Net investment income[1]	0.24	0.24	0.31	0.34	0.33
Net realized and unrealized gain (loss)	(2.29)	0.33	0.77	0.90	(0.56)
Total from investment operations	(2.05)	0.57	1.08	1.24	(0.23)

Less dividends and distributions from:
Net investment income	(0.26)	(0.25)	(0.31)	(0.37)	(0.30)
Net realized gain	(0.48)	(0.72)	—	—	(0.09)
Total dividends and distributions	(0.74)	(0.97)	(0.31)	(0.37)	(0.39)

Net asset value, end of period	$8.09	$10.88	$11.28	$10.51	$9.64

Total return[2]	(20.05% )	5.19%	10.46%	13.39%	(2.41% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,427	$30 [3]	$39 [3]	$27 [3]	$23 [3]
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to fees waived[4]	1.27%	1.03%	1.06%	1.13%	1.06%
Ratio of net investment income to average net assets	2.48%	2.18%	2.89%	3.47%	3.33%
Ratio of net investment income to average net assets prior to fees waived	1.86%	1.80%	2.48%	2.99%	2.92%
Portfolio turnover	60%	135%	165%	94%	85%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Crossover Credit Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.88	$11.28	$10.51	$9.64	$10.26

Income (loss) from investment operations:
Net investment income[1]	0.22	0.21	0.28	0.32	0.30
Net realized and unrealized gain (loss)	(2.31)	0.33	0.77	0.90	(0.56)
Total from investment operations	(2.09)	0.54	1.05	1.22	(0.26)

Less dividends and distributions from:
Net investment income	(0.23)	(0.22)	(0.28)	(0.35)	(0.27)
Net realized gain	(0.48)	(0.72)	—	—	(0.09)
Total dividends and distributions	(0.71)	(0.94)	(0.28)	(0.35)	(0.36)

Net asset value, end of period	$8.08	$10.88	$11.28	$10.51	$9.64

Total return[2]	(20.35% )	4.93%	10.18%	13.10%	(2.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$953	$1 [3]	$1 [3]	$1 [3]	$1 [3]
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[4]	1.57%	1.26%	1.30%	1.37%	1.29%
Ratio of net investment income to average net assets	2.29%	1.93%	2.65%	3.23%	3.06%
Ratio of net investment income to average net assets prior to fees waived	1.62%	1.57%	2.25%	2.76%	2.67%
Portfolio turnover	60%	135%	165%	94%	85%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Corporate Bond Fund Class A

	Six months ended	Year ended
Class A	1/31/23[1,2] (Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
Net asset value, beginning of period	$ 16.01	$ 19.47	$ 19.62	$ 17.91	$ 16.83	$ 17.70
Income (loss) from investment operations:
Net investment Income[3]	0.28	0.45	0.45	0.51	0.63	0.57
Net realized and unrealized gain (loss)	(0.45)	(3.10)	0.03	1.74	1.11	(0.81)
Total from investment operations	(0.17)	(2.65)	0.48	2.25	1.74	(0.24)
Less dividends and distributions from:
Net investment income	(0.25)	(0.51)	(0.51)	(0.54)	(0.66)	(0.63)
Net realized gain	—	(0.30)	(0.12)	—	—	—
Total dividends and distributions	(0.25)	(0.81)	(0.63)	(0.54)	(0.66)	(0.63)
Net asset value, end of period	$ 15.59	$ 16.01	$ 19.47	$ 19.62	$ 17.91	$ 16.83
Total return[4]	(0.89%)	(13.91%)	2.47%	12.90%	10.65%	(1.44%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$260,662	$ 285,977	$412,495	$199,500	$168,910	$200,600
Ratio of expenses to average net assets[5]	0.82%	0.82%	0.82%	0.82%	0.82%	0.88%
Ratio of expenses to average net assets prior to fees waived[5]	0.91%	0.91%	0.91%	0.91%	0.92%	0.92%
Ratio of net investment income to average net assets	3.68%	2.49%	2.31%	2.71%	3.68%	3.26%
Ratio of net investment income to average net assets prior to fees waived	3.59%	2.40%	2.22%	2.62%	3.58%	3.22%
Portfolio Turnover	48%	109%	123%	172%	173%	158%

1 On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Calculated using average shares outstanding.
4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
5 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Corporate Bond Fund Class C

	Six months ended	Year ended
Class C	1/31/23[1,2] (Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
Net asset value, beginning of period	$ 16.01	$ 19.47	$ 19.62	$ 17.91	$ 16.83	$ 17.70
Income (loss) from investment operations:
Net investment Income[3]	0.23	0.30	0.30	0.36	0.51	0.42
Net realized and unrealized gain (loss)	(0.44)	(3.07)	0.03	1.77	1.11	(0.81)
Total from investment operations Less dividends and distributions from:	(0.21)	(2.77)	0.33	2.13	1.62	(0.39)
Net investment income	(0.20)	(0.39)	(0.36)	(0.42)	(0.54)	(0.48)
Net realized gain	—	(0.30)	(0.12)	—	—	—
Total dividends and distributions	(0.20)	(0.69)	(0.48)	(0.42)	(0.54)	(0.48)
Net asset value, end of period	$ 15.60	$ 16.01	$ 19.47	$ 19.62	$ 17.91	$ 16.83
Total return[4]	(1.19%)	(14.55%)	1.70%	12.05%	9.83%	(2.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 13,334	$ 15,995	$28,365	$ 48,283	$68,277	$ 88,274
Ratio of expenses to average net assets[5]	1.57%	1.57%	1.57%	1.57%	1.57%	1.63%
Ratio of expenses to average net assets prior to fees waived[5]	1.66%	1.66%	1.66%	1.66%	1.67%	1.67%
Ratio of net investment income to average net assets	2.93%	1.74%	1.56%	1.96%	2.93%	2.51%
Ratio of net investment income to average net assets prior to fees waived	2.84%	1.65%	1.47%	1.87%	2.83%	2.47%
Portfolio Turnover	48%	109%	123%	172%	173%	158%
1 On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Calculated using average shares outstanding.
4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
5 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Corporate Bond Fund Class R

•
	Six months ended	Year Ended
Class R	1/31/23[1,2] (Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
Net asset value, beginning of period	$ 16.02	$ 19.50	$ 19.62	$ 17.94	$ 16.86	$ 17.70
Income (loss) from investment operations:
Net investment Income[3]	0.26	0.39	0.39	0.45	0.57	0.51
Net realized and unrealized gain (loss)	(0.44)	(3.09)	0.06	1.74	1.14	(0.78)
Total from investment operations Less dividends and distributions from:	(0.18)	(2.70)	0.45	2.19	1.71	(0.27)
Net investment income	(0.23)	(0.48)	(0.45)	(0.51)	(0.63)	(0.57)
Net realized gain	—	(0.30)	(0.12)	—	—	—
Total dividends and distributions	(0.23)	(0.78)	(0.57)	(0.51)	(0.63)	(0.57)
Net asset value, end of period	$ 15.61	$ 16.02	$ 19.50	$ 19.62	$ 17.94	$ 16.86
Total return[4] Ratios and supplemental data:	(0.89%)	(14.26%)	2.37%	12.43%	10.36%	(1.51%)
Net assets, end of period (000 omitted)	$ 8,287	$ 9,419	$12,760	$ 14,107	$ 17,517	$ 19,512
Ratio of expenses to average net assets[5]	1.07%	1.07%	1.07%	1.07%	1.07%	1.13%
Ratio of expenses to average net assets prior to fees waived[5]	1.16%	1.16%	1.16%	1.16%	1.17%	1.17%
Ratio of net investment income to average net assets	3.43%	2.24%	2.06%	2.46%	3.43%	3.01%
Ratio of net investment income to average net assets prior to fees waived	3.34%	2.15%	1.97%	2.37%	3.33%	2.97%
Portfolio Turnover	48%	109%	123%	172%	173%	158%

1 On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Calculated using average shares outstanding.
4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
5 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Corporate Bond Fund Institutional Class

	Six Months Ended	Year Ended
Institutional Class	1/31/23[1,2] (Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
Net asset value, beginning of period	$ 16.01	$ 19.47	$ 19.62	$ 17.91	$ 16.83	$ 17.70
Income (loss) from investment operations:
Net investment Income[3]	0.30	0.48	0.48	0.54	0.66	0.60
Net realized and unrealized gain (loss)	(0.46)	(3.07)	0.06	1.77	1.11	(0.81)
Total from investment operations Less dividends and distributions from:	(0.16)	(2.59)	0.54	2.31	1.77	(0.21)
Net investment income	(0.26)	(0.57)	(0.57)	(0.60)	(0.69)	(0.66)
Net realized gain	—	(0.30)	(0.12)	—	—	—
Total dividends and distributions	(0.26)	(0.87)	(0.69)	(0.60)	(0.69)	(0.66)
Net asset value, end of period	$ 15.59	$ 16.01	$ 19.47	$ 19.62	$ 17.91	$ 16.83
Total return[4] Ratios and supplemental data:	(0.77%)	(13.69%)	2.72%	13.18%	10.93%	(1.20%)
Net assets, end of period (000 omitted)	$917,559	$ 957,741	$1,036,266	$903,456	$730,173	$860,359
Ratio of expenses to average net assets[5]	0.57%	0.57%	0.57%	0.57%	0.57%	0.63%
Ratio of expenses to average net assets prior to fees waived[5]	0.66%	0.66%	0.66%	0.66%	0.67%	0.67%
Ratio of net investment income to average net assets	3.93%	2.74%	2.56%	2.96%	3.93%	3.51%
Ratio of net investment income to average net assets prior to fees waived	3.84%	2.65%	2.47%	2.87%	3.83%	3.47%
Portfolio Turnover	48%	109%	123%	172%	173%	158%

1 On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Calculated using average shares outstanding.
4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
5 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Corporate Bond Fund Class R6

	Six Months Ended
Class R6	1/31/23[2,3] (Unaudited)	7/31/22[2]	7/31/21[2]	7/31/20[2]	1/31/19[1] to 7/31/19[2]
Net asset value, beginning of period Income (loss) from investment operations:	$ 16.00	$ 19.47	$ 19.59	$ 17.91	$ 16.77
Net investment Income[4]	0.31	0.51	0.51	0.57	0.33
Net realized and unrealized gain (loss)	(0.46)	(3.11)	0.06	1.74	1.17
Total from investment operations Less dividends and distributions from:	(0.15)	(2.60)	0.57	2.31	1.50
Net investment income	(0.27)	(0.57)	(0.57)	(0.63)	(0.36)
Net realized gain	—	(0.30)	(0.12)	—	—
Total dividends and distributions	(0.27)	(0.87)	(0.69)	(0.63)	(0.36)
Net asset value, end of period	$ 15.58	$ 16.00	$ 19.47	$ 19.59	$ 17.91
Total return[5] Ratios and supplemental data:	(0.60%)	(13.78%)	2.97%	13.12%	8.98%
Net assets, end of period (000 omitted)	$ 11,113	$ 12,206	$10,763	$ 4,058	$ 2
Ratio of expenses to average net assets[6]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets prior to fees waived[6]	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of net investment income to average net assets	4.02%	2.83%	2.65%	3.05%	4.01%
Ratio of net investment income to average net assets prior to fees waived	3.93%	2.74%	2.56%	2.96%	3.91%
Portfolio Turnover	48%	109%	123%	172%	173%[7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[3]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	Calculated using average shares outstanding.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the entire period.

Financial highlights

Delaware Ivy Limited-Term Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04	$10.87	$10.74	$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.08		0.11	0.15	0.20	0.21	0.18
Net realized and unrealized gain (loss)	(0.37)		(0.43)	0.17	0.14	0.10	(0.15)
Total from investment operations	(0.29)		(0.32)	0.32	0.34	0.31	0.03

Less dividends and distributions from:
Net investment income	(0.08)		(0.11)	(0.15)	(0.21)	(0.21)	(0.19)
Total dividends and distributions	(0.08)		(0.11)	(0.15)	(0.21)	(0.21)	(0.19)

Net asset value, end of period	$10.24		$10.61	$11.04	$10.87	$10.74	$10.64

Total return[3]	(2.78%	)[4]	(2.95% )	2.99%	3.14%	2.95%	0.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,327		$348,269	$421 [5]	$381 [5]	$382 [5]	$431 [5]
Ratio of expenses to average net assets[6]	0.89%		0.89%	0.89%	0.91%	0.91%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	0.94%		0.89%	0.89%	0.91%	0.91%	0.89%
Ratio of net investment income to average net assets	1.57%		0.98%	1.39%	1.86%	1.90%	1.69%
Ratio of net investment income to average net assets prior to fees waived	1.52%		0.98%	1.39%	1.86%	1.90%	1.69%
Portfolio turnover	63%		88%	55%	61%	83%	24%

[1]			Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]			Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]			Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]			Net assets reported in millions.
[6]			Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Limited-Term Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04	$10.87	$10.74	$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.04		0.02	0.07	0.12	0.13	0.10
Net realized and unrealized gain (loss)	(0.38)		(0.43)	0.17	0.13	0.10	(0.15)
Total from investment operations	(0.34)		(0.41)	0.24	0.25	0.23	(0.05)

Less dividends and distributions from:
Net investment income	(0.03)		(0.02)	(0.07)	(0.12)	(0.13)	(0.11)
Total dividends and distributions	(0.03)		(0.02)	(0.07)	(0.12)	(0.13)	(0.11)

Net asset value, end of period	$10.24		$10.61	$11.04	$10.87	$10.74	$10.64

Total return[3]	(3.18%	)[4]	(3.70% )	2.23%	2.36%	2.20%	(0.51% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,353		$14,208	$25 [5]	$27 [5]	$45 [5]	$55 [5]
Ratio of expenses to average net assets[6]	1.72%		1.67%	1.65%	1.67%	1.65%	1.66%
Ratio of expenses to average net assets prior to fees waived[6]	1.81%		1.67%	1.65%	1.67%	1.65%	1.66%
Ratio of net investment income to average net assets	0.72%		0.22%	0.65%	1.12%	1.16%	0.92%
Ratio of net investment income to average net assets prior to fees waived	0.63%		0.22%	0.65%	1.12%	1.16%	0.92%
Portfolio turnover	63%		88%	55%	61%	83%	24%

[1]			Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]			Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]			Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]			Net assets reported in millions.
[6]			Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Limited-Term Bond Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04	$10.87	$10.74	$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.09		0.13	0.18	0.23	0.24	0.21
Net realized and unrealized gain (loss)	(0.37)		(0.43)	0.17	0.13	0.10	(0.16)
Total from investment operations	(0.28)		(0.30)	0.35	0.36	0.34	0.05

Less dividends and distributions from:
Net investment income	(0.09)		(0.13)	(0.18)	(0.23)	(0.24)	(0.21)
Total dividends and distributions	(0.09)		(0.13)	(0.18)	(0.23)	(0.24)	(0.21)

Net asset value, end of period	$10.24		$10.61	$11.04	$10.87	$10.74	$10.64

Total return[3]	(2.67%	)[4]	(2.76% )	3.21%	3.38%	3.19%	0.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$345,405		$434,583	$596 [5]	$570 [5]	$677 [5]	$710 [5]
Ratio of expenses to average net assets[6]	0.66%		0.68%	0.68%	0.69%	0.67%	0.66%
Ratio of expenses to average net assets prior to fees waived[6]	0.72%		0.68%	0.68%	0.69%	0.67%	0.66%
Ratio of net investment income to average net assets	1.79%		1.19%	1.61%	2.10%	2.14%	1.92%
Ratio of net investment income to average net assets prior to fees waived	1.73%		1.19%	1.61%	2.10%	2.14%	1.92%
Portfolio turnover	63%		88%	55%	61%	83%	24%

[1]			Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]			Calculated using average shares outstanding.
[3]			Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]			Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]			Net assets reported in millions.
[6]			Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Limited-Term Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04	$10.87	$10.74	$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.06		0.06	0.12	0.16	0.17	0.14
Net realized and unrealized gain (loss)	(0.37)		(0.43)	0.16	0.14	0.10	(0.15)
Total from investment operations	(0.31)		(0.37)	0.28	0.30	0.27	(0.01)

Less dividends and distributions from:
Net investment income	(0.06)		(0.06)	(0.11)	(0.17)	(0.17)	(0.15)
Total dividends and distributions	(0.06)		(0.06)	(0.11)	(0.17)	(0.17)	(0.15)

Net asset value, end of period	$10.24		$10.61	$11.04	$10.87	$10.74	$10.64

Total return[3]	(2.94%	)[4]	(3.34% )	2.61%	2.76%	2.60%	(0.12% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$329		$478	$— [5,6]	$1 [5]	$— [5,6]	$1 [5]
Ratio of expenses to average net assets[7]	1.22%		1.29%	1.27%	1.28%	1.26%	1.26%
Ratio of expenses to average net assets prior to fees waived[7]	1.30%		1.29%	1.27%	1.28%	1.26%	1.26%
Ratio of net investment income to average net assets	1.21%		0.59%	1.06%	1.47%	1.54%	1.32%
Ratio of net investment income to average net assets prior to fees waived	1.13%		0.59%	1.06%	1.47%	1.54%	1.32%
Portfolio turnover	63%		88%	55%	61%	83%	24%

[1]			Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]			Calculated using average shares outstanding.
[3]			Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]			Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]			Net assets reported in millions.
[6]			Rounds to less than $500 thousands.
[7]			Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Limited-Term Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04	$10.87	$10.74	$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.09		0.15	0.20	0.24	0.25	0.22
Net realized and unrealized gain (loss)	(0.37)		(0.43)	0.17	0.14	0.10	(0.15)
Total from investment operations	(0.28)		(0.28)	0.37	0.38	0.35	(0.07)

Less dividends and distributions from:
Net investment income	(0.09)		(0.15)	(0.20)	(0.25)	(0.25)	(0.23)
Total dividends and distributions	(0.09)		(0.15)	(0.20)	(0.25)	(0.25)	(0.23)

Net asset value, end of period	$10.24		$10.61	$11.04	$10.87	$10.74	$10.64

Total return[3]	(2.62%	)[4]	(2.60% )	3.37%	3.54%	3.36%	0.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,727		$140,580	$122 [5]	$130 [5]	$169 [5]	$85 [5]
Ratio of expenses to average net assets[6]	0.54%		0.53%	0.53%	0.53%	0.51%	0.50%
Ratio of expenses to average net assets prior to fees waived[6]	0.55%		0.53%	0.53%	0.53%	0.51%	0.50%
Ratio of net investment income to average net assets	1.68%		1.34%	1.77%	2.25%	2.30%	2.08%
Ratio of net investment income to average net assets prior to fees waived	1.67%		1.34%	1.77%	2.25%	2.30%	2.08%
Portfolio turnover	63%		88%	55%	61%	83%	24%

[1]			Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]			Calculated using average shares outstanding.
[3]			Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]			Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]			Net assets reported in millions.
[6]			Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Limited-Term Bond Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04		$10.87		$10.74		$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.08		0.11		0.16		0.20		0.21	0.18
Net realized and unrealized gain (loss)	(0.38)		(0.43)		0.16		0.14		0.10	(0.15)
Total from investment operations	(0.30)		(0.32)		0.32		0.34		0.31	0.03

Less dividends and distributions from:
Net investment income	(0.07)		(0.11)		(0.15)		(0.21)		(0.21)	(0.19)
Total dividends and distributions	(0.07)		(0.11)		(0.15)		(0.21)		(0.21)	(0.19)

Net asset value, end of period	$10.24		$10.61		$11.04		$10.87		$10.74	$10.64

Total return[3]	(2.79%	)[4]	(2.95%	)[4]	2.99%	[4]	3.14%	[4]	2.95%	0.25% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,967		$2,129		$3	[5]	$6	[5]	$7 [5]	$11 [5]
Ratio of expenses to average net assets[6]	0.91%		0.89%		0.89%		0.91%		0.91%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	0.98%		0.93%		0.93%		0.96%		0.91%	0.91%
Ratio of net investment income to average net assets	1.54%		0.98%		1.45%		1.88%		1.89%	1.69%
Ratio of net investment income to average net assets prior to fees waived	1.47%		0.94%		1.41%		1.83%		1.89%	1.67%
Portfolio turnover	63%		88%		55%		61%		83%	24%

[1]									Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]									Calculated using average shares outstanding.
[3]									Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]									Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]									Net assets reported in millions.
[6]									Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Limited-Term Diversified Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year Ended
Class A	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.25	$ 8.44	$ 8.27	$ 8.14	$ 8.46
Net investment income[1]	0.13	0.07	0.11	0.21	0.20
Net realized and unrealized gain (loss)	(0.48)	(0.11)	0.23	0.15	(0.29)
Total from investment operations	(0.35)	(0.04)	0.34	0.36	(0.09)
Less dividends and distributions from: Net investment income	(0.19)	(0.15)	(0.14)	(0.20)	(0.19)
Return of Capital	—	—[2]	(0.03)	(0.03)	(0.04)
Total dividends and distributions	(0.19)	(0.15)	(0.17)	(0.23)	(0.23)
Net Asset Value, end of period	$ 7.71	$ 8.25	$ 8.44	$ 8.27	$ 8.14
Total Return[3]	(4.26%)	(0.45%)	4.16%	4.51%	(1.08%)
Ratios and Supplemental Data: Net Assets, end of period (000 omitted)	$216,299	$260,162	$148,185	$137,798	$168,003
Ratio of expenses to average net assets[4]	0.53%	0.54%	0.54%	0.54%	0.60%
Ratio of expenses to average net assets prior to fees waived[4]	0.96%	0.95%	0.96%	0.96%	0.95%
Ratio of net investment income to average net assets	1.71%	0.89%	1.32%	2.58%	2.46%
Ratio of net investment income to average net assets prior to fees waived	1.28%	0.48%	0.90%	2.16%	2.11%
Portfolio Turnover	110%	205%	224%	123%	130%

1 Calculated using average shares outstanding.
2 Amount is less than $(0.005) per share.
3 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
4 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Limited-Term Diversified Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
Class C	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.24	$ 8.44	$ 8.27	$ 8.14	$ 8.45
Net investment income[1]	0.07	—	0.04	0.14	0.13
Net realized and unrealized gain (loss)	(0.49)	(0.12)	0.23	0.15	(0.28)
Total from investment operations	(0.42)	(0.12)	0.27	0.29	(0.15)
Less dividends and distributions from: Net investment income	(0.12)	(0.08)	(0.07)	(0.13)	(0.12)
Return of Capital	—	—[2]	(0.03)	(0.03)	(0.04)
Total dividends and distributions	(0.12)	(0.08)	(0.10)	(0.16)	(0.16)
Net Asset Value, end of period	$ 7.70	$ 8.24	$ 8.44	$ 8.27	$ 8.14
Total Return[3]	(5.08%)	(1.41%)	3.28%	3.63%	(1.80%)
Ratios and Supplemental Data: Net Assets, end of period (000 omitted)	$ 9,339	$ 11,355	$22,565	$36,977	$ 64,324
Ratio of expenses to average net assets[4]	1.38%	1.39%	1.39%	1.39%	1.45%
Ratio of expenses to average net assets prior to fees waived[4]	1.71%	1.70%	1.71%	1.71%	1.70%
Ratio of net investment income to average net assets	0.86%	0.04%	0.47%	1.73%	1.61%
Ratio of net investment income to average net assets prior to fees waived	0.53%	(0.27%)	0.15%	1.41%	1.36%
Portfolio Turnover	110%	205%	224%	123%	130%

1 Calculated using average shares outstanding.
2 Amount is less than $(0.005) per share.
3 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
4 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Limited-Term Diversified Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
Class R	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.25	$ 8.44	$ 8.28	$ 8.14	$ 8.46
Net investment income[1]	0.11	0.04	0.08	0.18	0.18
Net realized and unrealized gain (loss)	(0.49)	(0.11)	0.22	0.16	(0.30)
Total from investment operations	(0.38)	(0.07)	0.30	0.34	(0.12)
Less dividends and distributions from: Net investment income	(0.16)	(0.12)	(0.11)	(0.17)	(0.16)
Return of Capital	—	—[2]	(0.03)	(0.03)	(0.04)
Total dividends and distributions	(0.16)	(0.12)	(0.14)	(0.20)	(0.20)
Net Asset Value, end of period	$ 7.71	$ 8.25	$ 8.44	$ 8.28	$ 8.14
Total Return[3]	(4.59%)	(0.80%)	3.66%	4.27%	(1.43%)
Ratios and Supplemental Data: Net Assets, end of period (000 omitted)	$743	$843	$ 946	$ 1,586	$2,753
Ratio of expenses to average net assets[4]	0.88%	0.89%	0.89%	0.89%	0.95%
Ratio of expenses to average net assets prior to fees waived[4]	1.21%	1.20%	1.21%	1.21%	1.20%
Ratio of net investment income to average net assets	1.36%	0.54%	0.97%	2.23%	2.11%
Ratio of net investment income to average net assets prior to fees waived	1.03%	0.23%	0.65%	1.91%	1.86%
Portfolio Turnover	110%	205%	224%	123%	130%

1 Calculated using average shares outstanding.
2 Amount is less than $(0.005) per share.
3 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
4 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Limited-Term Diversified Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
Institutional Class	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.25	$ 8.44	$ 8.27	$ 8.14	$ 8.46
Net investment income[1]	0.15	0.09	0.12	0.23	0.22
Net realized and unrealized gain (loss)	(0.49)	(0.12)	0.23	0.15	(0.30)
Total from investment operations.	(0.34)	(0.03)	0.35	0.38	(0.08)
Less dividends and distributions from: Net investment income	(0.20)	(0.16)	(0.15)	(0.22)	(0.20)
Return of Capital	—	—[2]	(0.03)	(0.03)	(0.04)
Total dividends and distributions	(0.20)	(0.16)	(0.18)	(0.25)	(0.24)
Net Asset Value, end of period	$ 7.71	$ 8.25	$ 8.44	$ 8.27	$ 8.14
Total Return[3]	(4.12%)	(0.30%)	4.31%	4.67%	(0.93%)
Ratios and Supplemental Data: Net Assets, end of period (000 omitted)	$199,497	$213,457	$262,775	$249,667	$240,614
Ratio of expenses to average net assets[4]	0.38%	0.39%	0.39%	0.39%	0.45%
Ratio of expenses to average net assets prior to fees waived[4]	0.71%	0.70%	0.71%	0.71%	0.70%
Ratio of net investment income to average net assets	1.86%	1.04%	1.47%	2.73%	2.61%
Ratio of net investment income to average net assets prior to fees waived	1.53%	0.73%	1.15%	2.41%	2.36%
Portfolio Turnover	110%	205%	224%	123%	130%

1 Calculated using average shares outstanding.
2 Amount is less than $(0.005) per share.
3 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
4 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Limited-Term Diversified Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year Ended
Class R6	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.24	$ 8.44	$ 8.27	$ 8.14	$ 8.45
Net investment income[1]	0.15	0.09	0.13	0.23	0.22
Net realized and unrealized gain (loss)	(0.48)	(0.12)	0.23	0.15	(0.28)
Total from investment operations	(0.33)	(0.03)	0.36	0.38	(0.06)
Less dividends and distributions from: Net investment income	(0.21)	(0.17)	(0.16)	(0.22)	(0.21)
Return of Capital	—	—[2]	(0.03)	(0.03)	(0.04)
Total dividends and distributions	(0.21)	(0.17)	(0.19)	(0.25)	(0.25)
Net Asset Value, end of period	$ 7.70	$ 8.24	$ 8.44	$ 8.27	$ 8.14
Total Return[3]	(4.06%)	(0.36%)	4.38%	4.74%	(0.75%)
Ratios and Supplemental Data: Net Assets, end of period (000 omitted)	$ 4,900	$ 5,923	$ 4,646	$ 3,059	$ 1,631
Ratio of expenses to average net assets[4]	0.32%	0.32%	0.32%	0.32%	0.38%
Ratio of expenses to average net assets prior to fees waived[4]	0.65%	0.63%	0.63%	0.64%	0.62%
Ratio of net investment income to average net assets	1.92%	1.10%	1.54%	2.80%	2.68%
Ratio of net investment income to average net assets prior to fees waived	1.59%	0.79%	1.23%	2.48%	2.44%
Portfolio Turnover	110%	205%	224%	123%	130%

1 Calculated using average shares outstanding.
2 Amount is less than $(0.005) per share.
3 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
4 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Strategic Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21		9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.20	$9.92		$9.99	$9.97	$10.27

Income (loss) from investment operations:
Net investment income[1]	0.38	0.41		0.42	0.44	0.42
Net realized and unrealized gain (loss)	(1.75)	0.33		(0.05)	0.06	(0.27)
Total from investment operations	(1.37)	0.74		0.37	0.50	0.15

Less dividends and distributions from:
Net investment income	(0.40)	(0.46)		(0.44)	(0.45)	(0.40)
Net realized gain	—	—		—	(0.03)	(0.05)
Total dividends and distributions	(0.40)	(0.46)		(0.44)	(0.48)	(0.45)

Net asset value, end of period	$8.43	$10.20		$9.92	$9.99	$9.97

Total return[2]	(13.81% )	7.59%	[3]	3.84%	5.13%	1.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54,645	$87	[4]	$111 [4]	$120 [4]	$117 [4]
Ratio of expenses to average net assets[5]	1.06%	1.04%		1.05%	1.05%	1.15%
Ratio of expenses to average net assets prior to fees waived[5]	1.28%	1.19%		1.17%	1.15%	1.16%
Ratio of net investment income to average net assets	4.04%	4.01%		4.35%	4.45%	4.14%
Ratio of net investment income to average net assets prior to fees waived	3.82%	3.86%		4.23%	4.35%	4.13%
Portfolio turnover	57%	62%		59%	45%	48%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Payments from affiliates had no impact on net asset value and total return.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21		9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.19	$9.91		$9.98	$9.97	$10.27

Income (loss) from investment operations:
Net investment income[1]	0.31	0.33		0.35	0.36	0.35
Net realized and unrealized gain (loss)	(1.75)	0.33		(0.06)	0.05	(0.27)
Total from investment operations	(1.44)	0.66		0.29	0.41	0.08

Less dividends and distributions from:
Net investment income	(0.32)	(0.38)		(0.36)	(0.37)	(0.33)
Net realized gain	—	—		—	(0.03)	(0.05)
Total dividends and distributions	(0.32)	(0.38)		(0.36)	(0.40)	(0.38)

Net asset value, end of period	$8.43	$10.19		$9.91	$9.98	$9.97

Total return[2]	(14.43% )	6.77%	[3]	3.03%	4.21%	0.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,647	$5	[4]	$5 [4]	$5 [4]	$6 [4]
Ratio of expenses to average net assets[5]	1.82%	1.82%		1.83%	1.85%	1.85%
Ratio of expenses to average net assets prior to fees waived[5]	2.25%	2.05%		2.08%	2.04%	2.02%
Ratio of net investment income to average net assets	3.27%	3.22%		3.57%	3.65%	3.43%
Ratio of net investment income to average net assets prior to fees waived	2.84%	2.99%		3.32%	3.46%	3.26%
Portfolio turnover	57%	62%		59%	45%	48%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Payments from affiliates had no impact on net asset value and total return.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Strategic Income Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21		9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.20	$9.92		$9.99	$9.98	$10.28

Income (loss) from investment operations:
Net investment income[1]	0.42	0.45		0.46	0.48	0.45
Net realized and unrealized gain (loss)	(1.75)	0.33		(0.06)	0.05	(0.27)
Total from investment operations	(1.33)	0.78		0.40	0.53	0.18

Less dividends and distributions from:
Net investment income	(0.43)	(0.50)		(0.47)	(0.49)	(0.43)
Net realized gain	—	—		—	(0.03)	(0.05)
Total dividends and distributions	(0.43)	(0.50)		(0.47)	(0.52)	(0.48)

Net asset value, end of period	$8.44	$10.20		$9.92	$9.99	$9.98

Total return[2]	(13.36% )	7.99%	[3]	4.23%	5.43%	1.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,410	$241	[4]	$257 [4]	$315 [4]	$315 [4]
Ratio of expenses to average net assets[5]	0.67%	0.67%		0.67%	0.67%	0.82%
Ratio of expenses to average net assets prior to fees waived[5]	1.00%	0.98%		0.96%	0.93%	0.93%
Ratio of net investment income to average net assets	4.41%	4.36%		4.73%	4.83%	4.46%
Ratio of net investment income to average net assets prior to fees waived	4.08%	4.05%		4.44%	4.57%	4.35%
Portfolio turnover	57%	62%		59%	45%	48%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Payments from affiliates had no impact on net asset value and total return.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Strategic Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21		9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.21	$9.92		$9.99	$9.98	$10.28

Income (loss) from investment operations:
Net investment income[1]	0.42	0.45		0.46	0.48	0.46
Net realized and unrealized gain (loss)	(1.75)	0.34		(0.06)	0.05	(0.27)
Total from investment operations	(1.33)	0.79		0.40	0.53	0.19

Less dividends and distributions from:
Net investment income	(0.44)	(0.50)		(0.47)	(0.49)	(0.44)
Net realized gain	—	—		—	(0.03)	(0.05)
Total dividends and distributions	(0.44)	(0.50)		(0.47)	(0.52)	(0.49)

Net asset value, end of period	$8.44	$10.21		$9.92	$9.99	$9.98

Total return[2]	(13.44% )	8.09%	[3]	4.23%	5.43%	1.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$796	$1	[4]	$22 [4]	$48 [4]	$53 [4]
Ratio of expenses to average net assets[5]	0.67%	0.67%		0.67%	0.67%	0.77%
Ratio of expenses to average net assets prior to fees waived[5]	0.88%	0.84%		0.80%	0.78%	0.78%
Ratio of net investment income to average net assets	4.45%	4.72%		4.71%	4.83%	4.52%
Ratio of net investment income to average net assets prior to fees waived	4.24%	4.55%		4.58%	4.72%	4.51%
Portfolio turnover	57%	62%		59%	45%	48%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Payments from affiliates had no impact on net asset value and total return.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Ivy Strategic Income Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/22	9/30/21		9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$10.20	$9.92		$9.99	$9.97	$10.27

Income (loss) from investment operations:
Net investment income[1]	0.39	0.44		0.42	0.44	0.42
Net realized and unrealized gain (loss)	(1.76)	0.30		(0.05)	0.06	(0.27)
Total from investment operations	(1.37)	0.74		0.37	0.50	0.15

Less dividends and distributions from:
Net investment income	(0.40)	(0.46)		(0.44)	(0.45)	(0.40)
Net realized gain	—	—		—	(0.03)	(0.05)
Total dividends and distributions	(0.40)	(0.46)		(0.44)	(0.48)	(0.45)

Net asset value, end of period	$8.43	$10.20		$9.92	$9.99	$9.97

Total return[2]	(13.80% )	7.59%	[3]	3.85%	5.13%	1.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90	$—	[4,5]	$7 [4]	$7 [4]	$8 [4]
Ratio of expenses to average net assets[6]	1.06%	1.04%		1.05%	1.05%	1.10%
Ratio of expenses to average net assets prior to fees waived[6]	1.55%	1.21%		1.20%	1.18%	1.17%
Ratio of net investment income to average net assets	4.06%	4.32%		4.35%	4.46%	4.18%
Ratio of net investment income to average net assets prior to fees waived	3.57%	4.15%		4.20%	4.33%	4.11%
Portfolio turnover	57%	62%		59%	45%	48%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Payments from affiliates had no impact on net asset value and total return.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Delaware Strategic Income Fund Class A

	Six months ended 1/31/23[1]	Year ended
Class A	(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$7.38	$8.57	$8.24	$8.07	$8.01	$8.41

Income (loss) from investment operations:
Net investment Income[2]	0.18	0.29	0.30	0.29	0.32	0.32
Net realized and unrealized gain (loss)	0.01	(1.17)	0.35	0.20	0.08	(0.37)
Total from investment operations	0.19	(0.88)	0.65	0.49	0.40	(0.05)

Less dividends and distributions from:
Net investment income	(0.17)	(0.31)	(0.32)	(0.32)	(0.27)	(0.32)
Return of Capital	—	—	— [3]	— [3]	(0.07)	(0.03)
Total dividends and distributions	(0.17)	(0.31)	(0.32)	(0.32)	(0.34)	(0.35)

Net asset value, end of period	$7.40	$7.38	$8.57	$8.24	$8.07	$8.01

Total return[4]	2.72%	(10.45%)	8.02%	6.27%	5.20%	(0.62%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,101	$79,273	$31,690	$29,793	$31,032	$33,912
Ratio of expenses to average net assets[5]	0.84%	0.90%[6]	0.84%	0.84%	0.84%	0.88%
Ratio of expenses to average net assets prior to fees waived[5]	1.22%	1.24%	1.53%	1.52%	1.50%	1.35%
Ratio of net investment income to average net assets	4.84%	3.62%	3.54%	3.66%	4.09%	3.83%
Ratio of net investment income to average net assets prior to fees waived………………………	4.46%	3.28%	2.85%	2.98%	3.43%	3.36%
Portfolio Turnover	31%	65%	89%	130%	106%	125%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

Financial highlights

Delaware Strategic Income Fund Class C

Six months ended 1/31/23[1]		Year ended
Class C	(Unaudited)	7/31/22	7/31/21		7/31/20		7/31/19		7/31/18
Net asset value, beginning of period	$7.38		$8.58	$8.25		$8.08		$8.02	$8.42

Income (loss) from investment operations:
Net investment Income[2]	0.15		0.23	0.24		0.23		0.26	0.25
Net realized and unrealized gain (loss)	0.02		(1.18)	0.35		0.20		0.08	(0.36)
Total from investment operations	0.17		(0.95)	0.59		0.43		0.34	(0.11)

Less dividends and distributions from:
Net investment income	(0.15)		(0.25)	(0.26)		(0.26)		(0.21)	(0.26)
Return of Capital	—		—	— [3]		— [3]		(0.07)	(0.03)
Total dividends and distributions	(0.15)		(0.25)	(0.26)		(0.26)		(0.28)	(0.29)

Net asset value, end of period	$7.40		$7.38	$8.58		$8.25		$8.08	$8.02

Total return[4]	2.33%		(11.22%)	7.21%		5.47%		4.42%	(1.35% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$999		$1,110	$1,451		$1,846		$2,793	$3,450
Ratio of expenses to average net assets[5]	1.59%		1.65%[6]	1.59%		1.59%		1.59%	1.63%
Ratio of expenses to average net assets prior to fees waived[5]	1.97%		1.99%	2.28%		2.27%		2.25%	2.10%
Ratio of net investment income to average net assets	4.09%		2.87%	2.79%		2.91%		3.34%	3.08%
Ratio of net investment income to average net assets prior to fees waived	3.71%		2.53%	2.10%		2.23%		2.68%	2.61%
Portfolio Turnover	31%		65%	89%		130%		106%	125%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

Financial highlights
Delaware Strategic Income Fund Class R

	Six months ended 1/31/23[1]	Year ended
Class R	(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$7.39	$8.60	$8.27	$8.10	$8.03	$8.44

Income (loss) from investment operations:
Net investment Income[2]	0.17	0.27	0.28	0.27	0.30	0.30
Net realized and unrealized gain (loss)	0.02	(1.19)	0.35	0.20	0.09	(0.38)
Total from investment operations	0.19	(0.92)	0.63	0.47	0.39	(0.08)

Less dividends and distributions from:
Net investment income	(0.16)	(0.29)	(0.30)	(0.30)	(0.25)	(0.30)
Return of Capital	—	—	— [3]	— [3]	(0.07)	(0.03)
Total dividends and distributions	(0.16)	(0.29)	(0.30)	(0.30)	(0.32)	(0.33)

Net asset value, end of period	$7.42	$7.39	$8.60	$8.27	$8.10	$8.03

Total return[4]	2.73%	(10.86%)	7.74%	5.99%	5.07%	(0.97% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159	$148	$171	$431	$738	$4,259
Ratio of expenses to average net assets[5]	1.09%	1.15%[6]	1.09%	1.09%	1.09%	1.13%
Ratio of expenses to average net assets prior to fees waived[5]	1.47%	1.49%	1.78%	1.77%	1.75%	1.60%
Ratio of net investment income to average net assets	4.59%	3.37%	3.29%	3.41%	3.84%	3.58%
Ratio of net investment income to average net assets prior to fees waived	4.21%	3.03%	2.60%	2.73%	3.18%	3.11%
Portfolio Turnover	31%	65%	89%	130%	106%	125%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

Financial highlights

Delaware Strategic Income Fund Institutional Class

	Six months ended 1/31/23[1]	Year ended
Institutional Class	(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$7.38	$8.58	$8.25	$8.08	$8.02	$8.42

Income (loss) from investment operations:
Net investment Income[2]	0.18	0.31	0.32	0.31	0.34	0.34
Net realized and unrealized gain (loss)	0.02	(1.18)	0.35	0.20	0.08	(0.37)
Total from investment operations	0.20	(0.87)	0.67	0.51	0.42	(0.03)

Less dividends and distributions from:
Net investment income	(0.18)	(0.33)	(0.34)	(0.34)	(0.29)	(0.34)
Return of Capital	—	—	— [3]	— [3]	(0.07)	(0.03)
Total dividends and distributions	(0.18)	(0.33)	(0.34)	(0.34)	(0.36)	(0.37)

Net asset value, end of period	$7.40	$7.38	$8.58	$8.25	$8.08	$8.02

Total return[4]	2.85%	(10.33%)	8.29%	6.53%	5.47%	(0.36%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,193	$15,126	$16,258	$9,845	$16,457	$28,366
Ratio of expenses to average net assets[5]	0.59%	0.65%[6]	0.59%	0.59%	0.59%	0.63%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	0.99%	1.28%	1.27%	1.25%	1.10%
Ratio of net investment income to average net assets	5.09%	3.87%	3.79%	3.91%	4.34%	4.08%
Ratio of net investment income to average net assets prior to fees waived	4.71%	3.53%	3.10%	3.23%	3.68%	3.61%
Portfolio Turnover	31%	65%	89%	130%	106%	125%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

Delaware Funds
by MACQUARIE®

PO Box 211230, Eagan, MN 55121-9984

VOTE BY MAIL

1. Read the proxy statement.
2. Check the appropriate box on the reverse side of the proxy card.
3. Sign, date and return the proxy card in the envelope provided.

VOTE ONLINE

1. Read the proxy statement and have the proxy card at hand.
2. Go to: www.proxyvotenow.com/del-ivy2023
3. Follow the simple instructions.

VOTE BY PHONE

1. Read the proxy statement and have the proxy card at hand.
2. Call toll-free: 877-759-2811
3. Follow the simple instructions.

↓ **Please detach at perforation before mailing.** ↓

DELAWARE IVY LIMITED-TERM BOND FUND

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 13, 2023
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder, having received Notice of the June 13, 2023 Special Meeting of Shareholders (the "Meeting") of the above-referenced Fund (the "Acquired Fund"), a series of Ivy Funds (the "Acquired Trust"), and the related combined Prospectus/Proxy Statement, hereby appoints each of Emilia P. Wang, Catherine A. DiValentino, and Kathryn R. Williams as proxies, each with full power of substitution and revocation, to represent the undersigned and to vote all shares of the Acquired Fund that the undersigned is entitled to vote at the Meeting to be held via audioconference on June 13, 2023 at 12:30pm Eastern Time, and at any adjournment or postponements thereof.

The undersigned hereby revokes any and all proxies with respect to such shares previously given. This instruction may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Trust or by voting via audio teleconference at the Meeting.

CONTROL NUMBER

AUTHORIZED SIGNATURE(S)
This section must be completed for your vote to be counted.

Signature(s) and Title(s), if applicable — Sign in the box above

Date ______________________

Note: Please sign exactly as your name(s) appear(s) on this proxy card. If signing for estates, trusts, or other fiduciaries, your title or capacity should be stated and where more than one name appears, a majority must sign. If shares are held jointly, one or more joint owners should sign personally. If a corporation, the signature should be that of an authorized officer who should state his or her title.

DLM-TermBd_100157_0623

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS
for the Special Meeting of Shareholders to be held on June 13, 2023.
Please refer to the Proxy Statement for a discussion of each of these matters.

The Proxy Statement for this Meeting is available at https://proxyvotinginfo.com/p/delawareivy2023

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.
PLEASE CAST YOUR VOTE *TODAY!*

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

↓ **Please detach at perforation before mailing.** ↓

This proxy is solicited on behalf of the Board of Trustees of the Ivy Funds.
The Board of Trustees recommends a vote FOR the Reorganization.
This proxy will be voted as specified.
If no specification is made, this proxy shall be voted FOR the Reorganization of the Acquired Fund.
If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

TO VOTE, MARK BOX(ES) BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

IF YOU ARE NOT VOTING BY PHONE OR INTERNET, PLEASE SIGN AND DATE THIS PROXY CARD ON THEREVERSE SIDE AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

DILtd-TermBd_100157_0623

PART B
STATEMENT OF ADDITIONAL INFORMATION
 Dated [   ], 2023

Acquisition of the Assets of:
DELAWARE IVY MUNICIPAL BOND FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE USA FUND (a series of Delaware Group(R) Tax-Free Fund)

Acquisition of the Assets of:
DELAWARE IVY MUNICIPAL HIGH INCOME FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND (a series of Voyageur Mutual Funds)

Acquisition of the Assets of:
DELAWARE IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE CALIFORNIA FUND (a series of Voyageur Mutual Funds)

Acquisition of the Assets of:
DELAWARE IVY CORPORATE BOND FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE CORPORATE BOND FUND (a series of Delaware Group(R) Income Funds)

Acquisition of the Assets of:
DELAWARE IVY CROSSOVER CREDIT FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE CORPORATE BOND FUND (a series of Delaware Group(R) Income Funds)

Acquisition of the Assets of:
DELAWARE IVY LIMITED-TERM BOND FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND (a series of Delaware Group(R) Limited-Term Government Funds)

Acquisition of the Assets of:
DELAWARE IVY STRATEGIC INCOME FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE STRATEGIC INCOME FUND (a series of Delaware Group(R) Government Fund)

Delaware Funds(R) by Macquarie
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated [    ], 2023 (the “Prospectus/Information Statement”) relating to the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each Fund identified below under the heading “Acquired Funds” (each, an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of Ivy Funds (“Acquired Trust”), into the corresponding series identified below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), each a series of Delaware Group Tax-Free Fund; Delaware Group Income Funds; Delaware Group Limited-Term Government Funds; or Delaware Group Government Fund (each, an “Acquiring Trust,” and collectively, the “Acquiring Trusts”).

Acquired Funds	Acquiring Funds
Delaware Ivy Municipal Bond Fund, a series of Ivy Funds	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund
Delaware Ivy Municipal High Income Fund, a series of Ivy Funds	Delaware National High-Yield Municipal Bond Fund, a series of Voyageur Mutual Funds
Delaware Ivy California Municipal High Income Fund, a series of Ivy Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Ivy Corporate Bond Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Crossover Credit Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Limited-Term Bond Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Delaware Ivy Strategic Income Fund, a series of Ivy Funds	Delaware Strategic Income Fund, a series of Delaware Group Government Fund

The Prospectus/Information Statement relating to the above referenced matter may be obtained without charge from Ivy Funds, on behalf of Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Limited-Term Bond Fund, and Delaware Ivy Strategic Income Fund; Delaware Group Tax-Free Fund on behalf of Delaware Tax-Free USA Fund; Voyageur Mutual Funds on behalf of Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free California Fund; Delaware Group Income Funds on behalf of Delaware Corporate Bond Fund; Delaware Group Limited-Term Government Funds on behalf of Delaware Limited-Term Diversified Income Fund; and Delaware Group Government Fund on behalf of Delaware

Strategic Income Fund, by calling the telephone number above or by writing to the Ivy Funds, Delaware Group Tax-Free Fund, Voyageur Mutual Funds, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds or Delaware Group Government Fund at: Delaware Funds by Macquarie, P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail) or Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service).

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE	3
SUPPLEMENTAL FINANCIAL INFORMATION	6

GENERAL INFORMATION
The Board of Trustees (“Board”) of the Acquired Trust and each Acquiring Trust, on behalf of their respective series, reviewed and approved an Agreement and Plan of Reorganization (a “Plan”) that provides for the Reorganization of each Acquired Fund with and into a corresponding Acquiring Fund. The Boards determined that each Reorganization is in the best interests of the respective Acquired Fund and Acquiring Fund and that the interests of shareholders of each Acquiring Fund will not be diluted as a result of the Reorganization.
Pursuant to the Plan, the reorganization of each Acquired Fund listed below into the corresponding Acquiring Fund will consist of: (i) the acquisition by each Acquiring Trust, on behalf of an Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Fund; (ii) the assumption by each Acquiring Trust, on behalf of an Acquiring Fund, of the liabilities of the applicable Acquired Fund as set forth in the Plan; (iii) the distribution of each Acquiring Fund’s shares to the shareholders of the applicable Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.

Acquired Funds	Acquiring Funds
Delaware Ivy Municipal Bond Fund, a series of Ivy Funds	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund
Delaware Ivy Municipal High Income Fund, a series of Ivy Funds	Delaware National High-Yield Municipal Bond Fund, a series of Voyageur Mutual Funds
Delaware Ivy California Municipal High Income Fund, a series of Ivy Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Ivy Corporate Bond Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Crossover Credit Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Limited-Term Bond Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Delaware Ivy Strategic Income Fund, a series of Ivy Funds	Delaware Strategic Income Fund, a series of Delaware Group Government Fund
Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI, relating specifically to the Reorganizations consists of this document and the following described documents, each of which is incorporated by reference herein:

ACQUIRED FUNDS

•
Statement of Additional Information dated July 29, 2022 for Ivy Funds, as amended and restated on December 23, 2022, with respect to Delaware Ivy Municipal Bond Fund (filed via EDGAR on December 27, 2022, Accession No. 0001206774-22-002970).

•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Ivy Funds, with respect to Delaware Ivy Municipal Bond Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The unaudited financial statements included in the Ivy Funds’ Semi-Annual Report to Shareholders for the reporting period ended September 30, 2022, with respect to Delaware Ivy Municipal Bond Fund (filed via EDGAR on December 8, 2022, Accession No. 0001206774-22-002793).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2022, with respect to Delaware Ivy Municipal Bond Fund (filed via EDGAR on June 9, 2022, Accession No. 0001206774-22-001506).

•
Statement of Additional Information dated July 29, 2022, as amended and restated on December 23, 2022, for Ivy Funds, with respect to Delaware Ivy Municipal High Income Fund (filed via EDGAR on December 27, 2022, Accession No. 0001206774-22-002970).

•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Ivy Funds, with respect to Delaware Ivy Municipal High Income Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The unaudited financial statements included in the Ivy Funds’ Semi-Annual Report to Shareholders for the reporting period ended September 30, 2022, with respect to Delaware Ivy Municipal High Income Fund (filed via EDGAR on December 8, 2022, Accession No. 0001206774-22-002793).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2022, with respect to Delaware Ivy Municipal High Income Fund (filed via EDGAR on June 9, 2022, Accession No. 0001206774-22-001506).

•
Statement of Additional Information dated January 30, 2023, for Ivy Funds, with respect to Delaware Ivy California Municipal High Income Fund (filed via EDGAR on January 27, 2023, Accession No. 0001145443-23-000029).

•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Ivy Funds, with respect to Delaware Ivy California Municipal High Income Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2022, with respect to Delaware Ivy California Municipal High Income Fund (filed via EDGAR on December 8, 2022, Accession No. 0001206774-22-002794).

•	Statement of Additional Information dated January 30, 2023, for Ivy Funds, with respect to Delaware Ivy Corporate Bond Fund (filed via EDGAR on January 27, 2023, Accession No. 0001145443-23-000029).
•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Ivy Funds, with respect to Delaware Ivy Corporate Bond Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2022, with respect to Delaware Ivy Corporate Bond Fund (filed via EDGAR on December 8, 2022, Accession No. 0001206774-22-002794).

•	Statement of Additional Information dated January 30, 2023, for Ivy Funds, with respect to Delaware Ivy Crossover Credit Fund (filed via EDGAR on January 27, 2023, Accession No. 0001145443-23-000029).
•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Ivy Funds, with respect to Delaware Ivy Crossover Credit Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2022, with respect to Delaware Ivy Crossover Credit Fund (filed via EDGAR on December 8, 2022, Accession No. 0001206774-22-002794).

•
Statement of Additional Information dated July 29, 2022, as amended and restated on December 23, 2022, for Ivy Funds, with respect to Delaware Ivy Limited-Term Bond Fund (filed via EDGAR on December 27, 2022 Accession No. 0001206774-22-002970).

•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Ivy Funds, with respect to Delaware Ivy Limited-Term Bond Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The unaudited financial statements included in the Ivy Funds’ Semi-Annual Report to Shareholders for the reporting period ended September 30, 2022, with respect to Delaware Ivy Limited-Term Bond Fund (filed via EDGAR on December 8, 2022, Accession No. 0001206774-22-002793).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2022, with respect to Delaware Ivy Limited-Term Bond Fund (filed via EDGAR on June 9, 2022, Accession No. 0001206774-22-001506).

•	Statement of Additional Information dated January 30, 2023, for Ivy Funds, with respect to Delaware Ivy Strategic Income Fund (filed via EDGAR on January 27, 2023, Accession No. 0001145443-23-000029).
•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Ivy Funds, with respect to Delaware Ivy Strategic Income Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2022, with respect to Delaware Ivy Strategic Income Fund (filed via EDGAR on December 8, 2022, Accession No. 0001206774-22-002794).

ACQUIRING FUNDS

•
Statement of Additional Information dated December 29, 2022, for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Fund (filed via EDGAR on December 28, 2022, Accession No. 0001145443-22-000315).

•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Tax-Free Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2022, with respect to Delaware Tax-Free USA Fund (filed via EDGAR on November 4, 2022, Accession No. 0001206774-22-002659).

•
Statement of Additional Information dated December 29, 2022, for Voyageur Mutual Funds, with respect to Delaware National High-Yield Municipal Bond Fund (filed via EDGAR on December 28, 2022, Accession No. 0001145443-22-000316).

•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Voyageur Mutual Funds, with respect to Delaware National High-Yield Municipal Bond Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The audited financial statements and related report of the independent public accounting firm included in the Voyageur Mutual Funds’ Annual Report to Shareholders for the fiscal year ended August 31, 2022, with respect to Delaware National High-Yield Municipal Bond Fund (filed via EDGAR on November 4, 2022, Accession No. 0001206774-22-002650).

•
Statement of Additional Information dated December 29, 2022, for Voyageur Mutual Funds, with respect to Delaware Tax-Free California Fund (filed via EDGAR on December 28, 2022, Accession No. 0001145443-22-000316).

•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Voyageur Mutual Funds, with respect to Delaware Tax-Free California Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The audited financial statements and related report of the independent public accounting firm included in the Voyageur Mutual Funds’ Annual Report to Shareholders for the fiscal year ended August 31, 2022, with respect to Delaware Tax-Free California Fund (filed via EDGAR on November 4, 2022, Accession No. 0001206774-22-002650).

•
Statement of Additional Information dated November 28, 2022, for Delaware Group Income Funds, with respect to Delaware Corporate Bond Fund (filed via EDGAR on November 28, 2022, Accession No. 0001145443-22-000288).

•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Delaware Group Income Funds, with respect to Delaware Corporate Bond Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Income Funds’ Annual Report to Shareholders (as revised November 23, 2023) for the fiscal year ended July 31, 2022, with respect to Delaware Corporate Bond Fund (filed via EDGAR on November 25, 2022, Accession No. 0001206774-22-002680).

•
Statement of Additional Information dated May 1 2023, for Delaware Group Limited-Term Government Funds, with respect to Delaware Limited-Term Diversified Income Fund (filed via EDGAR on April 28, 2023, Accession No. 0001145443-23-000108).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Limited-Term Government Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2022, with respect to Delaware Limited-Term Diversified Income Fund (filed via EDGAR on March 10, 2023, Accession No. 0001206774-23-000343).

•
Statement of Additional Information dated November 28, 2022, for Delaware Group Government Fund, with respect to Delaware Strategic Income Fund (filed via EDGAR on November 28, 2022, Accession No. 0001145443-22-000287).

•
Supplement dated February 23, 2023, to the Statement of Additional Information, for Delaware Group Government Fund, with respect to Delaware Strategic Income Fund (filed via EDGAR on February 23, 2023, Accession No. 0001137439-23-000316).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Government Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2022, with respect to Delaware Strategic Income Fund (filed via EDGAR on October 4, 2022, Accession No. 0001206774-22-002482).

SUPPLEMENTAL FINANCIAL INFORMATION
Tables showing the fees of each Acquiring Fund and each Acquired Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, are included in the “INFORMATION ABOUT THE FUNDS” section of the Prospectus/Information Statement.

The Reorganizations will not result in any material changes to any Acquired Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Funds. In particular, each security held by each Acquired Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, following the Reorganizations, changes to the Acquiring

Funds’ portfolios are expected to be made. There is no anticipated repositioning of any Acquired Fund prior to the Reorganizations.

Additionally, there are no material differences in the valuation, tax, or accounting policies of the Acquired Funds as compared to those of each corresponding Acquiring Fund.

PART C
(Delaware Group® Limited-Term Government Funds)
N-14
File No. 333-270426
Pre-Effective Amendment No. 1

OTHER INFORMATION
Item 15.
Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 60 filed April 27, 2007.  Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.
(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 60 filed April 27, 2007.
(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.
(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.
(iv) Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.
(b) Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.
	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;
(a) Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Proxy Statement.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).
	(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.

		(i)	Executed Amendment No. 2 (December 4, 2020) to Exhibit A of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 93 filed April 29, 2021.
(b)
Executed Investment Advisory Expense Limitation Letter (April 2023) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.

(c)
Executed Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.

(i)	Executed Amendment No. 2 to Schedule 1 of the Sub-Advisory Agreement (Fixed Income) (November 12, 2021) between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.

(d)
Executed Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.

(i)	Form of Amendment No. 3 to Schedule 1 to Sub-Advisory Agreement (Delaware Fixed Income Funds) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreements.
(i)
Executed Amended and Restated Distribution Agreement (February 25, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27, 2018.

		(ii)	Executed Amendment No. 2 (December 4, 2020) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 93 filed April 29, 2021.
	(b)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.
	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.
	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.
(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 29, 2009.

		(i)	Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 30, 2015.
		(ii)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27, 2018.
		(iii)	Executed Amendment No. 4 (July 19, 2019) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 94 filed April 28, 2022.
		(iv)	Executed Amendment No. 5 (December 31, 2021) to Mutual Custody and Services Amendment incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.
		(v)	Executed Amendment No. 6 (December 31, 2021) to Mutual Custody and Services Amendment incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.

(b)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed November 27, 2007.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed April 29, 2011.
		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.
	(b)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.
	(c)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed April 26, 2006.
	(d)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (November 18, 2020) incorporated into this filing by reference to Post-Effective Amendment No. 93 filed April 29, 2021.
(i)
Updated Appendix A (March 10, 2023) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
	(a)	Opinion and Consent of Counsel (March 9, 2023) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-270426) filed March 9, 2023.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel regarding tax matters to be filed by Amendment.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed February 27, 2004.
		(ii)	Executed Amendment No. 2 (December 4, 2020) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 93 filed April 29, 2021.
		(iii)	Executed Amended and Restated Schedule B (June 25, 2022) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.
(iv)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 30, 2015.

(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 30, 2014.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27, 2018.

(ii)	Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.

(iii)	Executed Amendment No. 3 (December 31, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.

(iv)	Executed Amendment No. 4 (January 31, 2022) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 95 filed April 28, 2023.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 30, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 30, 2015.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27, 2018.

(iii)
Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 94 filed April 28, 2022.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
	(a)	Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Group Government Fund attached as Exhibit No. EX-99.14.a.
	(b)	Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Group Income Funds attached as Exhibit No. EX-99.14.b.
	(c)	Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Group Limited-Term Government Funds attached as Exhibit No. EX-99.14.c.
	(d)	Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Group Tax-Free Funds attached as Exhibit No. EX-99.14.d.
(e)
Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund and Delaware Ivy Limited-Term Bond Fund, each a series of Ivy Funds attached as Exhibit No. EX-99.14.e

(f)
Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund and Delaware Ivy Strategic Income Fund, each a series of Ivy Funds attached as Exhibit No. EX-99.14.f

	(g)	Consent of Independent Registered Public Accounting Firm (April 2023) relating to Voyageur Mutual Funds attached as Exhibit No. EX-99.14.g
(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.
(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
	(a)	Powers of Attorney (February 16, 2023) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-270426) filed March 9, 2023.
(17)	Any additional exhibits which the Registrant may wish to file.
(a)
Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (September 8, 2020) incorporated into this filing by reference to Post-Effective Amendment No. 93 filed April 29, 2021.

	(b)	Code of Ethics for Macquarie Investment Management Europe Limited (March 2021) incorporated into this filing by reference to Post-Effective Amendment No. 94 filed April 28, 2022.
	(c)	Code of Ethics for Macquarie Investment Management Global Limited (February 18, 2021) incorporated into this filing by reference to Post-Effective Amendment No. 94 filed April 28, 2022.

		(d)	Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) incorporated into this filing by reference to Post-Effective Amendment No. 94 filed April 28, 2022.
Item 17.	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on this 1st day of May, 2023.

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS

By:	/s/ Richard Salus
Richard Salus Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	May 1, 2023
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	May 1, 2023
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	May 1, 2023
Ann D. Borowiec

Joseph W. Chow	*	Trustee	May 1, 2023
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	May 1, 2023
H. Jeffrey Dobbs

John A. Fry	*	Trustee	May 1, 2023
John A. Fry

Joseph Harroz, Jr.	*	Trustee	May 1, 2023
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	May 1, 2023
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	May 1, 2023
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	May 1, 2023
Thomas K. Whitford

Christianna Wood	*	Trustee	May 1, 2023
Christianna Wood

Janet L. Yeomans	*	Trustee	May 1, 2023
Janet L. Yeomans

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	May 1, 2023
Richard Salus		(Principal Financial Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Limited-Term Government Funds N-14)

Exhibit No.	Exhibit
EX-99.14.a	Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Group Government Fund
EX-99.14.b	Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Group Income Funds
EX-99.14.c	Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Group Limited-Term Government Funds
EX-99.14.d	Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Group Tax-Free Funds
EX-99.14.e
Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund and Delaware Ivy Limited-Term Bond Fund, each a series of Ivy Funds

EX-99.14.f
Consent of Independent Registered Public Accounting Firm (April 2023) relating to Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund and Delaware Ivy Strategic Income Fund, each a series of Ivy Funds

EX-99.14.g	Consent of Independent Registered Public Accounting Firm (April 2023) relating to Voyageur Mutual Funds